JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 93.9%(a)
Alabama — 2.7%
Education — 0.2%
Alabama Public School and College Authority, Capital Improvement
Series 2014-B, Rev., 5.00%, 1/1/2023	50	56
Series 2014-A, Rev., 5.00%, 2/1/2023	2,000	2,239
Series 2013-C, Rev., 5.00%, 9/1/2023	65	74
Series 2014-A, Rev., 5.00%, 2/1/2024	2,000	2,323
Series 2014-A, Rev., 5.00%, 2/1/2025	2,000	2,318
Series 2019A, Rev., 4.00%, 5/1/2033	85	102
Auburn University
Series 2018A, Rev., 5.00%, 6/1/2020	70	70
Series 2018A, Rev., 5.00%, 6/1/2023	75	85
University of Alabama (The)
Series 2014A, Rev., 5.00%, 7/1/2020	150	151
University of South Alabama Facilities
Rev., AGM, 5.00%, 4/1/2030	175	232
Rev., AGM, 5.00%, 4/1/2031	425	558
Rev., AGM, 5.00%, 4/1/2033	2,080	2,665
University of West Alabama
Rev., AGM, 5.00%, 1/1/2026	180	210
Rev., AGM, 5.00%, 1/1/2027	100	119
Rev., AGM, 5.00%, 1/1/2028	200	243
Rev., AGM, 5.00%, 1/1/2029	200	247
Rev., AGM, 5.00%, 1/1/2030	200	249

		11,941

General Obligation — 0.2%
City of Birmingham
Series 2018B, GO, 4.00%, 12/1/2032	570	673
Series 2018B, GO, 4.00%, 12/1/2033	375	440
Series 2018B, GO, 4.00%, 12/1/2034	510	596
Series 2018B, GO, 4.00%, 12/1/2035	500	582
City of Huntsville
Series A, GO, 5.00%, 5/1/2030	2,765	3,567
Series A, GO, 5.00%, 5/1/2031	3,035	3,890
City of Huntsville, Warrants
Series 2018-A, GO, 5.00%, 5/1/2029	100	130
Series 2018-A, GO, 5.00%, 5/1/2033	70	89
City of Madison, Warrants GO, 5.00%, 4/1/2023	25	28
City of Mobile, Warrants Series 2018A, GO, 5.00%, 2/15/2029	3,000	3,913
City of Montgomery, Warrants GO, 3.00%, 6/15/2020	10	10
County of Mobile Series 2014A, GO, 4.00%, 6/1/2020	25	25
County of Mobile, Improvement Warrants GO, 5.00%, 2/1/2033	25	32

		13,975

Hospital — 0.0%(b)
Alabama Special Care Facilities Financing Authority-Birmingham, Children’s Hospital Health Care Facility Rev., 5.00%, 6/1/2023	115	128
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2025	320	371
UAB Medicine Finance Authority Series 2019B, Rev., 5.00%, 9/1/2035	55	69

		568

Other Revenue — 0.2%
Montgomery County Public Building Authority, Warrants, Facilities Project
Rev., 5.00%, 3/1/2026	1,735	2,026
Rev., 5.00%, 3/1/2027	3,590	4,189
Rev., 5.00%, 3/1/2029	3,910	4,548

		10,763

Prerefunded — 0.0%(b)
County of Mobile, Improvement Warrants Series C, GO, 5.00%, 8/1/2029(c)	25	28

Special Tax — 0.0%(b)
Shelby County Board of Education, Public School 5.00%, 2/1/2025	50	60

Transportation — 0.0%(b)
Alabama Federal Aid Highway Finance Authority
Rev., 5.00%, 9/1/2023	20	23
Series B, Rev., 5.00%, 9/1/2023	30	34
Series 2016A, Rev., 5.00%, 9/1/2032	365	446
Series A, Rev., 5.00%, 9/1/2032	25	31

		534

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 2.1%
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023(d)	5,500	5,923
Black Belt Energy Gas District, Project No. 4 Series 2019A-1, Rev., 4.00%, 6/1/2020	45	45
Black Belt Energy Gas District, Project No. 5 Series 2020A-1, Rev., 4.00%, 10/1/2026(d)	4,235	4,671
City of Huntsville, Electric System Warrants Series A, Rev., 5.00%, 12/1/2023	35	41
Lower Alabama Gas District (The), Project No. 2 Rev., 4.00%, 12/1/2025(d)	32,500	36,189
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024(d)	34,000	36,820
Series A, Rev., 5.00%, 4/1/2024	20,845	23,422
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024(d)	16,015	17,208

		124,319

Water & Sewer — 0.0%(b)
Alabama Drinking Water Finance Authority, Revolving Fund Loan Series 2015A, Rev., 5.00%, 8/15/2021	215	227
Water Works Board of the City of Birmingham (The)
Series 2016A, Rev., 5.00%, 1/1/2023	65	73
Series 2016A, Rev., 5.00%, 1/1/2030	150	188

		488

Total Alabama		162,676

Alaska — 0.3%
General Obligation — 0.0%(b)
Municipality of Anchorage
Series 2018D, GO, 4.00%, 9/1/2023	95	106
Series C, GO, 5.00%, 9/1/2028	1,675	2,213
State of Alaska
Series 2012A, GO, 4.00%, 8/1/2020	10	10
Series 2013B, GO, 5.00%, 8/1/2020	10	10

		2,339

Housing — 0.0%(b)
Alaska Housing Finance Corp., State Capital Project Series 2019B, Rev., 5.00%, 6/1/2026	20	24

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	9,000	9,291
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2024	800	927
Series 2019A, Rev., 5.00%, 10/1/2025	1,325	1,575
Series 2019A, Rev., 5.00%, 10/1/2026	1,385	1,677
Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,799
Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,931

		17,200

Total Alaska		19,563

Arizona — 1.6%
Certificate of Participation/Lease — 0.1%
County of Maricopa, Evidencing Proportionate Interests of Owners Thereof in Lease Payments Series A, COP, 5.00%, 7/1/2024	125	148
County of Pima Series 2020A, COP, 5.00%, 12/1/2021	25	27
State of Arizona COP, 5.00%, 9/1/2025	4,100	4,996

		5,171

Education — 0.1%
Arizona State University
Series 2019B, Rev., 5.00%, 7/1/2023	40	46
Series 2017B, Rev., 5.00%, 7/1/2029	75	96
Series 2017B, Rev., 5.00%, 7/1/2034	920	1,143
Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,236
Series 2016B, Rev., 5.00%, 7/1/2042	30	36

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	739
Series 2018A, Rev., 5.00%, 7/1/2029	950	998
Pima County Community College District Rev., 5.00%, 7/1/2030	60	78
University of Arizona (The), Board of Regents
Rev., 5.00%, 6/1/2026	10	12
Series 2012A, Rev., 5.00%, 6/1/2030	1,000	1,091
University of Arizona (The), Green Bonds Series 2016B, Rev., 5.00%, 6/1/2029	350	432
University of Arizona (The), Stimulus Plan For Economic And Educational Development Series 2020A, Rev., 5.00%, 8/1/2036	75	95

		6,002

General Obligation — 0.1%
City of Mesa
GO, 2.00%, 7/1/2020	120	121
GO, NATL-RE, 6.00%, 7/1/2020	10	10
GO, 4.00%, 7/1/2033	30	36
City of Peoria
Series B, GO, 4.00%, 7/15/2020	60	60
Series B, GO, 5.00%, 7/15/2023	35	40
City of Scottsdale GO, 5.00%, 7/1/2020	100	100
County of Pima GO, 2.00%, 7/1/2020	300	300
Eastmark Community Facilities District No. 1 GO, 3.00%, 7/15/2020	75	75
Glendale Union High School District No. 205, School Improvement Project Series 2015A, GO, 2.00%, 7/1/2020	50	50
Kyrene Elementary School District No. 28 Series 2017B, GO, 5.00%, 7/1/2027	100	129
Kyrene Elementary School District No. 28, School Improvement, Project of 2010 Series 2010B, GO, 4.00%, 7/1/2020	500	502
Kyrene Elementary School District No. 28, School Improvement, Project of 2017 Series 2019A, GO, 5.00%, 7/1/2029	55	72
Maricopa County Dysart Unified School District No. 89 GO, NATL-RE, 5.25%, 7/1/2020	905	909
Maricopa County Elementary School District No. 31-Balsz, School Improvement Series 2012A, GO, AGM, 2.75%, 7/1/2020	15	15
Maricopa County Elementary School District No. 92-Pendergast Elementary, Improvement Bonds, Project of 2016
Series 2016A, GO, 5.00%, 7/1/2023	20	23
Series 2016D, GO, 5.00%, 7/1/2027	700	895
Series 2016D, GO, 5.00%, 7/1/2028	1,000	1,311
Maricopa County High School District No. 214 Tolleson Union High School, School Improvement Project of 2017
Series 2017B, GO, 5.00%, 7/1/2026	20	25
Series 2017A, GO, 5.00%, 7/1/2027	35	45
Maricopa County School District No. 3 Tempe Elementary, School Improvement Project of 2016 Series 2017A, GO, 5.00%, 7/1/2020	10	10
Maricopa County Special Health Care District Series 2018C, GO, 5.00%, 7/1/2033	25	31
Maricopa County Special Health Care District, Maricopa Integrated Health System
Series 2018C, GO, 5.00%, 7/1/2021	50	53
Series 2018C, GO, 5.00%, 7/1/2031	25	31
Maricopa County Unified School District No. 11, Peoria School Improvement GO, 3.00%, 7/1/2020	150	150
Maricopa County Unified School District No. 4 Mesa, School Improvement Project of 2018 Series 2019A, GO, 5.00%, 7/1/2028	25	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maricopa County Unified School District No. 48 Scottsdale, School Improvement Project of 2016 Series 2017B, GO, 5.00%, 7/1/2031	25	32
Maricopa County Unified School District No. 95, Queen Creek School Improvement
Series 2018, GO, 5.00%, 7/1/2028	225	277
Series 2018, GO, 5.00%, 7/1/2029	500	612
Maricopa County Unified School District No. 97-Deer Valley, School Improvement Project of 2008 Series 2008B, GO, 4.00%, 7/1/2020	15	15
Maricopa County Unified School District No. 97-Deer Valley, School Improvement Project of 2013
Series 2013D, GO, 5.00%, 7/1/2023	50	57
Series 2019E, GO, 5.00%, 7/1/2027	50	64
Maricopa County Unified School District No. 9-Wickenburg, School Improvement, Tax-Exempt Series 2017A, GO, AGM, 4.00%, 7/1/2023	50	56
Maricopa County Union High School District No. 216 Agua Fria, School Improvement
GO, 4.00%, 7/1/2034	50	60
GO, 4.00%, 7/1/2036	90	106
Mohave County Unified School District No. 1 Lake Havasu Series 2017A, GO, 4.00%, 7/1/2030	30	36
Pima County Elementary School District No. 39 Continental, Improvement Bonds, Project of 2010 Series B, GO, AGM, 3.75%, 7/1/2029	20	21
Pima County, Marana Unified School District No. 6, School Improvements Series 2011A, GO, 5.00%, 7/1/2020	10	10
Pinal County, Florence School District No. 1 GO, 5.00%, 7/1/2023	70	80

		6,452

Hospital — 0.1%
Industrial Development Authority of the County of Yavapai (The), Yavapai Regional Medical Center Rev., 4.00%, 8/1/2020	50	50
Maricopa County Industrial Development Authority, HonorHealth
Series 2019A, Rev., 5.00%, 9/1/2033	500	598
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,193
Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,188
Yavapai County IDA, Hospital, Yavapai Regional Medical Center Series A, Rev., 5.25%, 8/1/2033	1,000	1,088

		4,117

Industrial Development Revenue/Pollution Control Revenue — 0.6%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2022	675	682
Series 2019A, Rev., 5.00%, 1/1/2023	610	620
Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,504
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,841
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,922
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,896
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,539
Series 2019A, Rev., 5.00%, 1/1/2029	660	677
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,753
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,850
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	3,961
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	4,089
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,781
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	2,288
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,829
Series 2019A, Rev., 5.00%, 1/1/2037	500	496
Series 2019A, Rev., 5.00%, 1/1/2038	500	491
Series 2019A, Rev., 4.25%, 1/1/2039	545	483
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	1,160

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,672

		36,534

Other Revenue — 0.0%(b)
City of Buckeye, Excise Tax Rev., 5.00%, 7/1/2022	100	110
City of Cottonwood Series 2015, Rev., AGM, 5.00%, 7/1/2026	10	12
City of Surprise Rev., 5.00%, 7/1/2025	20	24
County of Pinal Rev., 4.00%, 8/1/2037	75	87
Scottsdale Municipal Property Corp., Excise Tax
Rev., 5.00%, 7/1/2021	50	53
Rev., 5.00%, 7/1/2026	1,570	1,982

		2,268

Prerefunded — 0.1%
Arizona Board of Regents, Arizona State University Series 2012A, Rev., 5.00%, 7/1/2030(c)	725	796
Arizona Transportation Board, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2021(c)	50	50
City of Phoenix, Civic Improvement Corp., Airport, Junior Lien
Series A, Rev., 5.00%, 7/1/2023(c)	1,000	1,004
Series A, Rev., 5.00%, 7/1/2027(c)	2,000	2,007
County of Pima, Sewer System
Series B, Rev., 5.00%, 7/1/2022(c)	770	808
Series B, Rev., 5.00%, 7/1/2024(c)	1,000	1,049

		5,714

Transportation — 0.1%
Arizona Department of Transportation State Highway Fund
Series 2013A, Rev., 5.00%, 7/1/2020	25	25
Rev., 5.00%, 7/1/2031	25	31
Arizona Transportation Board, Grant Anticipation
Series 2011A, Rev., GAN, 5.00%, 7/1/2020	120	121
Series 2017A, Rev., GAN, 5.00%, 7/1/2020	20	20
Arizona Transportation Board, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2020	20	20
Rev., 5.00%, 7/1/2022	50	55
Rev., 5.00%, 7/1/2023	95	109
City of Phoenix Civic Improvement Corp., Junior Lien, Airport Special Obligation
Series 2017D, Rev., 5.00%, 7/1/2024	275	315
Series 2017D, Rev., 5.00%, 7/1/2029	190	228
City of Phoenix Civic Improvement Corp., Senior Lien
Series 2017B, Rev., 5.00%, 7/1/2027	150	183
Rev., AMT, 5.00%, 7/1/2037	1,000	1,161
City of Phoenix, Civic Improvement Corp., Light Rail Project Series 2013, Rev., 5.00%, 7/1/2020(c)	70	70
Pima County Regional Transportation Authority, Excise Tax Rev., 5.00%, 6/1/2026	25	31
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,196

		3,565

Utility — 0.2%
City of Mesa, Utility System
Rev., NATL-RE, 5.00%, 7/1/2020	3,000	3,012
Series 2019C, Rev., 5.00%, 7/1/2023	30	34
Series 2019A, Rev., 5.00%, 7/1/2029	40	54
Series 2019C, Rev., 5.00%, 7/1/2029	30	41
Rev., 4.00%, 7/1/2031	50	58
Series 2019A, Rev., 5.00%, 7/1/2031	25	33
Series 2019A, Rev., 5.00%, 7/1/2033	25	33
Series 2019A, Rev., 5.00%, 7/1/2043	95	120
Industrial Development Authority of the County of Pima (The), Tucson Electric Power Company San Juan Project Series 2009A, Rev., 4.95%, 10/1/2020	20	20
Salt River Project Agricultural Improvement and Power District, Electric System
Series 2011A, Rev., 5.00%, 12/1/2022	70	76
Series 2016A, Rev., 5.00%, 1/1/2023	20	22

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016A, Rev., 5.00%, 1/1/2036	7,000	8,624
Series 2019A, Rev., 5.00%, 1/1/2037	55	72
Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System Series A, Rev., 5.00%, 12/1/2028	1,005	1,075

		13,274

Water & Sewer — 0.2%
Arizona Water Infrastructure Finance Authority, Water Quality
Series 2012A, Rev., 4.00%, 10/1/2021	120	126
Series 2014A, Rev., 5.00%, 10/1/2025	30	36
Series 2014A, Rev., 5.00%, 10/1/2026	5,910	7,046
City of Glendale, Water and Sewer, Senior Lien Rev., 5.00%, 7/1/2028	1,000	1,092
City of Phoenix Civic Improvement Corp., Wastewater System Junior Lien Rev., 5.00%, 7/1/2022	25	27
City of Phoenix Civic Improvement Corp., Water System Junior Lien
Rev., NATL-RE, 5.25%, 7/1/2020	10	10
Rev., 5.00%, 7/1/2023	25	29
Series 2014A, Rev., 5.00%, 7/1/2023	50	57
Series 2014B, Rev., 5.00%, 7/1/2023	35	40
City of Scottsdale, Water and Sewer
Rev., 5.25%, 7/1/2021	1,430	1,509
Rev., 5.25%, 7/1/2023	1,875	2,162
City of Tucson, Water System Series 2016A, Rev., 5.00%, 7/1/2020	55	55
County of Pima, Sewer System
Rev., 5.00%, 7/1/2023	30	34
Series 2012A, Rev., 5.00%, 7/1/2023	100	110
Gilbert Water Resource Municipal Property Corp., Waterworks and Sewer System Rev., 5.00%, 7/1/2020	125	125

		12,458

Total Arizona		95,555

Arkansas — 0.0%(b)
Education — 0.0%(b)
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2023	100	115
University of Arkansas, Various Facility Fayetteville Campus Series 2014A, Rev., 4.50%, 11/1/2026	45	52

		167

General Obligation — 0.0%(b)
Pulaski County Special School District GO, 3.00%, 2/1/2021	15	15
State of Arkansas, Federal Highway GO, GAN, 5.00%, 10/1/2025	10	12

		27

Other Revenue — 0.0%(b)
City of Rogers, Sales and Use Tax Rev., 5.00%, 11/1/2020(c)	20	20

Total Arkansas		214

California — 9.5%
Certificate of Participation/Lease — 0.3%
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,038
City and County of San Francisco, Office Buildings — Multiple Properties Project Series 2015-R1, COP, 5.00%, 9/1/2022	50	55
City of Aliso Viejo COP, 4.00%, 11/1/2031	50	63
City of Los Alamitos COP, 5.00%, 10/1/2023	25	29
County of San Benito, Jail Facilities Project COP, 5.00%, 10/1/2025	45	55
County of San Bernardino, Arrowhead Refunding Project Series 2019A, COP, 5.00%, 10/1/2024	325	383
County of San Joaquin COP, AGM, 5.00%, 11/15/2029	5	6
Desert Sands Unified School District
COP, 5.00%, 3/1/2023	70	79
COP, 5.00%, 3/1/2024	150	174
Irvine Ranch Water District COP, 5.00%, 3/1/2032	2,275	2,832
Live Oak Elementary School District/Santa Cruz County, 2016 Refunding and School Financing Projects COP, AGM, 5.00%, 8/1/2020	15	15
Los Angeles Unified School District, Headquarters Building Projects Series B, COP, 5.00%, 10/1/2030	1,250	1,352

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington Unified School District, Yolo County, 2017 Refunding and Capital Projects
COP, AGM, 5.00%, 8/1/2022	100	110
COP, AGM, 5.00%, 8/1/2025	100	121
Yuba City Unified School District COP, AGM, 4.00%, 10/1/2025	1,100	1,284

		16,596

Education — 0.5%
California Community College Financing Authority, West Valley-Mission Community College District Rev., 5.00%, 6/1/2025(c)	55	68
California Educational Facilities Authority, Claremont McKenna College
Series 2015A, Rev., 5.00%, 1/1/2028	1,000	1,227
Series 2015A, Rev., 5.00%, 1/1/2029	880	1,077
Series 2015A, Rev., 5.00%, 1/1/2030	1,185	1,446
Series 2015A, Rev., 5.00%, 1/1/2031	2,450	2,975
Series 2015A, Rev., 5.00%, 1/1/2032	2,000	2,418
Series 2015A, Rev., 4.00%, 1/1/2033	3,000	3,421
California Educational Facilities Authority, Santa Clara University Series 2017B, Rev., 5.00%, 4/1/2035	80	98
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2026	150	170
Rev., 5.00%, 10/1/2027	150	172
Rev., 5.00%, 10/1/2028	150	173
California State University, Systemwide
Series 2015A, Rev., 5.00%, 11/1/2024	3,225	3,869
Series 2017A, Rev., 5.00%, 11/1/2029	100	128
Series 2014A, Rev., 5.00%, 11/1/2030	2,285	2,715
Series 2012A, Rev., 4.00%, 11/1/2031	145	155
Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,572
Series 2016A, Rev., 5.00%, 11/1/2045	30	36
Regents of the University of California Medical Center Pooled
Series 2016L, Rev., 5.00%, 5/15/2021	10	10
Series 2016L, Rev., 5.00%, 5/15/2041	155	181
Sweetwater Union High School District Public Financing Authority Rev., 5.00%, 9/1/2022	150	165
University of California
Series 2017AY, Rev., 5.00%, 5/15/2028	55	71
Series 2018AZ, Rev., 5.00%, 5/15/2029	30	39
Series 2018AZ, Rev., 5.00%, 5/15/2031	35	45
Series 2019BB, Rev., 5.00%, 5/15/2033	20	26
Series 2018AZ, Rev., 5.00%, 5/15/2034	25	32
University of California, Limited Project
Series 2010E, Rev., 5.00%, 5/15/2021	175	176
Series 2015-I, Rev., 5.00%, 5/15/2023	30	34
Series 2012G, Rev., 5.00%, 5/15/2029	5,615	6,120
Series 2017M, Rev., 5.00%, 5/15/2036	25	31

		30,650

General Obligation — 4.2%
Alhambra Unified School District, Election of 2016 Series 2016-A, GO, 5.00%, 8/1/2038	100	126
Anaheim Union High School District
GO, 5.00%, 8/1/2022	25	27
GO, 5.00%, 8/1/2025	65	77
Antelope Valley Union High School District GO, 4.00%, 8/1/2022	55	59
Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	10,595
Baldwin Park Unified School District GO, AGM, 4.00%, 8/1/2021	20	21
Banning Unified School District GO, AGM, 5.00%, 8/1/2027	100	125
Berryessa Union School District, Election of 2014
Series A, GO, 5.00%, 8/1/2026	50	59
Series A, GO, 5.00%, 8/1/2027	50	59
Beverly Hills Unified School District, 2008 Election GO, 5.00%, 8/1/2026	30	37
Brentwood Union School District GO, 5.00%, 8/1/2031	20	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cajon Valley Union School District, Election of 2016 Series A, GO, 5.00%, 8/1/2020	25	25
Central Unified School District GO, 5.00%, 8/1/2025	110	133
Cerritos Community College District Series A, GO, 5.00%, 8/1/2029	45	53
Cerritos Community College District, Election of 2012 Series 2019C, GO, 5.00%, 8/1/2026	130	163
Chabot-Las Positas Community College District GO, 5.00%, 8/1/2021	25	26
Chabot-Las Positas Community College District, 2016 Crossover GO, 5.00%, 8/1/2025	100	114
Chaffey Community College District GO, 5.00%, 6/1/2022	25	27
Chino Valley Unified School District GO, 5.00%, 8/1/2022	60	66
City And County Of Honolulu Wastewater System, Senior Series 2019A, First Bond Resolution (Hi) Series A, GO, 5.00%, 8/1/2023	20	23
City of Alameda GO, 4.00%, 8/1/2033	10	11
City of Oakland Series 2015A, GO, 5.00%, 1/15/2023	25	28
City of Orinda, Contra Cost County, Election of 2016 Series A, GO, 5.00%, 9/1/2027	45	59
City of San Jose Series A-1, GO, 5.00%, 9/1/2036	25	32
City of San Jose, Libraries, Parks and Public Safety Projects
Series 2019C, GO, 5.00%, 9/1/2028	50	67
Series 2019C, GO, 5.00%, 9/1/2032	100	131
Coachella Valley Unified School District
GO, 5.00%, 8/1/2025	125	147
GO, 4.00%, 8/1/2027	20	23
Coast Community College District Series A, GO, 5.00%, 8/1/2020	25	25
Conejo Valley Unified School District, Ventura County, Election of 2014 Series B, GO, 5.00%, 8/1/2028	125	165
Contra Costa County, Pittsburg Unified School District GO, 5.00%, 8/1/2023	55	63
Counties of Fresno, Madera, Tulare and Kings, State Center Community College District
GO, 5.25%, 8/1/2028	5,450	5,999
GO, 5.00%, 8/1/2030	40	48
Counties of Los Angeles and Orange, Rowland Unified School District, 2012 Election Series A, GO, 5.25%, 8/1/2043	2,750	3,099
Counties of Sonoma, Mendocino and Marin, Sonoma County Junior College District Series 2013A, GO, 5.00%, 8/1/2022	25	28
County of Calaveras GO, 5.00%, 8/1/2026	100	123
County of Riverside, Murrieta Valley Unified School District GO, AGM, 5.00%, 9/1/2025	1,400	1,680
County of Sacramento, San Juan Unified School District, Election of 1998 GO, 5.00%, 8/1/2020	25	25
County of Sacramento, San Juan Unified School District, Election of 2002
GO, 5.00%, 8/1/2027	1,670	1,909
GO, 5.00%, 8/1/2030	3,540	4,034
GO, 5.00%, 8/1/2031	4,000	4,555
County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,449
County of San Mateo, South San Francisco Unified School District, Capital Appreciation Series 2016C, GO, Zero Coupon, 9/1/2026	250	233
County of Santa Clara Series 2017C, GO, 5.00%, 8/1/2033	25	32
County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010
Series C, GO, Zero Coupon, 8/1/2023	2,000	1,972
Series C, GO, Zero Coupon, 8/1/2027	1,000	927
County of Santa Clara, San Jose Unified School District
GO, 5.00%, 8/1/2020	50	50
GO, 5.00%, 8/1/2023	25	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cupertino Union School District, Election of 2001 Series 2011E, GO, 5.00%, 8/1/2020	20	20
Desert Community College District
GO, 5.00%, 8/1/2022	50	55
GO, 5.00%, 8/1/2031	2,250	2,865
Desert Sands Unified School District
GO, 5.00%, 8/1/2025	3,750	4,581
Series A, GO, 5.00%, 6/1/2026	40	45
GO, 5.00%, 8/1/2026	2,200	2,684
Desert Sands Unified School District, Election of 2014
GO, 5.00%, 8/1/2022	140	154
GO, 5.00%, 8/1/2024	25	30
GO, 4.00%, 8/1/2038	1,000	1,148
Dixon Unified School District GO, 5.00%, 8/1/2027	10	12
Downey Unified School District, Election of 2014 Series B, GO, 5.00%, 8/1/2032	50	65
East Side Union High School District Series 2016B, GO, 5.00%, 8/1/2027	50	62
East Side Union High School District, Election of 2012 Series B, GO, 5.00%, 8/1/2030	25	30
El Camino Community College District Foundation (The) GO, 5.00%, 8/1/2022	25	28
El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	525	514
Escondido Union School District, Election of 2014 Series A, GO, 5.00%, 8/1/2027	100	120
Fairfield-Suisun Unified School District, Election of 2016 GO, 5.00%, 8/1/2026	50	63
Foothill-De Anza Community College District GO, 5.00%, 8/1/2026	65	77
Forestville Union Elementary School District GO, AGM, 5.75%, 8/1/2021	45	48
Fremont Union High School District Series 2019A, GO, 5.00%, 8/1/2030	75	96
Fullerton Joint Union High School District, Election of 2014 Series 2015A, GO, 5.00%, 8/1/2022	30	33
Glendale Unified School District Series 2015A, GO, 5.00%, 9/1/2023	25	29
Hayward Unified School District, Election of 2014 GO, AGM, 5.00%, 8/1/2027	55	69
Healdsburg Unified School District, Election of 2016 Series C, GO, 3.13%, 8/1/2047	3,535	3,759
Hillsborough City School District, Tax-Exempt
Series A, GO, 4.00%, 9/1/2021	40	42
Series A, GO, 4.00%, 9/1/2022	35	38
Huntington Beach Union High School District GO, 5.00%, 8/1/2026	10	11
Imperial Unified School District GO, 4.00%, 8/1/2020	15	15
Jefferson Union High School District, Election of 2012 Series A, GO, 4.00%, 8/1/2022	65	70
John Swett Unified School District, Measure P Projects Series A-1, GO, AGM, 5.00%, 8/1/2027	50	64
La Canada Unified School District GO, 5.00%, 8/1/2020	25	25
La Canada Unified School District, Election of 2017 Series 2018A, GO, 5.00%, 8/1/2031	50	64
Lawndale Elementary School District, Election of 2016 Series 2018B, GO, 5.00%, 8/1/2028	100	125
Live Oak Elementary School District/Santa Cruz County GO, 5.00%, 8/1/2025	100	122
Long Beach Community College District, Election of 2002, Capital Appreciation
Series D, GO, NATL-RE, Zero Coupon, 5/1/2021	4,365	4,350
Series D, GO, NATL-RE, Zero Coupon, 5/1/2022	5,265	5,219
Long Beach Community College District, Election of 2016 Series 2019C, GO, 4.00%, 8/1/2045	40	46
Los Angeles Community College District
Series G, GO, 4.00%, 8/1/2022	25	27
Series 2015A, GO, 5.00%, 8/1/2023	20	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, GO, 5.00%, 8/1/2030	9,000	10,625
Series A, GO, 5.00%, 8/1/2031	15,000	17,647
Series A, GO, 4.00%, 8/1/2033	2,300	2,557
Los Angeles Unified School District
Series C, GO, 4.00%, 7/1/2020	25	25
Series A-1, GO, 5.00%, 7/1/2020	10	10
Series C, GO, 5.00%, 7/1/2024	11,670	13,838
Series C, GO, 5.00%, 7/1/2025	36,915	43,460
Series C, GO, 5.00%, 7/1/2026	5,505	6,449
Los Angeles Unified School District, Election of 2008
Series M-1, GO, 5.00%, 7/1/2032	2,095	2,644
Series M-1, GO, 5.00%, 7/1/2033	4,305	5,404
Los Rios Community College District, Election of 2008 Series B, GO, 5.00%, 8/1/2022	25	27
Manteca Unified School District GO, 5.00%, 8/1/2021	90	95
Marin Community College District GO, 5.00%, 8/1/2023	35	40
Marin Healthcare District, Tax-Exempt, Election of 2013 GO, 5.00%, 8/1/2031	90	108
Marysville Joint Unified School District GO, 5.00%, 8/1/2021	100	106
Menlo Park City School District, Crossover Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	695
GO, Zero Coupon, 7/1/2035	725	460
GO, Zero Coupon, 7/1/2036	1,150	694
GO, Zero Coupon, 7/1/2037	1,950	1,122
GO, Zero Coupon, 7/1/2041	1,250	598
Merced City School District, Election of 2014 GO, 4.00%, 8/1/2025	50	58
Merced Community College District, School Facilities Improvement GO, 5.00%, 8/1/2022	25	27
Merced Union High School District GO, 5.00%, 8/1/2026	225	282
Mount San Antonio Community College District, Election of 2018 Series 2019A, GO, 5.00%, 8/1/2028	50	66
Mountain View Los Altos Union High School District, Election of 2018 Series A, GO, 4.00%, 8/1/2020	25	25
Murrieta Valley Unified School District, Election of 2014 Series 2014A, GO, AGM, 4.00%, 9/1/2044	25	27
Nevada Joint Union High School District, Election of 2016 Series 2016B, GO, 5.00%, 8/1/2028	100	130
Newhall School District, School Facilities Improvement District No. 2011-1, Election of 2011 Series 2011A, GO, 4.00%, 8/1/2022	35	38
Newport Mesa Unified School District, Election of 2005 GO, NATL-RE, Zero Coupon, 8/1/2031	8,375	6,975
North Orange County Community College District, Election of 2014
Series 2014B, GO, 4.00%, 8/1/2021	80	83
Series 2016A, GO, 4.00%, 8/1/2025	20	24
Novato Unified School District, 2016 Election Series 2019B, GO, 5.00%, 8/1/2026	25	31
Ocean View School District, California Election of 2016 Series 2016B, GO, 6.00%, 8/1/2026	115	151
Oceanside Unified School District GO, 5.00%, 8/1/2024	5	6
Ohlone Community College District, Election of 2010 Series D, GO, 4.00%, 8/1/2022	40	43
Orange Unified School District, Election of 2016 GO, 5.00%, 8/1/2031	85	111
Palm Springs Unified School District, Election of 2008 Series D, GO, 4.00%, 8/1/2024	65	74
Palomar Community College District
GO, 5.00%, 5/1/2022	25	27
GO, 5.00%, 5/1/2023	20	23
Pleasanton Unified School District, Election of 2016 GO, 5.00%, 8/1/2027	20	26

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	59
Pomona Unified School District, Election of 2008 GO, AGM, 5.00%, 8/1/2027	50	61
Rio Hondo Community College District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2004 Series 2019B, GO, 5.00%, 8/1/2025	40	49
Riverside Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2042	50	57
Rocklin Unified School District, Election of 2002 GO, NATL-RE, Zero Coupon, 8/1/2021	25	25
San Diego Community College District
GO, 5.00%, 8/1/2020	250	252
GO, 5.00%, 8/1/2021	65	69
GO, 5.00%, 8/1/2022	30	33
GO, 5.00%, 8/1/2025	25	31
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series 2015R-4, GO, 5.00%, 7/1/2025	100	122
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008 Series 2012E, GO, Zero Coupon, 7/1/2049	885	398
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2018 Series 2019A, GO, 5.00%, 7/1/2021	60	63
San Diego Unified School District, Election of 1998 Series C-2, GO, AGM, 5.50%, 7/1/2026	145	186
San Francisco Bay Area Rapid Transit District Election
Series 2019B-1, GO, 5.00%, 8/1/2021	70	74
Series 2019F-1, GO, 5.00%, 8/1/2031	85	113
Series 2019F-1, GO, 5.00%, 8/1/2033	25	33
San Francisco Bay Area Rapid Transit District, Election of 2004
Series 2013C, GO, 5.00%, 8/1/2020	75	76
Series 2013C, GO, 4.00%, 8/1/2022	25	27
Series D, GO, 5.00%, 8/1/2030	3,000	3,669
Series D, GO, 5.00%, 8/1/2032	55	67
San Francisco Bay Area Rapid Transit District, Election of 2016 Series 2017A-1, GO, 5.00%, 8/1/2028	70	90
San Francisco Unified School District, Proposition A, Election of 2011 GO, 3.00%, 6/15/2020	25	25
San Joaquin Delta Community College District
Series 2015A, GO, 5.00%, 8/1/2020	50	51
Series 2015A, GO, 5.00%, 8/1/2022	25	27
San Jose Evergreen Community College District
Series A, GO, 5.00%, 9/1/2024	75	89
San Juan Unified School District, Election of 2012
Series 2019N, GO, 4.00%, 8/1/2021	130	136
Series 2019N, GO, 4.00%, 8/1/2025	125	147
San Luis Coastal Unified School District, Election of 2014
Series C, GO, 4.00%, 8/1/2021	25	26
Series C, GO, 4.00%, 8/1/2025	25	30
Series A, GO, 5.00%, 8/1/2026	75	88
Series B, GO, 5.00%, 8/1/2026	75	95
San Marcos Unified School District
GO, 5.00%, 8/1/2031	60	76
GO, 4.00%, 8/1/2033	25	29
San Mateo Foster City School District, Election of 2008 Series 2012C, GO, 5.00%, 8/1/2022	25	28
Santa Ana College Improvement District No. 1 of Rancho Santiago Community College District, Election of 2012 Series 2017B, GO, 4.00%, 8/1/2030	150	180
Santa Barbara Unified School District Series A, GO, 4.00%, 8/1/2022	75	81
Santa Clara Unified School District GO, 5.00%, 7/1/2025	25	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Santa Clara Unified School District, Election of 2014
GO, 5.00%, 7/1/2022	35	38
GO, 5.00%, 7/1/2027	25	32
Santa Clarita Community College District GO, 4.00%, 8/1/2022	25	27
Santa Monica Community College District, Election 2016
Series 2018A, GO, 5.00%, 8/1/2022	35	39
Series 2018A, GO, 4.00%, 8/1/2035	25	29
Santa Monica-Malibu Unified School District
Series 2016C, GO, 4.00%, 7/1/2024	30	34
GO, 5.00%, 8/1/2024	70	83
Santa Rosa High School District GO, 5.00%, 8/1/2026	225	282
Scotts Valley Unified School District GO, 5.00%, 8/1/2023	30	34
Sierra Joint Community College District, School Facilities Improvement District No. 2 Series 2013B, GO, 5.00%, 8/1/2027	25	28
Simi Valley Unified School District
GO, 4.00%, 8/1/2022	25	27
Series B, GO, 4.00%, 8/1/2022	30	32
GO, 5.00%, 8/1/2027	30	39
Sonoma Valley Unified School District GO, 4.00%, 8/1/2042	25	29
Southwestern Community College District
Series 2016B, GO, 4.00%, 8/1/2023	35	39
Series 2016B, GO, 4.00%, 8/1/2025	50	59
Series A, GO, 4.00%, 8/1/2038	1,000	1,148
State of California GO, 4.00%, 12/1/2024	15	17
State of California, Various Purpose
GO, 5.00%, 8/1/2020	100	101
GO, 5.00%, 9/1/2020	25	25
GO, 5.13%, 4/1/2023	5	5
GO, 5.00%, 10/1/2025	40	49
GO, AMBAC, 5.00%, 2/1/2027	565	720
GO, 5.00%, 8/1/2030	24,000	28,557
GO, 4.00%, 9/1/2033	1,340	1,547
GO, 5.00%, 3/1/2035	7,000	9,251
Tahoe-Truckee Unified School District, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2028	25	31
Temple City Unified School District GO, NATL-RE, 5.25%, 8/1/2022	6,580	6,969
Tustin Unified School District, School Facilities Improvement District No. 2002-1 GO, 5.00%, 6/1/2022	25	27
Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	65
Ventura County Community College District GO, 5.00%, 8/1/2022	25	28
Vista Unified School District, Election of 2018 Series 2019A, GO, 5.00%, 8/1/2022	60	66
West Hills Community College District, School Facilities Improvement, Election of 2008 Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	26
West Valley-Mission Community College District, Election of 2012
GO, 5.00%, 8/1/2027	40	49
Series 2015B, GO, 5.00%, 8/1/2027	40	49
Westside Union School District, Election of 2012 Series A, GO, 4.00%, 8/1/2022	25	27
Whittier Union High School District
Series 2014B, GO, 4.00%, 8/1/2022	30	33
GO, 5.00%, 8/1/2022	25	27
William S Hart Union High School District GO, 5.00%, 8/1/2022	50	55
Wiseburn School District Series 2016A, GO, 5.00%, 8/1/2031	50	62

		253,920

Hospital — 0.4%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Series A, Rev., 5.00%, 8/15/2026	45	56
Rev., 5.00%, 11/15/2027	6,250	7,462
California Health Facilities Financing Authority, Children’s Hospital Series 2019A, Rev., 5.00%, 11/1/2024	30	36
California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,484

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Health Facilities Financing Authority, Memorial Health Services Series 2012A, Rev., 5.00%, 10/1/2026	1,500	1,639
California Health Facilities Financing Authority, Sutter Health
Series 2011D, Rev., 5.00%, 8/15/2025	2,000	2,095
Series 2016A, Rev., 5.00%, 11/15/2029	1,050	1,237
Series 2016A, Rev., 5.00%, 11/15/2030	500	587
Series 2017A, Rev., 5.00%, 11/15/2031	110	132
Series 2017A, Rev., 5.00%, 11/15/2032	25	30
Series 2017A, Rev., 5.00%, 11/15/2033	50	59
Series 2018A, Rev., 5.00%, 11/15/2035	25	29
Series 2016A, Rev., 3.25%, 11/15/2036	1,425	1,491
Series 2018A, Rev., 5.00%, 11/15/2036	35	41
California Municipal Finance Authority, Community Medical Centers
Series 2017A, Rev., 5.00%, 2/1/2028	900	1,065
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,474

		21,917

Housing — 0.2%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	6,735
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	4,632

		11,367

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
City of Los Angeles, Solid Waste Resources Series 2018A, Rev., 5.00%, 2/1/2023	75	85

Other Revenue — 0.8%
California Infrastructure and Economic Development Bank, Green Bonds Rev., 5.00%, 10/1/2026	60	76
California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project Rev., 5.00%, 2/1/2023	15	17
California Infrastructure and Economic Development Bank, Refunding Academy Motion Picture Arts and Sciences
Series 2015A, Rev., 5.00%, 11/1/2024	1,630	1,853
Series 2015A, Rev., 5.00%, 11/1/2026	1,000	1,134
California Infrastructure and Economic Development Bank, State Revolving Funds
Series 2015A, Rev., 5.00%, 10/1/2021	50	53
Series 2016A, Rev., 4.00%, 10/1/2022	65	71
Series 2015A, Rev., 5.00%, 10/1/2027	40	49
Series 2015A, Rev., 5.00%, 10/1/2029	145	179
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program — Phase I
Rev., 5.00%, 6/1/2023	50	56
Rev., 5.00%, 6/1/2027	75	94
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program — Phase II Rev., 5.00%, 6/1/2023	30	34
California State Public Works Board, Department of Corrections and Rehabilitation, Centinela and Calipatria State Prisons Series E, Rev., 5.00%, 9/1/2020	15	15
California State Public Works Board, Department of Forestry and Fire Protection, Various Forestry Projects
Series C, Rev., AGM, 5.00%, 4/1/2022	1,900	1,907
Series C, Rev., AGM, 5.00%, 4/1/2024	2,105	2,112
California State Public Works Board, Department of General Services
Series F, Rev., 5.00%, 5/1/2026	3,100	3,734
Series F, Rev., 5.00%, 5/1/2027	5,000	6,009
California State Public Works Board, Various Capital Projects Series C, Rev., 5.00%, 3/1/2032	3,025	3,731
Chula Vista Municipal Financing Authority
Rev., 5.00%, 5/1/2022	40	44
Series 2017, Rev., 5.00%, 5/1/2025	15	18

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Contra Costa County Transportation Authority, Sales Tax
Series 2015A, Rev., 5.00%, 3/1/2021	40	41
Series 2015A, Rev., 5.00%, 3/1/2022	25	27
Series 2017A, Rev., 5.00%, 3/1/2023	20	22
Series A, Rev., 5.00%, 3/1/2024	50	59
Series 2012B, Rev., 5.00%, 3/1/2026	50	56
Downey Public Finance Authority Rev., 5.00%, 12/1/2022	100	111
Golden State Tobacco Securitization Corp., Tobacco Settlement
Series 2013A, Rev., 5.00%, 6/1/2021	55	57
Series A, Rev., 5.00%, 6/1/2032	4,000	4,675
Series A-1, Rev., 3.50%, 6/1/2036	7,045	7,059
Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2023	25	28
Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building, Tax-Exempt Series 2018A, Rev., 5.00%, 12/1/2023	25	29
Los Angeles County Public Works Financing Authority Series 2019E1, Rev., 4.00%, 12/1/2023	35	39
Madera Irrigation District Rev., AGM, 5.00%, 9/1/2025	150	185
Milpitas Redevelopment Agency Successor Agency 5.00%, 9/1/2027	75	90
Mission Viejo Community Development Financing Authority Rev., 4.00%, 5/1/2024	110	126
Montebello Community Redevelopment Agency Successor Agency Subseries A, NATL-RE, 5.00%, 9/1/2023	100	112
Montebello Public Financing Authority Series B, Rev., AGM, 5.00%, 11/1/2026	100	117
Montebello Public Financing Authority, Limited Tax Series 2019A, Rev., AGM, 4.00%, 6/1/2033	380	443
Orange County Local Transportation Authority, Measure M2 Sales Tax Rev., 5.00%, 2/15/2024	250	293
Orange Redevelopment Agency Successor Agency, Orange Merged and Amended Redevelopment Project Area Series 2014A, AGM, 5.00%, 9/1/2023	110	126
Palm Springs Financing Authority Rev., 5.00%, 11/1/2022	25	28
Rancho Cucamonga Public Finance Authority, Fiber Optic Project Series 2019A, Rev., 5.00%, 5/1/2026	100	126
Riverside County Infrastructure Financing Authority Series 2016A, Rev., 4.00%, 11/1/2023	25	28
Riverside County Infrastructure Financing Authority, Capital Facilities Projects Rev., 4.25%, 11/1/2045	35	39
Riverside County Infrastructure Financing Authority, Capital Projects Series 2017C, Rev., 5.00%, 5/1/2025	25	30
Riverside County Infrastructure Financing Authority, Indio Law Building Series 2017A, Rev., 4.00%, 11/1/2023	40	45
Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects Series 2017A, Rev., 5.00%, 10/1/2026	75	94
Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project Series 2014D, AGM, 5.00%, 10/1/2026	115	135
Riverside Public Financing Authority Series 2012A, Rev., 5.00%, 11/1/2023	95	106
Ross Valley Public Financing Authority Series A, Rev., 4.00%, 1/1/2023	25	27
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2016A, 5.00%, 10/1/2023	125	144
Sacramento City Financing Authority Series 2015A, Rev., 5.00%, 12/1/2023	135	157

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Diego County Regional Transportation Commission, Sales Tax Series A, Rev., 5.00%, 4/1/2021	45	47
San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Refunding Series 2012B, Rev., 4.00%, 4/15/2027	70	74
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	510	617
Series A, Rev., 5.00%, 7/1/2026	475	575
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2023	20	22
Rev., 5.00%, 3/1/2026	40	50
San Luis Obispo Public Financing Authority Rev., 5.00%, 6/1/2028	200	267
San Mateo County Flood Control District, Colma Creek Flood Control Zone Rev., GTD, 5.00%, 8/1/2020	50	50
Santa Clara County Financing Authority
Series 2016A, Rev., 5.00%, 11/15/2023	65	76
Series A, Rev., 5.00%, 5/1/2028	25	33
Series 2019A, Rev., 4.00%, 5/1/2034	55	66
Santa Clara County Financing Authority, County Facilities Series 2018A, Rev., 5.00%, 4/1/2029	400	527
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	10,206
Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2020	200	200
Santa Clarita Public Finance Authority, Open Space and Parkland Acquisition Program Series 2016B, Rev., 4.00%, 10/1/2026	75	91
Santa Cruz County Capital Financing Authority
Series 2020A, Rev., 4.00%, 6/1/2023	100	110
Series 2020A, Rev., 4.00%, 6/1/2028	145	176
Series 2020A, Rev., 4.00%, 6/1/2029	150	185
Series 2020A, Rev., 4.00%, 6/1/2030	100	125
Santa Cruz County Redevelopment Successor Agency
Series 2015A, AGM, 5.00%, 9/1/2023	90	102
Series 2015A, AGM, 5.00%, 9/1/2028	50	60
Santa Monica Public Financing Authority, Green Bond Rev., 5.00%, 7/1/2028	45	58
Santa Rosa Regional Resources Authority, Tax-Exempt Series 2017A, Rev., 5.00%, 8/1/2031	100	127
Ventura County Public Financing Authority, California Lease Series 2016A, Rev., 5.00%, 11/1/2027	55	70
West Hollywood Public Financing Authority, West Hollywood Park Phase II Rev., 5.00%, 4/1/2022	45	49
Yorba Linda Tax Allocation Redevelopment Agency Series 2017A, 5.00%, 9/1/2023	180	205

		50,008

Prerefunded — 0.5%
California Educational Facilities Authority, Pepperdine University Series 2012, Rev., 5.00%, 9/1/2024(c)	315	349
California State Public Works Board, California State University, Various University Projects
Series 2013H, Rev., 5.00%, 9/1/2030(c)	5,130	5,923
Series 2013H, Rev., 5.00%, 9/1/2031(c)	8,275	9,554
California State Public Works Board, University of California, Business Unit II at the Irvine Campus Series 2012B, Rev., 4.13%, 6/1/2037(c)	15	16
City of Los Angeles Series 2012A, GO, 5.00%, 9/1/2024(c)	20	21
Coachella Valley Unified School District, Election of 2005 Series 2012D, GO, AGM, 5.00%, 8/1/2037(c)	20	22
County of Orange, Garden Grove Unified School District, 2010 Election Series C, GO, 5.00%, 8/1/2030(c)	1,390	1,585
Fullerton School District GO, 5.00%, 8/1/2026(c)	150	151

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohlone Community College District, Election of 2010 Series 2011A, GO, 5.25%, 8/1/2041(c)	10	11
Riverside County Transportation Commission, Limited Tax Series 2013A, Rev., 5.25%, 6/1/2033(c)	4,525	5,205
San Diego Community College District GO, 5.00%, 8/1/2024(c)	4,890	5,400
San Mateo Foster City School District, Election of 2015 Series A, GO, 4.00%, 8/1/2040(c)	100	119
San Mateo Union High School District, Capital Appreciation, Election of 2006 Series 2013A, GO, 5.00%, 9/1/2026(c)	80	92
Santa Rosa High School District GO, 5.00%, 8/1/2029(c)	40	44
University of California Series 2013 AF, Rev., 5.00%, 5/15/2027(c)	60	68
University of California, Limited Project Series G, Rev., 5.00%, 5/15/2029(c)	2,885	3,154

		31,714

Special Tax — 0.0%(b)
Capistrano Unified School District Community Facilities District No. 90-2, Improvement Area No. 2002-1, Special Tax AGM, 4.00%, 9/1/2023	35	39
Dry Creek Joint Elementary School District, Community Facilities District No. 1 AGM, 5.00%, 9/1/2022	25	28
San Dieguito School Facilities Financing Authority
Rev., 5.00%, 3/1/2024	30	35
Rev., 5.00%, 3/1/2025	125	150
San Marcos Unified School District, Community Facilities District No. 4 4.00%, 9/1/2025	55	63
Santa Cruz Libraries Facilities Financing Authority 5.00%, 9/1/2026	150	189
Santa Margarita Water District Series 2017A, 5.00%, 9/1/2024	280	335
Schools Infrastructure Financing Agency, Special Tax Rev., AGM, 4.00%, 9/1/2034	115	126

		965

Transportation — 0.4%
Bay Area Toll Authority, Subordinate Toll Bridge, San Francisco Bay Area
Series 2017S-7, Rev., 4.00%, 4/1/2033	35	40
Series 2017 S-7, Rev., 4.00%, 4/1/2034	4,500	5,132
Series 2019S-H, Rev., 5.00%, 4/1/2044	50	60
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area
Series 2014 F-2, Rev., 4.00%, 4/1/2021	130	134
Series S-7, Rev., 4.00%, 4/1/2029	225	265
City of Los Angeles, Department of Airports
Series A, Rev., AMT, 5.00%, 5/15/2028	135	157
Series 2019C, Rev., 5.00%, 5/15/2033	45	57
Los Angeles County Metropolitan Transportation Authority
Series 2016A, Rev., 5.00%, 6/1/2020	185	185
Series 2016A, Rev., 5.00%, 6/1/2023	35	40
Series 2017A, Rev., 5.00%, 7/1/2023	35	40
Series 2013-B, Rev., 5.00%, 7/1/2024	50	58
Los Angeles County Metropolitan Transportation Authority, First Tier Series 2013-A, Rev., 5.00%, 7/1/2020	95	95
Los Angeles County Metropolitan Transportation Authority, Green Bond Series 2019A, Rev., 5.00%, 7/1/2026	50	63
Los Angeles County, Metropolitan Transportation Authority Series A, Rev., 5.00%, 7/1/2030	4,925	6,271
Riverside County Transportation Commission, Limited Tax
Series 2018A, Rev., 5.00%, 6/1/2021	140	147
Series 2013A, Rev., 5.00%, 6/1/2023	55	62
Series 2017B, Rev., 5.00%, 6/1/2032	60	76
Series 2017A, Rev., 5.00%, 6/1/2033	30	37
Series 2017B, Rev., 5.00%, 6/1/2035	45	56
San Diego County Regional Airport Authority, Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2031	25	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Francisco City and County Airport Commission, International Airport Series 2019H, Rev., AMT, 5.00%, 5/1/2029	175	217
San Francisco City and County, Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 5.00%, 1/1/2047	4,000	4,626
San Francisco County Transportation Authority Rev., 3.00%, 2/1/2022	25	26
San Francisco Municipal Transportation Agency Series 2018B, Rev., 5.00%, 3/1/2028	60	76
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2031	2,185	2,719
Rev., 5.00%, 3/1/2032	2,000	2,474
Rev., 5.00%, 3/1/2033	750	923
San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project Rev., 4.00%, 11/1/2023	75	84
San Mateo County Transit District
Series 2015A, Rev., 4.00%, 6/1/2024	70	80
Series 2015A, Rev., 5.00%, 6/1/2026	175	214

		24,445

Utility — 1.1%
Alameda County Joint Powers Authority, Multiple Capital Projects
Series 2013A, Rev., 5.00%, 12/1/2022	25	28
Series 2013A, Rev., 5.00%, 12/1/2024	200	233
Series 2013A, Rev., 5.25%, 12/1/2025	75	88
Series 2013A, Rev., 5.25%, 12/1/2027	50	58
Belmont Joint Powers Financing Authority Rev., 5.00%, 8/1/2024	20	24
California Municipal Finance Authority, Electric Utility Distribution System Rev., 5.00%, 10/1/2022	25	28
City of Pasadena, Electric Project Series 2016A, Rev., 5.00%, 6/1/2031	25	31
Imperial Irrigation District Electric System Series 2016B-2, Rev., 5.00%, 11/1/2026	80	100
Long Beach Bond Finance Authority, Natural Gas
Series A, Rev., 5.25%, 11/15/2021	2,500	2,640
Series A, Rev., 5.25%, 11/15/2022	9,545	10,430
Los Angeles Department of Water and Power Series 2019D, Rev., 5.00%, 7/1/2044	30	38
Los Angeles Department of Water and Power, Power System
Series 2011A, Rev., 5.00%, 7/1/2020	80	80
Series 2011A, Rev., 5.00%, 7/1/2022	70	74
Series 2019B, Rev., 5.00%, 7/1/2024	275	327
Series 2014B, Rev., 5.00%, 7/1/2026	15	17
Series 2014D, Rev., 5.00%, 7/1/2027	50	59
Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,475
Series B, Rev., 5.00%, 7/1/2029	10,000	12,681
Series 2015A, Rev., 5.00%, 7/1/2030	270	323
Series 2018A, Rev., 5.00%, 7/1/2030	35	45
Series D, Rev., 5.00%, 7/1/2030	2,710	3,187
Series 2019C, Rev., 5.00%, 7/1/2031	85	114
Series A, Rev., 5.00%, 7/1/2031	2,055	2,579
Series B, Rev., 5.00%, 7/1/2031	3,400	3,922
Series D, Rev., 5.00%, 7/1/2031	2,500	2,937
Series A, Rev., 5.00%, 7/1/2032	2,550	3,182
Series B, Rev., 5.00%, 7/1/2032	3,075	3,536
Series A, Rev., 5.00%, 7/1/2033	5,000	6,207
Series D, Rev., 5.00%, 7/1/2033	390	455
Series 2018D, Rev., 5.00%, 7/1/2034	30	38
Series 2019B, Rev., 5.00%, 7/1/2034	110	143
Series D, Rev., 5.00%, 7/1/2034	4,750	5,542

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series D, Rev., 5.00%, 7/1/2035	250	291
Series 2019A, Rev., 5.00%, 7/1/2039	35	45
Nevada Irrigation District Joint Powers Authority Series 2016A, Rev., 5.00%, 3/1/2024	95	112
Oakland Joint Powers Financing Authority, Oakland Administration Building Rev., 5.00%, 11/1/2025	100	121
Sacramento Municipal Utility District, Financing Authority, Cosumnes Project Rev., 5.00%, 7/1/2028	100	122
San Francisco City and County Public Utilities Commission
Series 2016A, Rev., 5.00%, 10/1/2022	150	167
Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,842
San Mateo Joint Powers Financing Authority, Golf Course Project Series 2018A, Rev., 5.00%, 8/1/2024	415	490
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center, Capital Projects Series 2014A, Rev., 5.00%, 6/15/2027	75	88
San Mateo Joint Powers Financing Authority, Youth Services Campus
Series 2016A, Rev., 5.00%, 7/15/2022	100	110
Series A, Rev., 5.00%, 7/15/2027	25	31
South Orange County Public Financing Authority, Central Utility Facility Rev., 5.00%, 4/1/2027	50	61
State of California Department of Water Resources Power Supply Series 2015O, Rev., 5.00%, 5/1/2022	150	164
Vista Joint Powers Financing Authority, Lease Appropriation Rev., 5.25%, 5/1/2037	100	120
Walnut Energy Center Authority Series 2014A, Rev., 5.00%, 1/1/2022	25	27

		64,412

Water & Sewer — 1.1%
Bay Area Water Supply and Conservation Agency, Capital Cost Recovery Prepayment Program Series 2013 A, Rev., 5.00%, 10/1/2026	60	68
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund Rev., 5.00%, 10/1/2032	25	32
California Municipal Finance Authority, Water System Project Series 2015-A, Rev., 5.00%, 10/1/2022	100	111
California State Department of Water Resources, Central Valley Project, Water System
Series AR, Rev., 5.00%, 12/1/2022	25	28
Series AX, Rev., 5.00%, 12/1/2022	35	39
Series AW, Rev., 5.00%, 12/1/2024	75	91
Series BA, Rev., 5.00%, 12/1/2025	30	37
Series BA, Rev., 5.00%, 12/1/2031	65	87
Calleguas Municipal Water District Series 2016A, Rev., 5.00%, 7/1/2023	35	40
Central Contra Costa Sanitary District, Wastewater Series 2018A, Rev., 5.00%, 9/1/2026	25	32
City of Brea, Water Utility
Rev., 5.00%, 7/1/2025	25	31
Rev., 5.00%, 7/1/2028	90	120
City of Gilroy, Wastewater Rev., 5.00%, 8/1/2022	55	61
City of Los Angeles, Wastewater System
Subseries B, Rev., 5.00%, 6/1/2023	120	137
Series 2013A, Rev., 5.00%, 6/1/2026	12,500	14,225
Series C, Rev., 5.00%, 6/1/2026	2,000	2,186
City of Richmond, Wastewater Series 2019B, Rev., 5.00%, 8/1/2023	40	46
City of Santa Rosa, Wastewater System Series 2014A, Rev., 5.00%, 9/1/2022	25	28
City of Santa Rosa, Wastewater, Capital Appreciation Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,919
City of Ukiah, Water System Rev., AGM, 5.00%, 9/1/2023	50	58

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Contra Costa Water District Series 2012Q, Rev., 5.00%, 10/1/2021	50	53
Corona Utility Authority, Water Projects Rev., 5.00%, 9/1/2022	40	44
East Bay Municipal Utility District Water System, Green Bond Series 2015B, Rev., 5.00%, 6/1/2024	45	53
East Bay Municipal Utility District, Wastewater System Series A, Rev., 5.00%, 6/1/2020	20	20
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2030	45	63
Series 2020A, Rev., 5.00%, 7/1/2031	70	97
Series 2020A, Rev., 5.00%, 7/1/2032	225	308
Series 2020A, Rev., 5.00%, 7/1/2033	150	204
Series 2020A, Rev., 5.00%, 7/1/2034	280	379
Series 2020A, Rev., 5.00%, 7/1/2035	155	208
Series 2020A, Rev., 5.00%, 7/1/2036	2,370	3,171
Elsinore Valley Municipal Water District Financing Authority
Series 2016A, Rev., 5.00%, 7/1/2023	30	34
Series 2016A, Rev., 5.00%, 7/1/2027	125	156
Hollister Joint Powers Financing Authority, Wastewater Rev., AGM, 5.00%, 6/1/2031	65	80
Los Angeles Department of Water
Series 2014A, Rev., 5.00%, 7/1/2024	35	42
Series 2016A, Rev., 5.00%, 7/1/2030	60	74
Series 2017A, Rev., 5.00%, 7/1/2030	30	38
Series 2018B, Rev., 5.00%, 7/1/2031	60	78
Marin Water District Financing Authority Rev., 5.00%, 7/1/2027	40	52
Marina Coast Water District, Senior Lien, Tax-Exempt Series A, Rev., 5.00%, 6/1/2029	25	30
Metropolitan Water District of Southern California
Series 2018A, Rev., 5.00%, 7/1/2020	25	25
Series 2018B, Rev., 5.00%, 9/1/2028	700	942
Series 2016A, Rev., 5.00%, 7/1/2030	30	37
Series 2019A, Rev., 5.00%, 7/1/2030	75	101
Napa Sanitation District Rev., 4.00%, 8/1/2023	25	28
Novato Sanitary District, Wastewater
Rev., 5.00%, 2/1/2022	30	32
Rev., 5.00%, 2/1/2026	65	81
Oakdale Irrigation District, Water Series 2016A, Rev., 5.00%, 8/1/2022	30	33
Orange County Sanitation District, Wastewater Series 2016A, Rev., 5.00%, 2/1/2027	45	56
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	800
Otay Water District Financing Authority Series 2018A, Rev., 5.00%, 9/1/2022	35	39
Rancho Water District Financing Authority Series 2019A, Rev., 5.00%, 8/1/2023	25	29
Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2027	60	71
San Diego County Water Authority
Series A, Rev., 5.00%, 5/1/2029	13,095	14,579
Series 2013A, Rev., 5.00%, 5/1/2030	10,000	11,115
San Mateo Foster City Public Financing Authority, Clean Water Program Rev., 5.00%, 8/1/2033	25	33
Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,851
Santa Margarita/Dana Point Authority, Water District Improvement
Series A, Rev., 5.00%, 8/1/2031	950	1,205
Series A, Rev., 5.00%, 8/1/2032	1,030	1,294
Series A, Rev., 5.00%, 8/1/2033	1,455	1,819

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sewerage Agency of Southern Marin Rev., 5.00%, 7/1/2022	25	27
Southern California Water Replenishment District Financing Authority, Replenishment Assessment
Rev., 5.00%, 8/1/2023	25	29
Rev., 5.00%, 8/1/2026	75	92
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2022	35	38

		63,916

Total California		569,995

Colorado — 1.8%
Certificate of Participation/Lease — 0.1%
Adams County, Colorado Refunding and Improvement
COP, 5.00%, 12/1/2024	150	180
COP, 5.00%, 12/1/2031	1,100	1,338
COP, 5.00%, 12/1/2034	500	605
Alamosa County, Judicial Center and Detention Facility Project COP, NATL-RE, 4.00%, 12/1/2020	35	36
City and County of Broomfield COP, 5.00%, 12/1/2025	30	37
City and County of Denver, Buell Theatre Property Series 2013A, COP, 5.00%, 12/1/2023	125	145
City and County of Denver, Convention Center Expansion Project Series 2018A, COP, 5.00%, 6/1/2020	20	20
City and County of Denver, Public Parking Unit/Cultural Center Parking Garage, Tax-Exempt Series 2012A, COP, 3.50%, 12/1/2020	50	51
City of Commerce City COP, AGM, 4.00%, 12/15/2037	150	170
Colorado Department of Transportation Headquarters Facilities
COP, 5.00%, 6/15/2023	45	51
COP, 5.00%, 6/15/2041	1,500	1,800
Colorado Mountain College, Colorado Mountain College Project COP, 5.00%, 8/1/2031	30	37
County of Eagle COP, 5.00%, 12/1/2028	25	31
County of Gunnison COP, 4.00%, 12/1/2033	50	60
County of Pueblo, Community Improvement Project COP, 5.00%, 12/1/2026	50	63
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2028	25	31
Jefferson County School District No. R-1 COP, 5.00%, 12/15/2028	5	6
Regional Transportation District Series 2015A, COP, 5.00%, 6/1/2020	35	35
State of Colorado
Series 2018A, COP, 5.00%, 12/15/2023	100	115
Series 2018N, COP, 5.00%, 3/15/2028	75	97
Series 2018A, COP, 4.00%, 12/15/2034	75	88

		4,996

Education — 0.1%
Board of Governors of Colorado State University System, Tax-Exempt Series 2019A, Rev., 4.00%, 3/1/2037	50	59
Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL-RE, 5.00%, 3/1/2035	5,055	6,592
Colorado State Board for Community Colleges and Occupational Educational System Series 2019A, Rev., 5.00%, 11/1/2025	40	49
University of Colorado, Enterprise System
Series 2013A, Rev., 5.00%, 6/1/2023	25	28
Series 2017A-2, Rev., 5.00%, 6/1/2023	95	109
Series 2019B, Rev., 5.00%, 6/1/2028	25	33
Series 2017A-1, Rev., 4.00%, 6/1/2032	25	29
University of Northern Colorado, Institutional Enterprise Series 2018B, Rev., 4.00%, 6/1/2035	250	291

		7,190

General Obligation — 0.9%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/1/2024	50	56
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 5.50%, 12/15/2030	1,400	1,916
GO, 5.50%, 12/15/2032	625	844

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2030	25	29
Arapahoe County School District No. 6 Littleton
Series 2019A, GO, 5.50%, 12/1/2028	40	56
Series 2019A, GO, 5.50%, 12/1/2029	25	34
Boulder Larimer and Weld Counties St. Vrain Valley School District Re-1J
Series 2011-B, GO, 5.00%, 12/15/2020	50	51
Series 2016A, GO, 5.00%, 12/15/2028	5,000	6,150
City of Englewood
GO, 5.00%, 12/1/2025	45	56
GO, 5.00%, 12/1/2029	15	19
Dawson Ridge Metropolitan District No.1
Series A, GO, Zero Coupon, 10/1/2022(c)	10,000	9,923
Series B, GO, Zero Coupon, 10/1/2022(c)	1,500	1,489
Debeque School District No. 49JT GO, 4.00%, 12/1/2024	10	12
Douglas County School District No. Re-1 Douglas and Elbert
GO, 5.25%, 12/15/2020	35	36
GO, 5.00%, 12/15/2028	20	27
Eagle County School District No. Re-50J GO, 5.00%, 12/1/2023	30	35
Ebert Metropolitan District Series 2018A-2, GO, 5.00%, 12/1/2034	170	214
El Paso County School District No. 3 Widefield, Refunding and Improvement GO, 5.00%, 12/1/2034	50	62
Garfield County School District No. 16 Series A, GO, 5.00%, 12/1/2024	10	12
Jefferson County School District No. R-1
GO, 5.00%, 12/15/2020	18,325	18,802
GO, 5.00%, 12/15/2022	9,500	10,644
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	3,133
Montrose County School District RE-1J GO, 5.00%, 12/1/2036	200	249
Snowmass-Wildcat Fire Protection District GO, 4.00%, 12/1/2020	15	15
Weld County School District No. RE-2 Eaton GO, 5.00%, 12/1/2035	40	52

		53,916

Hospital — 0.5%
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Rev., 5.00%, 11/15/2028	30	36
Colorado Health Facilities Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	2,500	2,955
Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,182
Series A-1, Rev., 5.00%, 8/1/2032	2,000	2,342
Series A-2, Rev., 5.00%, 8/1/2032	2,000	2,342
Series A-1, Rev., 5.00%, 8/1/2034	1,865	2,155
Series A-2, Rev., 5.00%, 8/1/2034	2,000	2,311
Series A-1, Rev., 5.00%, 8/1/2035	2,500	2,875
Series A-2, Rev., 5.00%, 8/1/2035	2,000	2,300
Colorado Health Facilities Authority, SCL Health System Series 2013A, Rev., 5.50%, 1/1/2035	4,500	5,062
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2020(c)	15	15
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023(d)	2,465	2,582
Denver Health and Hospital Authority, Healthcare
Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,189
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,649
Series 2019A, Rev., 5.00%, 12/1/2032	1,330	1,551
Series 2019A, Rev., 5.00%, 12/1/2033	1,100	1,274

		31,820

Other Revenue — 0.1%
City and County of Broomfield, Sales and Use Tax Rev., 3.00%, 12/1/2022	50	53
City and County of Denver, Dedicated Tax and Improvement Series 2016A, Rev., 5.00%, 8/1/2026	250	308

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Colorado Bridge Enterprise, Federal and Colorado Tax-Exempt Series 2019A, Rev., 4.00%, 12/1/2025	55	64
Regional Transportation District Sales Tax, Fastracks Project
Series 2013A, Rev., 5.00%, 11/1/2029	100	133
Series 2013A, Rev., 5.00%, 11/1/2032	3,240	4,424

		4,982

Prerefunded — 0.0%(b)
Regional Transportation District Series A, COP, 5.00%, 6/1/2025(c)	150	150
University of Colorado, Enterprise System
Series 2014A, Rev., 5.00%, 6/1/2027(c)	35	41
Series 2014A, Rev., 5.00%, 6/1/2028(c)	25	30
Series 2015A, Rev., 5.00%, 6/1/2030(c)	25	31

		252

Transportation — 0.1%
City and County of Denver, Airport System
Series 2012A, Rev., AMT, 5.00%, 11/15/2022	25	27
Series 2017A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,213
Series 2017B, Rev., 5.00%, 11/15/2033	25	30
Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	3,305

		4,575

Utility — 0.0%(b)
City of Aurora, Acting by and Through its Utility Enterprise First Lien Water, Green Bonds Rev., 5.00%, 8/1/2021	25	26
City of Colorado Springs, Utilities System Series 2011-A, Rev., 5.00%, 11/15/2022	50	53
City of Colorado Springs, Utilities System Improvement Series A-1, Rev., 5.00%, 11/15/2023	30	35
City of Longmont, Electric and Broadband Utility Enterprise Rev., AGM, 5.00%, 12/1/2020	15	15
Colorado Water Resources and Power Development Authority, City of Steamboat Springs Utility Fund Enterprise Project Series 2011B, Rev., 5.00%, 8/1/2020	110	112

		241

Water & Sewer — 0.0%(b)
City of Aurora, Green Bonds Rev., 5.00%, 8/1/2024	15	18
Town of Castle Rock, Water and Sewer Enterprise Rev., 3.00%, 12/1/2020	25	25

		43

Total Colorado		108,015

Connecticut — 1.1%
Education — 0.1%
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Issue Series N, Rev., 5.00%, 11/1/2025	4,165	4,742
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., 5.25%, 11/15/2022	1,030	1,050

		5,792

General Obligation — 0.7%
City of Bristol Series 2017B, GO, 5.00%, 8/1/2020	15	15
City of Derby Series A, GO, 5.00%, 8/1/2027	15	19
City of Groton Series A, GO, 4.00%, 10/1/2020	10	10
City of Milford Series 2014B, GO, 4.00%, 11/1/2026	50	57
City of New Haven GO, AGM, 5.00%, 9/1/2020(c)	10	10
State of Connecticut
Series B, GO, AMBAC, 5.25%, 6/1/2020	6,000	6,000
Series 2014C, GO, 5.00%, 6/15/2020	90	90
Series 2017A, GO, 5.00%, 4/15/2024	160	184
Series 2019A, GO, 5.00%, 4/15/2025	6,925	8,149
Series 2019A, GO, 5.00%, 4/15/2028	4,700	5,823
Series 2019A, GO, 5.00%, 4/15/2030	4,000	4,997
Series 2014A, GO, 4.00%, 3/1/2034	40	42

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019A, GO, 5.00%, 4/15/2034	3,450	4,207
Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,520
Series 2016A, GO, 4.00%, 3/15/2036	60	65
Series 2019A, GO, 5.00%, 4/15/2036	2,300	2,779
Series 2017A, GO, 4.00%, 4/15/2037	460	500
Series 2019A, GO, 4.00%, 4/15/2038	3,625	4,006
Town of East Haven Series 2016B, GO, 4.00%, 8/1/2024	25	28
Town of North Haven GO, 3.00%, 10/1/2022	30	31
Town of Ridgefield
Series 2020A, GO, 4.00%, 7/15/2029	145	174
Series 2020A, GO, 4.00%, 7/15/2030	75	90
Town of Sprague GO, 4.00%, 9/1/2021	10	10
Town of Trumbull Series B, GO, 5.00%, 9/1/2025	50	62

		40,868

Hospital — 0.1%
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue Series 2019A, Rev., 5.00%, 7/1/2033	2,630	3,172
Connecticut State Health and Educational Facilities Authority, Pomfret School Issue Series B-2, Rev., AGM, 4.00%, 7/1/2020	75	75

		3,247

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.50%, 8/15/2023	100	117
Series A, Rev., 5.00%, 8/15/2024	100	115
Series A, Rev., 5.00%, 8/15/2025	350	400
Series 2013A, Rev., 5.00%, 8/15/2026	150	172
Series 2013A, Rev., 5.00%, 8/15/2027	250	286
Series A, Rev., 5.00%, 8/15/2029	300	342

		1,432

Other Revenue — 0.0%(b)
State of Connecticut, State Revolving Fund
Series 2013B, Rev., 5.00%, 7/1/2020	50	50
Series 2017A, Rev., 4.00%, 5/1/2023	20	22
Series 2015A, Rev., 5.00%, 3/1/2024	70	82
Series 2015A, Rev., 5.00%, 3/1/2025	170	207

		361

Special Tax — 0.2%
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2020A, Rev., 5.00%, 5/1/2022	400	431
Series 2020A, Rev., 5.00%, 5/1/2023	475	529
Series 2020A, Rev., 5.00%, 5/1/2024	1,000	1,149
Series 2020A, Rev., 5.00%, 5/1/2025	850	1,003
Series 2020A, Rev., 5.00%, 5/1/2026	1,200	1,448
Series 2015A, Rev., 5.00%, 8/1/2026	5,000	5,898
Series 2013A, Rev., 5.00%, 10/1/2029	25	28
Series 2016A, Rev., 5.00%, 9/1/2031	25	30
Series 2015A, Rev., 5.00%, 8/1/2032	15	17

		10,533

Transportation — 0.0%(b)
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2014A, Rev., 5.00%, 9/1/2020	100	101
Series A, Rev., 5.00%, 9/1/2030	2,000	2,275

		2,376

Water & Sewer — 0.0%(b)
South Central Connecticut Regional Water Authority
Series 25, Rev., 5.00%, 8/1/2020	25	25
Series B-1, Rev., 5.00%, 8/1/2022	45	50

		75

Total Connecticut		64,684

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Delaware — 0.8%
Education — 0.6%
Delaware State Economic Development Authority, Newark Charter School, Inc. Project
Rev., 4.00%, 9/1/2023	355	377
Rev., 4.00%, 9/1/2025	385	415
Rev., 4.00%, 9/1/2030	530	584
Rev., 5.00%, 9/1/2040	1,550	1,755
Rev., 5.00%, 9/1/2050	600	667
Delaware State Economic Development Authority, St. Andrew’s School of Delaware, Inc. Project Rev., 4.00%, 7/1/2041	15,000	17,510
University of Delaware, Tax Exempt
Rev., 5.00%, 11/1/2035	525	680
Rev., 5.00%, 11/1/2036	2,345	3,026
Rev., 5.00%, 11/1/2037	2,275	2,926
Rev., 5.00%, 11/1/2038	2,650	3,399
Rev., 5.00%, 11/1/2039	875	1,119
Rev., 5.00%, 11/1/2042	750	1,161
Rev., 5.00%, 11/1/2043	770	1,201

		34,820

General Obligation — 0.2%
State of Delaware
Series 2013A, GO, 5.00%, 8/1/2020	15	15
Series B, GO, 5.00%, 7/1/2022	4,000	4,402
Series 2019A, GO, 5.00%, 10/1/2022	45	50
Series B, GO, 5.00%, 7/1/2023	3,710	4,253
Series C, GO, 5.00%, 10/1/2025	1,000	1,240
Series 2018A, GO, 5.00%, 2/1/2027	2,160	2,784
Series 2018A, GO, 5.00%, 2/1/2029	1,350	1,782

		14,526

Hospital — 0.0%(b)
Delaware State Health Facilities Authority, Christiana Care Health System Obligated Group Series 2020A, Rev., 5.00%, 10/1/2028	115	149

Prerefunded — 0.0%(b)
State of Delaware GO, 5.00%, 7/1/2023(c)	211	212

Transportation — 0.0%(b)
Delaware Transportation Authority Rev., 5.00%, 6/1/2021	150	157
Delaware Transportation Authority, Transportation System
Rev., 5.00%, 7/1/2023	40	46
Rev., 5.00%, 7/1/2025	25	30
Rev., 5.00%, 7/1/2026	75	94

		327

Total Delaware		50,034

District of Columbia — 1.5%
General Obligation — 0.4%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2027	50	61
Series 2018A, GO, 5.00%, 6/1/2027	25	32
Series D, GO, 5.00%, 6/1/2028	1,500	1,937
Series 2016A, GO, 5.00%, 6/1/2029	25	31
Series 2017A, GO, 5.00%, 6/1/2030	1,250	1,598
Series D, GO, 5.00%, 6/1/2030	3,750	4,729
Series D, GO, 5.00%, 6/1/2031	50	63
Series A, GO, 5.00%, 6/1/2035	7,175	8,527
Series A, GO, 5.00%, 6/1/2036	4,200	4,978
Series 2019A, GO, 5.00%, 10/15/2040	30	39

		21,995

Other Revenue — 0.9%
District of Columbia Series 2019A, Rev., 5.00%, 3/1/2035	7,525	9,928
District of Columbia, Gallery Place Project Rev., 5.00%, 6/1/2022	10	10
District of Columbia, Income Tax
Series 2012C, Rev., 4.00%, 12/1/2022	20	22
Series 2012A, Rev., 5.00%, 12/1/2022	20	22
Series A, Rev., 5.00%, 12/1/2022	5,000	5,000
Series 2010-A, Rev., 5.00%, 12/1/2026	190	190
Series 2010-A, Rev., 5.00%, 12/1/2029	1,550	1,550
Series 2019C, Rev., 5.00%, 10/1/2030	12,000	16,345
Series 2019C, Rev., 5.00%, 10/1/2031	35	47
Series 2020A, Rev., 5.00%, 3/1/2038	70	92
Series 2020A, Rev., 5.00%, 3/1/2040	210	276
District of Columbia, Kipp DC Project
Series 2017B, Rev., 4.00%, 7/1/2020	105	105
Rev., 5.00%, 7/1/2023	100	108
Rev., 5.00%, 7/1/2024	100	111
Rev., 5.00%, 7/1/2025	180	202
Rev., 5.00%, 7/1/2026	185	210
Rev., 5.00%, 7/1/2027	115	132
Rev., 5.00%, 7/1/2028	250	291
Rev., 5.00%, 7/1/2029	230	270

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
District of Columbia, Kipp DC Project, Obligated Group Series 2017A, Rev., 5.00%, 7/1/2025	100	112
Washington Convention and Sports Authority
Series 2018A, Rev., 5.00%, 10/1/2025	1,750	1,898
Series A, Rev., 5.00%, 10/1/2026	5,005	5,439
Series A, Rev., 5.00%, 10/1/2027	4,620	5,021
Series 2018A, Rev., 5.00%, 10/1/2028	4,035	4,369
Series A, Rev., 5.00%, 10/1/2029	2,690	2,898

		54,648

Transportation — 0.2%
Metropolitan Washington Airports Authority
Series 2019B, Rev., 5.00%, 10/1/2027	75	95
Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	218
Metropolitan Washington Airports Authority Dulles Toll Road, Subordinate Lien, Dulles Metrorail and Capital Improvement Projects Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	527
Metropolitan Washington Airports Authority, Airport System Series C, Rev., 5.00%, 10/1/2021	30	32
Washington Metropolitan Area Transit Authority
Series B, Rev., 5.00%, 7/1/2029	5	6
Series A-1, Rev., 5.00%, 7/1/2030	5,185	6,361
Rev., 5.00%, 7/1/2034	5	6
Washington Metropolitan Area Transit Authority, Gross Transit Bonds
Series A-1, Rev., 5.00%, 7/1/2024	2,935	3,413
Series 2017B, Rev., 5.00%, 7/1/2030	50	61
Series 2017B, Rev., 5.00%, 7/1/2034	75	90

		10,809

Water & Sewer — 0.0%(b)
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series B, Rev., 5.00%, 10/1/2037	100	120

Total District of Columbia		87,572

Florida — 2.8%
Certificate of Participation/Lease — 0.6%
Bay County School Board
Series 2020B, COP, 5.00%, 7/1/2023	720	815
Series 2020A, COP, AGM, 5.00%, 7/1/2030	1,185	1,559
Series 2020A, COP, AGM, 5.00%, 7/1/2031	845	1,101
Series 2020A, COP, AGM, 5.00%, 7/1/2032	825	1,064
Series 2020A, COP, AGM, 5.00%, 7/1/2033	675	863
Series 2020A, COP, AGM, 5.00%, 7/1/2034	1,000	1,274
Brevard County School District Series C, COP, 5.00%, 7/1/2020	40	40
Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	20	25
Hillsborough County School Board, Master Lease Program
Series 2015A, COP, 5.00%, 7/1/2020	50	50
Series 2017C, COP, 5.00%, 7/1/2020	105	106
Lake County School Board, Master Lease Program Series 2013A, COP, 4.00%, 6/1/2020	25	25
Lee County School Board (The) Series 2016A, COP, 5.00%, 8/1/2035	25	30
Orange County School Board Series 2016C, COP, 5.00%, 8/1/2033	40	49
Palm Beach County School District
Series 2015D, COP, 5.00%, 8/1/2020	10	10
Series 2018A, COP, 5.00%, 8/1/2020	10	10
Series C, COP, 5.00%, 8/1/2029	16,000	21,086
Pasco County School Board, Evidencing an Undivided Proportionate Interest of the Registered Owners Series 2018A, COP, 4.00%, 8/1/2020	25	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Polk County School District, Master Lease Program
Series 2019B, COP, 5.00%, 1/1/2021	20	21
Series 2019A, COP, 5.00%, 1/1/2027	2,750	3,440
Series 2019A, COP, 5.00%, 1/1/2028	3,000	3,845
School Board of Miami-Dade County (The)
Series 2012B-1, COP, 5.00%, 10/1/2020	25	25
Series 2016C, COP, 5.00%, 2/1/2021	315	325
Series 2015A, COP, 5.00%, 5/1/2030	70	83
School District of Broward County (The)
Series 2011A, COP, 5.00%, 7/1/2020	20	20
Series A, COP, 5.00%, 7/1/2020	10	10
Series 2019A, COP, 5.00%, 7/1/2029	35	46
South Florida Water Management District COP, 5.00%, 10/1/2036	125	148
St. Johns County School Board, Master Lease Program COP, 5.00%, 7/1/2020	10	10

		36,105

Education — 0.3%
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019B, Rev., 5.00%, 7/1/2032	1,315	1,676
Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,868
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 2.63%, 12/15/2024(e)	300	300
Series A, Rev., 4.00%, 12/15/2029(e)	265	283
Series A, Rev., 5.00%, 12/15/2039(e)	305	334
Florida Higher Educational Facilities Financial Authority, Institute of Technology
Rev., 5.00%, 10/1/2020	110	111
Rev., 5.00%, 10/1/2021	110	113
Rev., 5.00%, 10/1/2022	110	116
Rev., 5.00%, 10/1/2023	125	134
Florida State Department of Education
Series 2018A, Rev., 5.00%, 7/1/2024	1,025	1,179
Series A, Rev., 5.00%, 7/1/2025	2,375	2,803
Series A, Rev., 5.00%, 7/1/2026	3,385	4,083
St. Lucie County School Board Rev., TAN, 5.00%, 6/30/2020	970	973
State of Florida, State Board of Education, Lottery
Series 2010E, Rev., 5.00%, 7/1/2020	40	40
Series 2016B, Rev., 5.00%, 7/1/2020	125	125
Series 2016A, Rev., 5.00%, 7/1/2022	35	38
Series 2017A, Rev., 5.00%, 7/1/2028	340	456
University of Florida Department of Housing and Residence Education Housing System Series 2011A, Rev., 3.00%, 7/1/2020	25	25
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical
Series 2020A, Rev., 4.00%, 10/15/2035	400	430
Series 2020A, Rev., 4.00%, 10/15/2036	500	536

		15,623

General Obligation — 0.7%
City of Pompano Beach
GO, 5.00%, 7/1/2023	30	34
GO, 5.00%, 7/1/2030	110	146
County of Broward Series 2007B, GO, 5.00%, 1/1/2022	25	26
County of Hillsborough, Environmental Lands Acquisition and Protection Program Series 2019A, GO, 5.00%, 7/1/2021	30	32
County of Miami-Dade
Series 2016A, GO, 5.00%, 7/1/2020	135	136
Series A, GO, 5.00%, 7/1/2036	3,000	3,921
Series A, GO, 5.00%, 7/1/2037	6,030	7,852
County of Miami-Dade, Building Better Communities Program
Series A, GO, 5.00%, 7/1/2033	2,835	3,547
Series 2016A, GO, 5.00%, 7/1/2034	5,355	6,689
County of Miami-Dade, Double Barreled Aviation GO, 4.00%, 7/1/2020	30	30

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Department of Transportation Full Faith and Credit, Right of Way Acquisition and Bridge Construction Series 2012B, GO, 5.00%, 7/1/2020	10	10
Florida State Board of Education, Public Education Capital Outlay
Series 2008E, GO, 5.00%, 6/1/2020	4,740	4,740
Series 2012C, GO, 5.00%, 6/1/2023	40	43
Series A, GO, 5.00%, 6/1/2023	4,500	4,545
Series D, GO, 5.00%, 6/1/2024	14,600	15,282
Series A, GO, 5.00%, 6/1/2025	1,250	1,263
Series 2015F, GO, 5.00%, 6/1/2026	25	31
State of Florida, Full Faith and Credit State Board of Education Public Education Capital Outlay Series 2016B, GO, 5.00%, 6/1/2020	10	10

		48,337

Hospital — 0.2%
Brevard County Health Facilities Authority, Health First, Inc. Project
Rev., 5.00%, 4/1/2022	1,000	1,083
Rev., 5.00%, 4/1/2024	1,250	1,423
Halifax Hospital Medical Center, Refunding and Improvement Rev., 5.00%, 6/1/2022	25	27
Hillsborough County Industrial Development Authority, Tampa General Hospital Project Series 2012A, Rev., 5.00%, 10/1/2020	40	41
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	4,141
Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	3,119

		9,834

Housing — 0.0%(b)
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series 2011C, Rev., AMT, GNMA/FNMA/FHLMC, 3.40%, 7/1/2020	45	45

Industrial Development Revenue/Pollution Control Revenue — 0.1%
County of Escambia, Pollution Control, Gulf Power Company Project Rev., 2.60%, 6/1/2023	6,500	6,897
Florida Department of Environmental Protection
Series 2017A, Rev., 5.00%, 7/1/2028	40	53
Series 2018A, Rev., 5.00%, 7/1/2028	100	132

		7,082

Other Revenue — 0.1%
City of Boca Raton, Special Assessment Improvement, Vision Project 3.50%, 7/1/2020	15	15
City of Jacksonville Series 2016A, Rev., 5.00%, 10/1/2027	100	124
City of Lakeland, Florida Capital Improvement Rev., 5.00%, 10/1/2020	25	25
City of Orlando, Capital Improvement Series 2016B, Rev., 5.00%, 10/1/2020	10	10
City of Tallahassee Rev., 5.00%, 10/1/2020	65	66
City of West Palm Beach, Special Obligation Series C, Rev., 5.00%, 10/1/2028	25	31
County of Broward, Professional Sports Facilities, Civic Arena Project Rev., 5.00%, 9/1/2024	40	44
County of Escambia, Sales Tax Rev., 5.00%, 10/1/2025	15	18
County of Hillsborough, Community Investment Tax Rev., 5.00%, 11/1/2020	65	66
County of Manatee, Improvement Bonds Rev., 5.00%, 10/1/2026	25	29
County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	25	27
County of Miami-Dade Rev., 5.00%, 10/1/2028	120	150
County of Miami-Dade, Capital Asset Acquisition
Series 2016A, Rev., 3.00%, 4/1/2022	60	63
Series 2019B, Rev., 5.00%, 4/1/2040	45	57
County of Orange, Sales Tax Series 2012C, Rev., 5.00%, 1/1/2023	25	28
County of Palm Beach Rev., 5.00%, 5/1/2038	1,545	1,875
County of Sarasota, Guaranteed Entitlement Rev., 4.50%, 10/1/2029	25	28
Florida State Board of Governors, Parking Facilities Series 2018A, Rev., 5.00%, 8/1/2020	35	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Inland Protection Financing Corp. Series 2019A, Rev., 5.00%, 7/1/2023	530	607
Manatee County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2023	50	57
Pasco County School Board, Sales Tax Rev., 5.00%, 10/1/2020	25	25
Tampa Sports Authority, Sales Tax Rev., 5.00%, 1/1/2025	100	114

		3,494

Prerefunded — 0.3%
Florida State Board of Education, Public Education Capital Outlay Series 2010B, GO, 5.13%, 6/1/2040(c)	150	150
Hillsborough County School Board, Master Lease Program Series 2012A, COP, 5.00%, 7/1/2028(c)	15,705	17,238
JEA Electric System
Series A, Rev., 5.00%, 10/1/2027(c)	2,130	2,463
Series D, Rev., 5.00%, 10/1/2028(c)	10	11

		19,862

Transportation — 0.3%
County of Broward, Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2027	1,850	2,248
County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	222
County of Miami-Dade, Aviation
Rev., AMT, 5.00%, 10/1/2028	1,500	1,684
Rev., 5.00%, 10/1/2029	900	1,062
Series B, Rev., 5.00%, 10/1/2029	1,250	1,419
County of Miami-Dade, Transit System
Rev., 5.00%, 7/1/2020	160	161
Rev., 5.00%, 7/1/2022	90	99
Rev., 5.00%, 7/1/2034	475	622
County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	572
Florida’s Turnpike Enterprise, Department of Transportation Series A, Rev., 5.00%, 7/1/2020	20	20
Greater Orlando Aviation Authority, Airport Facilities Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	2,166
Hillsborough County Aviation Authority Series 2018F, Rev., 5.00%, 10/1/2043	150	172
Miami-Dade County Expressway Authority, Toll System Series 2014B, Rev., 5.00%, 7/1/2020	100	100
State of Florida Department of Transportation Turnpike System Series 2019B, Rev., 5.00%, 7/1/2033	5,000	6,519
State of Florida, Department of Transportation Financing Corp. Rev., 5.00%, 7/1/2021	35	37
State of Florida, Department of Transportation Turnpike System
Series 2013C, Rev., 5.00%, 7/1/2020	10	10
Series 2017A, Rev., 5.00%, 7/1/2020	25	25
Series 2013A, Rev., 5.00%, 7/1/2022	35	38
Series 2013B, Rev., 5.00%, 7/1/2022	75	82
Series 2013A, Rev., 5.00%, 7/1/2023	30	34
Series 2016A, Rev., 5.00%, 7/1/2023	20	23
Series 2019A, Rev., 5.00%, 7/1/2024	25	30
Series 2019A, Rev., 5.00%, 7/1/2034	140	178
Series 2010B, Rev., 5.00%, 7/1/2040	230	234

		17,757

Utility — 0.2%
City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2037	120	148
City of Port St. Lucie, Utility Systems
Rev., 4.00%, 9/1/2020	25	25
Rev., 5.00%, 9/1/2023	50	57
City of St. Petersburg, Public Utility Series 2014B, Rev., 5.00%, 10/1/2024	75	90
City of Tallahassee, Utility System
Rev., 5.00%, 10/1/2020	150	152
Series 2017, Rev., 5.00%, 10/1/2023	50	58
County of Manatee, Public Utilities
Series 2017, Rev., 5.00%, 10/1/2028	535	698
Series 2017, Rev., 5.00%, 10/1/2031	815	1,048
County of Miami-Dade, Transit System Rev., 4.00%, 7/1/2034	35	38
County of Polk, Utility System Rev., 5.00%, 10/1/2030	50	70

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Sarasota, Utility System Series 2019A, Rev., 5.00%, 10/1/2038	35	45
Florida Municipal Power Agency, St. Lucie Project Series A, Rev., 5.00%, 10/1/2020	5,000	5,077
JEA Electric System
Series 2013A, Rev., 5.00%, 10/1/2020	15	15
Series A, Rev., 5.00%, 10/1/2023(c)	1,395	1,613
Key West Utility Board, Electric System
Rev., 5.00%, 10/1/2020	10	10
Rev., 5.00%, 10/1/2027	45	58
Lee County Industrial Development Authority, Bonita Springs Utilities Inc. Project Rev., 5.00%, 11/1/2021	50	51
Orlando Utilities Commission, Utility System
Series 2011B, Rev., 5.00%, 10/1/2020	80	81
Series 2012A, Rev., 5.00%, 10/1/2023	25	29

		9,363

Water & Sewer — 0.0%(b)
Broward County, Water and Sewer Utility Series B, Rev., 5.00%, 10/1/2025	35	43
City of Tampa, Water and Sewer Improvement System Rev., 5.00%, 10/1/2023	500	532
County of Lee County, Water and Sewer Series B, Rev., 5.00%, 10/1/2023	25	28
County of Miami-Dade, Water and Sewer System
Series 2008A, Rev., AGM, 4.25%, 10/1/2020	10	10
Rev., 5.00%, 10/1/2020	245	250
Rev., 5.00%, 10/1/2033	25	32
Series 2017A, Rev., 4.00%, 10/1/2037	40	46
Series 2017A, Rev., 4.00%, 10/1/2039	50	57
Series 2019B, Rev., 5.00%, 10/1/2044	40	50
East Central Regional Wastewater Treatment Facilities Operation Board, Green Bonds, Bio Solids Project Rev., 5.00%, 10/1/2023	40	46
Tohopekaliga Water Authority, Utility System
Rev., 4.00%, 10/1/2022	25	27
Rev., 4.00%, 10/1/2034	30	34

		1,155

Total Florida		168,657

Georgia — 2.7%
Education — 0.7%
Georgia Higher Education Facilities Authority USG Real Estate Foundation II LLC Projects
Rev., AGC, 3.25%, 6/15/2020(c)	10	10
Rev., 5.00%, 6/15/2023	645	719
Rev., 5.00%, 6/15/2024	580	666
Rev., 5.00%, 6/15/2025	650	766
Rev., 5.00%, 6/15/2026	500	602
Rev., 5.00%, 6/15/2027	500	616
Rev., 5.00%, 6/15/2028	500	629
Rev., 5.00%, 6/15/2029	500	640
Rev., 5.00%, 6/15/2030	500	631
Rev., 5.00%, 6/15/2031	800	1,003
Rev., 3.00%, 6/15/2032	1,175	1,268
Rev., 5.00%, 6/15/2033	1,660	2,052
Rev., 5.00%, 6/15/2034	1,125	1,385
Rev., 5.00%, 6/15/2035	1,250	1,532
Rev., 4.00%, 6/15/2036	1,000	1,139
Rev., 4.00%, 6/15/2037	1,500	1,702
Rev., 4.00%, 6/15/2039	1,785	2,013
Georgia Higher Education Facilities Authority USG Real Estate Foundation III LLC Projects
Rev., AGC, 3.25%, 6/15/2020(c)	35	35
Rev., 5.00%, 6/15/2027	1,815	2,235
Rev., 5.00%, 6/15/2028	1,800	2,263
Rev., 5.00%, 6/15/2030	1,810	2,351
Private Colleges and Universities Authority, Emory University
Series 2019A, Rev., 5.00%, 9/1/2028	40	53
Series 2020B, Rev., 5.00%, 9/1/2030	3,485	4,753
Series 2020B, Rev., 5.00%, 9/1/2033	2,000	2,665
Series A, Rev., 5.00%, 10/1/2043	2,005	2,243
Series 2019B, Rev., 5.00%, 9/1/2048	6,150	7,701

		41,672

General Obligation — 0.2%
Athens-Clarke County Unified Government, Sales Tax GO, 5.00%, 12/1/2028	300	401
Cherokee County Board of Education, School System
GO, 5.00%, 8/1/2031	725	891
GO, 5.00%, 8/1/2032	750	916
GO, 5.00%, 8/1/2033	690	839

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Forsyth County School District GO, 5.00%, 2/1/2022	30	32
Newton County School District Series 2012A, GO, 5.00%, 4/1/2022	40	44
Polk School District, Sales Tax GO, 5.00%, 3/1/2025	360	437
State of Georgia
Series 2013C, GO, 4.00%, 10/1/2023	25	27
Series E, GO, 5.00%, 12/1/2023	20	23
Series A-2, GO, 5.00%, 2/1/2029	5,020	6,422

		10,032

Hospital — 0.0%(b)
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta Series 2019B, Rev., 5.00%, 7/1/2032	50	64
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Series 2017A, Rev., 5.00%, 2/15/2028	115	137
Glynn-Brunswick Memorial Hospital Authority, Health System Project
Rev., 4.00%, 8/1/2035	500	551
Rev., 4.00%, 8/1/2036	375	410
Rev., 4.00%, 8/1/2037	495	539

		1,701

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Monroe County Development Authority, Gulf Power Co. Plant Scherer Project Rev., 2.00%, 6/25/2020(d)	6,000	6,006

Other Revenue — 0.0%(b)
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017C, Rev., 5.00%, 7/1/2023	65	74

Prerefunded — 0.1%
Barrow County School District
GO, 5.00%, 2/1/2025(c)	310	319
GO, 5.00%, 2/1/2026(c)	245	253
Camden County Public Service Authority, City of St. Mary’s Project
Rev., 5.00%, 12/1/2021(c)	1,005	1,029
Rev., 5.00%, 12/1/2022(c)	1,960	2,007
Rev., 5.00%, 12/1/2023(c)	1,000	1,024

		4,632

Transportation — 0.0%(b)
Georgia State Road and Tollway Authority Series 2011B, Rev., 5.00%, 10/1/2020	50	51

Utility — 0.8%
Main Street Natural Gas, Inc., Gas Project Series A, Rev., 5.50%, 9/15/2021	1,475	1,552
Main Street Natural Gas, Inc., Gas Supply
Series 2018C, Rev., 4.00%, 6/1/2020	25	25
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023(d)	12,000	12,991
Series 2019B, Rev., 4.00%, 12/2/2024(d)	34,400	38,331

		52,899

Water & Sewer — 0.8%
Cherokee County Water and Sewer Authority Rev., 5.00%, 8/1/2032	25	30
City of Atlanta, Water and Wastewater
Series 2013B, Rev., 5.00%, 11/1/2023	30	35
Rev., 5.00%, 11/1/2029	2,110	2,526
Rev., 5.00%, 11/1/2030	4,250	5,073
City of Columbus, Georgia Water and Sewerage
Series 2014A, Rev., 5.00%, 5/1/2027	445	524
Series 2014A, Rev., 5.00%, 5/1/2028	595	699
Rev., 5.00%, 5/1/2031	280	343
Rev., 5.00%, 5/1/2034	350	423
Rev., 5.00%, 5/1/2035	350	422
County of DeKalb, Water and Sewerage
Series B, Rev., 5.25%, 10/1/2022	4,810	5,356
Series B, Rev., 5.25%, 10/1/2023	8,660	10,043
Series B, Rev., 5.25%, 10/1/2026	5,500	7,041
County of DeKalb, Water and Sewerage, Second Resolution Rev., 5.00%, 10/1/2021	35	37
County of Fulton, Water and Sewerage Rev., 5.00%, 1/1/2022	7,000	7,196
County of Henry, Water and Sewerage Authority Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2028	5,000	6,648
County of Oconee, Water and Sewerage Rev., 5.00%, 9/1/2023	50	55

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Forsyth County Water and Sewerage Authority Rev., GTD, 4.00%, 4/1/2021	25	26
Henry County, Water and Sewerage Authority Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2029	25	34

		46,511

Total Georgia		163,578

Hawaii — 0.6%
General Obligation — 0.6%
City and County of Honolulu
Series 2019D, GO, 5.00%, 8/1/2023	20	23
Series 2017D, GO, 5.00%, 9/1/2023	20	23
Series C, GO, 5.00%, 10/1/2025	2,750	3,375
Series B, GO, 5.00%, 10/1/2027	8,695	10,600
Series C, GO, 5.00%, 10/1/2027	3,000	3,657
State of Hawaii
Series EO, GO, 5.00%, 8/1/2020	10	10
Series FE, GO, 5.00%, 10/1/2027	1,315	1,652
Series FG, GO, 5.00%, 10/1/2028	2,500	3,135
Series EH, GO, 5.00%, 8/1/2029	6,000	6,830
Series FW, GO, 5.00%, 1/1/2032	5,000	6,503

		35,808

Hospital — 0.0%(b)
State of Hawaii Department of Budget and Finance, Pacific Health Obligated Group Series 2013A, Rev., 5.00%, 7/1/2020	15	15

Water & Sewer — 0.0%(b)
City and County Honolulu Wastewater System, First Bond Resolution
Series 2011A, Rev., 3.25%, 7/1/2020	35	35
Series 2019A, Rev., 4.00%, 7/1/2025	25	29
City and County Honolulu, Wastewater System Series A, Rev., 5.00%, 7/1/2020	25	25

		89

Total Hawaii		35,912

Idaho — 0.2%
Education — 0.0%(b)
Boise State University, Tax-Exempt Series 2020A, Rev., 5.00%, 4/1/2026	420	505

Hospital — 0.0%(b)
Idaho Health Facilities Authority, St. Luke’s Regional Medical Center Project Rev., AGM, 4.00%, 7/1/2020(c)	15	15

Transportation — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust
Series A, Rev., GRAN, 5.00%, 7/15/2025	2,550	3,054
Series A, Rev., GRAN, 5.00%, 7/15/2026	4,800	5,889

		8,943

Total Idaho		9,463

Illinois — 4.7%
Certificate of Participation/Lease — 0.0%(b)
University of Illinois
Series 2016A, COP, 5.00%, 8/15/2020	30	30
Series A, COP, 5.00%, 10/1/2020	15	15

		45

Education — 0.1%
DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale, School Building, Limited Tax Rev., 5.00%, 12/1/2025	25	31
Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2035	40	48
Illinois Finance Authority, University of Chicago Series A, Rev., 5.00%, 10/1/2029	1,750	1,854
McHenry County Community Consolidated School District No. 47 Crystal Lake, Limited Tax Rev., 4.00%, 2/1/2028	25	29
Northern Illinois University, Auxiliary Facilities System
Series 2020B, Rev., 5.00%, 4/1/2025	425	482
Series 2020B, Rev., 5.00%, 4/1/2026	700	810
Series 2020B, Rev., 5.00%, 4/1/2027	550	644
Series 2020B, Rev., 5.00%, 4/1/2028	650	774
Series 2020B, Rev., 5.00%, 4/1/2029	425	513
Series 2020B, Rev., 5.00%, 4/1/2030	250	304

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020B, Rev., 5.00%, 4/1/2031	520	624
Series 2020B, Rev., 5.00%, 4/1/2032	650	774
Series 2020B, Rev., 5.00%, 4/1/2033	675	798
Series 2020B, Rev., 5.00%, 4/1/2034	475	560

		8,245

General Obligation — 1.3%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	373
City of Altamont, Electric Ars Series 2019B, GO, 3.00%, 1/1/2024	35	38
City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	100	106
City of Country Club Hills GO, 4.00%, 12/1/2021	40	42
City of Decatur GO, AGM, 5.00%, 3/1/2028	15	18
Cook County Series 2014A, GO, 5.00%, 11/15/2020	15	15
Cook County School District No. 102 La Grange, Capital Appreciation GO, NATL-RE, Zero Coupon, 12/1/2020	235	234
Cook County School District No. 111 Burbank GO, AGM, 4.00%, 12/1/2035	50	56
County of Cook, School District No. 122 GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2021(c)	5,000	4,970
County of Cook, Township High School District No. 205 Series 2016A, GO, 5.00%, 12/1/2024	15	18
County of DuPage, Courthouse Project
GO, 5.00%, 1/1/2028	255	316
GO, 5.00%, 1/1/2029	730	902
County of Will GO, 4.00%, 11/15/2036	60	67
County of Will, Alternate Source GO, 5.00%, 11/15/2020	45	46
Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2023	25	28
DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale, School Building Series 2018A, GO, 4.00%, 1/15/2032	25	28
DuPage County Community Unit School District No. 200 Wheaton-Warrenville
GO, 4.00%, 11/1/2020	10	10
GO, 5.00%, 10/1/2025	30	36
DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	30
Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	25
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2025	60	73
Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	141
Series 2020B, GO, AGM, 5.00%, 12/1/2026	205	257
Series 2020A, GO, AGM, 4.00%, 12/1/2027	110	133
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	80
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	165
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	79
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	49
Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	90
Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	120
Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	137
Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	153
Series 2020A, GO, AGM, 4.00%, 12/1/2034	230	270
Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	327
Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	290
Kane McHenry Cook and De Kalb Counties Unit School District No. 300, Capital Appreciation GO, AMBAC, Zero Coupon, 12/1/2020	20	20
Kane, Cook and DuPage Counties School District No. 46, Elgin Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,950

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2022(f)	310	325
GO, AGM, 4.00%, 2/1/2023(f)	660	708
GO, AGM, 4.00%, 2/1/2024(f)	405	444
GO, AGM, 4.00%, 2/1/2025(f)	450	502
GO, AGM, 4.00%, 2/1/2026(f)	435	491
GO, AGM, 4.00%, 2/1/2027(f)	1,365	1,554
GO, AGM, 4.00%, 2/1/2028(f)	1,470	1,689
GO, AGM, 4.00%, 2/1/2029(f)	1,130	1,312
GO, AGM, 4.00%, 2/1/2030(f)	730	841
GO, AGM, 4.00%, 2/1/2031(f)	830	943
GO, AGM, 4.00%, 2/1/2032(f)	535	605
GO, AGM, 4.00%, 2/1/2033(f)	500	561
Peoria City School District No. 150
Series 2020A, GO, AGM, 4.00%, 12/1/2026	195	231
Series 2020A, GO, AGM, 4.00%, 12/1/2027	500	592
Series 2020A, GO, AGM, 4.00%, 12/1/2028	950	1,120
Series 2020A, GO, AGM, 4.00%, 12/1/2029	2,500	2,909
State of Illinois
GO, 4.00%, 2/1/2021	200	200
GO, 5.00%, 5/1/2022	160	163
Series 2018A, GO, 5.00%, 10/1/2022	180	183
GO, 5.00%, 3/1/2023	10	10
GO, 5.00%, 5/1/2023	120	122
Series 2018A, GO, 4.00%, 5/1/2024	50	49
Series D, GO, 5.00%, 11/1/2024	15,715	16,012
GO, 5.00%, 1/1/2025	700	712
GO, 5.00%, 3/1/2025	5,600	5,640
GO, 5.00%, 2/1/2026	4,900	4,979
GO, 5.00%, 3/1/2026	5,910	5,941
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,269
GO, 5.00%, 6/1/2027	25	25
Series 2016, GO, 5.00%, 1/1/2028	150	152
Series 2012, GO, 4.13%, 3/1/2028	30	29
Series 2014, GO, 4.50%, 2/1/2029	450	437
Series A, GO, 5.00%, 5/1/2030	35	35
GO, 4.13%, 11/1/2031	40	38
GO, 5.00%, 2/1/2039	2,255	2,256
Village of Bolingbrook Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	176
Village of Bolingbrook, Capital Appreciation Series C, GO, NATL-RE, Zero Coupon, 1/1/2023	2,195	2,148
Village of Glenview Series 2012A, GO, 3.00%, 12/1/2020	25	25
Village of Westmont GO, 4.00%, 1/1/2027	45	53
Village of Wheeling GO, 5.00%, 12/1/2020	90	92
Will County Community Unit School District No. 365 Valley View, Capital Appreciation Series 2002B, GO, AGM, Zero Coupon, 11/1/2020	100	100
Will County Forest Preserve District, Limited Tax
GO, 5.00%, 12/15/2031	500	643
GO, 5.00%, 12/15/2032	500	638
GO, 5.00%, 12/15/2033	710	902
GO, 5.00%, 12/15/2034	915	1,157
Will County Township High School District No. 204 Joliet Series 2011A, GO, 5.00%, 1/1/2025	40	41
Will County, Community Unit School District No. 365-U
GO, 4.00%, 1/1/2030	975	1,113
GO, 4.00%, 1/1/2033	1,000	1,103
GO, 3.00%, 7/1/2036	1,700	1,803
Will, Grundy etc. counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	40	49

		78,814

Hospital — 0.0%(b)
Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group
Series 2013A, Rev., 5.00%, 6/1/2027	130	144
Rev., 4.13%, 5/1/2045	40	43
Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2025	400	469
Illinois Finance Authority, Mercy Health Corp. Rev., 1.50%, 12/1/2020	25	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	50
Illinois Finance Authority, Rush University Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,163

		1,894

Other Revenue — 1.8%
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2021	200	201
Rev., 5.00%, 1/1/2022	20	20
City of Chicago, Pilsen Redevelopment Project Series 2014A, Rev., 5.00%, 6/1/2022	1,000	1,013
Cook County, Sales Tax
Rev., 5.00%, 11/15/2020	100	102
Rev., 5.00%, 11/15/2031	3,600	4,293
Illinois Sports Facilities Authority (The)
Rev., 5.00%, 6/15/2028	2,000	2,318
Rev., 5.00%, 6/15/2029	2,500	2,925
Rev., 5.00%, 6/15/2030	1,500	1,743
Sales Tax Securitization Corp.
Series 2017A, Rev., 5.00%, 1/1/2027	90	103
Series C, Rev., 5.50%, 1/1/2030	18,250	22,231
Series C, Rev., 5.50%, 1/1/2031	26,360	31,911
Series C, Rev., 5.25%, 1/1/2034	22,520	26,263
Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 5.00%, 1/1/2037	2,000	2,303
Southwestern Illinois Development Authority, Southwestern Flood Prevention District Council Project
Rev., 5.00%, 4/15/2025	550	661
Rev., 5.00%, 4/15/2026	250	308
Rev., 5.00%, 4/15/2027	360	454
Rev., 5.00%, 4/15/2028	385	497
Rev., 5.00%, 4/15/2029	295	388
Rev., 5.00%, 4/15/2030	625	835
Rev., 4.00%, 4/15/2031	1,450	1,777
State of Illinois Series D, Rev., 5.00%, 6/15/2024	40	41
State of Illinois, Sales Tax, Junior Lien Rev., 5.00%, 6/15/2020	35	35
State of Illinois, Sales Tax, Junior Obligation
Rev., 5.00%, 6/15/2020	100	100
Rev., 5.00%, 6/15/2023	40	41

		100,563

Special Tax — 0.0%(b)
Village of Bolingbrook, Will and DuPage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
Rev., AGM, 4.00%, 3/1/2026	620	724
Rev., AGM, 4.00%, 3/1/2027	375	446
Rev., AGM, 4.00%, 3/1/2028	1,000	1,192

		2,362

Transportation — 1.2%
Chicago O’Hare International Airport, General Airport, Senior Lien
Series 2013B, Rev., 5.00%, 1/1/2021	35	36
Series C, Rev., 5.00%, 1/1/2022	195	207
Illinois State Toll Highway Authority
Series A, Rev., 5.00%, 12/1/2022	3,010	3,319
Series 2019C, Rev., 5.00%, 1/1/2028	25	32
Series 2015B, Rev., 5.00%, 1/1/2029	35	42
Series 2019C, Rev., 5.00%, 1/1/2029	20,830	26,874
Series 2016B, Rev., 5.00%, 1/1/2030	30	36
Series 2019C, Rev., 5.00%, 1/1/2030	19,000	24,950
Series 2019C, Rev., 5.00%, 1/1/2031	11,050	14,104
Series 2016A, Rev., 5.00%, 12/1/2031	30	36
Regional Transportation Authority Series 2002A, Rev., NATL-RE, 6.00%, 7/1/2029	55	74

		69,710

Utility — 0.2%
City of Springfield, Senior Lien Electric
Rev., 5.00%, 3/1/2027	4,500	5,356
Rev., 5.00%, 3/1/2028	4,000	4,749
Rev., AGM, 3.50%, 3/1/2030	3,500	3,805
Northern Illinois Municipal Power Agency, Prairie State Project Series 2016A, Rev., 5.00%, 12/1/2020	60	61

		13,971

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.1%
City of Chicago, Second Lien Water Project
Rev., 5.00%, 11/1/2021	1,500	1,569
Rev., 5.00%, 11/1/2022	600	647
Rev., 5.00%, 11/1/2027	1,000	1,095
Rev., 5.00%, 11/1/2030	500	543
City of Chicago, Wastewater Transmission Rev., 5.00%, 1/1/2022	700	739
Illinois Finance Authority, Clean Water Initiative Rev., 5.00%, 7/1/2039	80	101

		4,694

Total Illinois		280,298

Indiana — 1.4%
Education — 0.2%
Ball State University, Housing and Dining System Rev., 5.00%, 7/1/2020	25	25
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2022	255	270
Brownsburg 1999 School Building Corp., First Mortgage
Series 2015B, Rev., 5.00%, 7/15/2020	75	75
Rev., 5.00%, 1/15/2028	10	13
Columbus Multi School Building Corp., First Mortgage Rev., 3.00%, 7/15/2020	25	25
East Allen Multi School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2038	25	31
Greenfield Middle School Building Corp.
Rev., 4.00%, 7/15/2033	245	281
Rev., 4.00%, 1/15/2035	550	625
Hamilton Southeastern Consolidated School Building Corp., First Mortgage Series B-2, Rev., 4.00%, 7/15/2023	5	5
Hamilton Southeastern Consolidated School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2026	30	37
Huntington Countywide School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2035	35	44
Indiana Bond Bank, Special Program, Columbus Learning Center Project Series 2012C, Rev., 5.00%, 8/1/2022	20	22
Indiana Finance Authority, Educational Facilities, Valparaiso University
Rev., 5.00%, 10/1/2024	1,000	1,107
Rev., 5.00%, 10/1/2025	675	756
Indiana University
Series 2016A, Rev., 5.00%, 6/1/2028	110	138
Series Y, Rev., 5.00%, 8/1/2030	130	167
IPS Multi-School Building Corp., Indiana Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2020	25	25
Ivy Tech Community College of Indiana, Student Fee Bonds Series P, Rev., 5.00%, 7/1/2020	30	30
Lebanon Middle School Building Corp., First Mortgage Series 2017B, Rev., 4.00%, 7/10/2020	10	10
Michigan City School Building Corp. Series 2016A, Rev., 5.00%, 1/15/2025	4,925	5,780
MSD Warren Township Vision 2005 School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/10/2032	25	30
New Albany-Floyd County School Building Corp., First Mortgage Rev., 4.00%, 7/15/2026	415	463
North Adams Community Schools Renovation Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2032	25	32
Northern Wells Multi-School Building Corp., Indiana Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2035	50	57
Perry Township Multi School Building Corp., Unlimited Ad Valorem Property Tax First Mortgage Series 2012B, Rev., 5.00%, 7/15/2022	25	27
Plainfield Community High School Building Corp.
Rev., 5.00%, 1/15/2022	285	306
Rev., 5.00%, 7/15/2023	750	855
Rev., 5.00%, 7/15/2024	1,255	1,482
Plainfield High School Building Corp., Ad Valorem Property Tax First Mortgage Series 2019A, Rev., 5.00%, 7/15/2028	30	39
Purdue University, Student Fee Series DD, Rev., 5.00%, 7/1/2026	1,000	1,266
Valparaiso Multi- Schools Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2022	30	33
Rev., 4.00%, 1/15/2024	50	56
West Clark 2000 School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2020	55	55

		14,167

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.0%(b)
City of Fishers Series 2018C, GO, 5.00%, 1/1/2026	40	50

Hospital — 0.1%
Indiana Finance Authority, Franciscan Alliance, Inc. Obligated Group Series 2016B, Rev., 5.00%, 11/1/2026	10	12
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2030	500	619
Series A, Rev., 5.00%, 11/1/2031	1,020	1,250
Series A, Rev., 5.00%, 11/1/2032	530	645
Series A, Rev., 5.00%, 11/1/2033	1,110	1,344
Series A, Rev., 5.00%, 11/1/2034	760	916
Series A, Rev., 5.00%, 11/1/2035	665	798
Series A, Rev., 4.00%, 11/1/2036	230	256
Series A, Rev., 4.00%, 11/1/2037	335	371
Series A, Rev., 4.00%, 11/1/2038	340	376
Series A, Rev., 4.00%, 11/1/2039	355	391

		6,978

Other Revenue — 0.6%
Carmel Redevelopment Authority, Income Tax Lease Series 2014B, Rev., 5.00%, 7/1/2023	25	28
City of Franklin, Otterbeit Homes
Series B, Rev., 4.00%, 7/1/2020	50	50
Series B, Rev., 5.00%, 7/1/2023	1,000	1,070
Series B, Rev., 5.00%, 7/1/2025	1,500	1,662
Series B, Rev., 5.00%, 7/1/2027	500	571
Series B, Rev., 5.00%, 7/1/2030	670	774
Series B, Rev., 5.00%, 7/1/2032	735	837
Series B, Rev., 4.00%, 7/1/2034	805	841
Series B, Rev., 4.00%, 7/1/2035	685	713
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project
Rev., 5.00%, 8/1/2024	1,095	1,272
Rev., 5.00%, 2/1/2025	500	580
Hobart Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2029	65	79
Indiana Bond Bank, Hamilton County Projects
Series 2019B, Rev., Zero Coupon, 7/15/2024	220	213
Series 2019B, Rev., Zero Coupon, 1/15/2025	200	192
Series 2019B, Rev., Zero Coupon, 7/15/2025	450	430
Series 2019B, Rev., Zero Coupon, 1/15/2026	370	349
Series 2019B, Rev., Zero Coupon, 7/15/2026	370	345
Series 2019B, Rev., Zero Coupon, 1/15/2027	325	300
Series 2019B, Rev., Zero Coupon, 7/15/2027	320	293
Series 2019B, Rev., Zero Coupon, 1/15/2028	450	407
Series 2019B, Rev., Zero Coupon, 7/15/2028	450	403
Series 2019B, Rev., Zero Coupon, 1/15/2029	560	493
Series 2019B, Rev., Zero Coupon, 7/15/2029	735	639
Series 2019B, Rev., Zero Coupon, 1/15/2030	750	627
Series 2019B, Rev., Zero Coupon, 7/15/2030	740	609
Indiana Finance Authority Series 2017A, Rev., 5.00%, 6/1/2032	500	633
Indiana Finance Authority, Franciscan Alliance, Inc. Obligated Group Series 2017B, Rev., 5.00%, 11/1/2032	25	30
Indiana Finance Authority, State Revolving Fund Program
Series 2012C, Rev., 5.00%, 2/1/2023	20	23
Series 2017B, Rev., 5.00%, 2/1/2026	20	25
Series A, Rev., 5.00%, 2/1/2027	1,000	1,205
Series 2019A, Rev., 5.00%, 2/1/2033	30	39

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019A, Rev., 5.00%, 2/1/2034	35	46
Series 2018A, Rev., 5.00%, 2/1/2035	100	128
Indianapolis Local Public Improvement Bond Bank Series 2018B, Rev., 5.00%, 1/1/2037	5,000	6,320
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2032	225	290
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project
Series 2017C, Rev., 5.00%, 1/1/2025	1,750	2,100
Series 2017C, Rev., 5.00%, 1/1/2035	195	246
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2019F, Rev., 5.00%, 1/1/2030	1,265	1,692
Series 2019F, Rev., 5.00%, 1/1/2031	915	1,216
Series 2019F, Rev., 5.00%, 1/1/2032	880	1,161
Series 2019F, Rev., 5.00%, 1/1/2033	1,760	2,306
Series 2019F, Rev., 5.00%, 1/1/2035	665	863
South Bend Redevelopment Authority, Double Tracking Project Rev., 5.00%, 8/1/2026	125	152
Yorktown Redevelopment Authority, Property Tax Lease Rev., 4.00%, 1/15/2026	35	41

		32,293

Prerefunded — 0.2%
Indiana Finance Authority, State Revolving Fund Program
Series 2011A, Rev., 5.00%, 2/1/2030(c)	5,205	5,616
Series C, Rev., 5.00%, 2/1/2030(c)	3,000	3,379
Indiana University
Series A, Rev., 5.00%, 6/1/2028(c)	2,000	2,192
Series A, Rev., 5.00%, 6/1/2032(c)	1,000	1,096

		12,283

Utility — 0.3%
City of Rockport, Indiana Michigan Power Company Project Series A, Rev., 3.05%, 6/1/2025	11,600	12,666
Indiana Finance Authority, First Lien Water Utility, Citizens Energy Group Project Series 2016A, Rev., 4.00%, 10/1/2020	50	51
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series D, Rev., 5.00%, 1/1/2021	725	745
Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,404

		14,866

Water & Sewer — 0.0%(b)
City of Evansville, Waterworks District
Series 2014B, Rev., 5.00%, 1/1/2022	325	349
Series 2014B, Rev., 5.00%, 1/1/2023	375	402
City of Greensburg Rev., 3.00%, 5/1/2025	100	111
City of Indianapolis Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2032	225	290
Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project
Series 2011A, Rev., 5.00%, 10/1/2020	165	168
Series 2016A, Rev., 5.00%, 10/1/2036	70	84
Indiana State Finance Authority, Wastewater Utility, First Lien Series 2101A, Rev., 5.25%, 10/1/2031	1,000	1,064

		2,468

Total Indiana		83,105

Iowa — 0.6%
Certificate of Participation/Lease — 0.1%
County of Linn
COP, 4.00%, 6/1/2030	490	591
COP, 4.00%, 6/1/2031	745	873
COP, 4.00%, 6/1/2032	1,455	1,687
COP, 4.00%, 6/1/2033	1,615	1,863
COP, 4.00%, 6/1/2034	700	805
COP, 4.00%, 6/1/2035	575	659

		6,478

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Education — 0.0%(b)
Iowa State University of Science and Technology, Academic Building Series 2010 ISU, Rev., 3.13%, 7/1/2021	25	25

General Obligation — 0.0%(b)
City of Ankeny
Series 2014B, GO, 5.00%, 6/1/2020	20	20
Series 2018A, GO, 5.00%, 6/1/2023	40	45
City of Cedar Rapids
Series 2015A, GO, 5.00%, 6/1/2020	15	15
Series 2020A, GO, 5.00%, 6/1/2028(f)	760	985
City of Des Moines, Capital Loan Series 2014E, GO, 5.00%, 6/1/2022	30	33
City of Urbandale Series 2018A, GO, 5.00%, 6/1/2020	410	410
County of Linn Series 2019B, GO, 3.00%, 6/1/2020	15	15
County of Linn, Land and Water Legacy Series 2019A, GO, 3.00%, 6/1/2020	100	100
Waukee Community School District
Series 2012B, GO, 3.00%, 6/1/2020	35	35
Series 2016B, GO, 5.00%, 6/1/2022	20	22

		1,680

Hospital — 0.0%(b)
Iowa Finance Authority, Unitypoint Health Series 2016E, Rev., 5.00%, 8/15/2023	435	488
University of Iowa Facilities Corp., Roy J. And Lucille A. Carver Biomedical Research Building Project Series 2012A, Rev., 3.00%, 6/1/2020	50	50

		538

Other Revenue — 0.0%(b)
Iowa Finance Authority, State Revolving Fund, Green Bonds
Series 2020A, Rev., 5.00%, 8/1/2026	45	57
Rev., 5.00%, 8/1/2027	30	37
Rev., 5.00%, 8/1/2031	30	39
State of Iowa Rev., 4.80%, 8/15/2020	10	10
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2023	35	40
State of Iowa, Prison Infrastructure Fund
Rev., 4.00%, 6/15/2020	20	20
Rev., 5.00%, 6/15/2024	200	236

		439

Prerefunded — 0.5%
Iowa Finance Authority, Genesis Health System Rev., 5.00%, 7/1/2026(c)	20	20
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2026(c)	5,420	5,724
Rev., 5.00%, 8/1/2029(c)	12,905	13,629
Iowa Finance Authority, State Revolving Fund, Green Bonds Series 2016, Rev., 5.00%, 8/1/2028(c)	5,220	6,677

		26,050

Water & Sewer — 0.0%(b)
City of Cedar Rapids, Sewer Series 2019C, Rev., 4.00%, 6/1/2031	25	29

Total Iowa		35,239

Kansas — 0.6%
General Obligation — 0.1%
Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2034	790	988
City of Overland Park, Internal Improvement Series 2017A, GO, 4.00%, 9/1/2023	35	39
City of Wichita, Airport System Series 2015A, GO, 4.00%, 12/1/2040	25	28
Douglas County Unified School District No. 497 Lawrence, Refunding and Improvement Series 2016-A, GO, 5.00%, 9/1/2020	10	10
Finney County Unified School District No. 457 Garden City Series B, GO, 5.00%, 9/1/2020	15	15
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,499
Johnson County Unified School District No. 229 Blue Valley Series 2015B, GO, 5.00%, 10/1/2020	40	41

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Riley County Unified School District No. 383 Manhattan-Ogden
Series 2018A, GO, 5.00%, 9/1/2032	40	51
Series 2018A, GO, 5.00%, 9/1/2034	60	75
Sedgwick County Unified School District No. 266 Maize Series 2015-B, GO, 5.00%, 9/1/2020	50	51
Wyandotte County Unified School District No. 203 Piper
Series A, GO, 5.00%, 9/1/2041	1,000	1,247
Series 2018A, GO, 5.00%, 9/1/2042	30	37

		6,081

Hospital — 0.0%(b)
Kansas Development Finance Authority, Health Facilities, Stormont-Vail Healthcare Series 2011-F, Rev., 5.00%, 11/15/2020	15	15

Other Revenue — 0.0%(b)
Wyandotte County-Kansas City Unified Government, Utility System Series 2014A, Rev., 5.00%, 9/1/2020	30	30

Transportation — 0.5%
Kansas State Department Transportation Highway
Series 2009A, Rev., 5.00%, 9/1/2020	7,000	7,084
Series 2015B, Rev., 5.00%, 9/1/2027	100	120
Series 2015B, Rev., 5.00%, 9/1/2029	5,150	6,159
Series B, Rev., 5.00%, 9/1/2030	8,025	9,584
Series B, Rev., 5.00%, 9/1/2035	4,625	5,426
Kansas Turnpike Authority Series A, Rev., 5.00%, 9/1/2022	3,800	3,845
State of Kansas Department of Transportation
Series 2018A, Rev., 5.00%, 9/1/2023	20	23
Series 2018A, Rev., 5.00%, 9/1/2034	305	371

		32,612

Utility — 0.0%(b)
Wyandotte County-Kansas City Unified Government, Kansas International Speedway Corp. Project Rev., 5.00%, 12/1/2020	30	31

Total Kansas		38,769

Kentucky — 0.6%
Hospital — 0.1%
Kentucky Economic Development Finance Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	1,250	1,478
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,171
Series A-1, Rev., 5.00%, 8/1/2035	500	575
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,940
Series A, Rev., 5.00%, 6/1/2037	2,795	2,958

		8,122

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2028	2,885	3,437

Other Revenue — 0.1%
Jefferson County Capital Projects Corp. Series A, Rev., AGM, 4.25%, 6/1/2022	1,000	1,003
Kentucky State Property and Building Commission, Project No. 101 Rev., 5.00%, 10/1/2020	15	15
Kentucky State Property and Building Commission, Project No. 84 Rev., NATL-RE, 5.00%, 8/1/2020	15	15
Kentucky State Property and Buildings Commission, Project No. 84
Rev., NATL-RE, 5.00%, 8/1/2021	1,000	1,046
Rev., NATL-RE, 5.00%, 8/1/2022	1,175	1,274

		3,353

Prerefunded — 0.1%
Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects Series A, Rev., 5.00%, 7/1/2027(c)	5,145	5,393

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.2%
Kentucky Public Energy Authority, Gas Supply
Series A, Rev., 4.00%, 4/1/2024(d)	6,450	6,919
Series 2019C, Rev., 4.00%, 2/1/2028(d)	10,300	11,439

		18,358

Total Kentucky		38,663

Louisiana — 0.6%
Education — 0.0%(b)
Louisiana Public Facilities Authority, Tulane University Project Series 2016A, Rev., 5.00%, 12/15/2027	160	189
Louisiana Public Facilities Authority, University Of New Orleans Research And Technology Foundation Inc., Student Housing Project Rev., AGM, 3.00%, 9/1/2020	10	10
Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2036	75	77

		276

General Obligation — 0.4%
State of Louisiana
Series 2012A, GO, 5.00%, 8/1/2020	25	25
Series 2012C, GO, 5.00%, 7/15/2022	15	16
Series A, GO, 5.00%, 2/1/2023	25	28
Series 2019A, GO, 5.00%, 3/1/2035	13,000	16,606
Series 2019A, GO, 5.00%, 3/1/2038	3,470	4,399

		21,074

Housing — 0.0%(b)
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/1/2039	8	8

Other Revenue — 0.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Facilities Corporation Project Rev., Zero Coupon, 10/1/2020	25	25
Parish of East Baton Rouge, Road and Street Improvement Sales Tax
Rev., AGC, 5.00%, 8/1/2020	4,270	4,285
Rev., AGC, 5.00%, 8/1/2021	2,125	2,133
State of Louisiana Series 2019A, Rev., GAN, 5.00%, 9/1/2022	30	33

		6,476

Utility — 0.0%(b)
City of Alexandria, Utilities Series 2013A, Rev., 5.00%, 5/1/2043	1,400	1,518

Water & Sewer — 0.1%
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2023	370	427
Series C, Rev., 5.00%, 12/1/2024	510	608
Series 2018C, Rev., 5.00%, 12/1/2025	835	1,021
Series 2018C, Rev., 5.00%, 12/1/2026	500	628
Series 2018C, Rev., 5.00%, 12/1/2028	400	524
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	391
Series C, Rev., 5.00%, 12/1/2029	1,500	1,954
Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	645
Series 2016B, Rev., 5.00%, 12/1/2031	75	92
Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	641
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	566
Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	384

		7,881

Total Louisiana		37,233

Maine — 0.0%(b)
Education — 0.0%(b)
University of Maine
Rev., AGM, 5.00%, 3/1/2021	25	26
Rev., AGM, 4.00%, 3/1/2027	100	114

		140

General Obligation — 0.0%(b)
City of Portland GO, 5.00%, 4/1/2024	25	29

Hospital — 0.0%(b)
Maine Health and Higher Educational Facilities Authority, Bates College Issue Rev., 3.00%, 7/1/2020	10	10
Maine Health and Higher Educational Facilities Authority, Houlton Regal Hospital Series 2015A, Rev., 5.00%, 7/1/2020	10	10

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maine Health and Higher Educational Facilities Authority, John F Murphy Homes Inc. Series 2019B, Rev., 4.00%, 7/1/2036	25	29
Maine Health and Higher Educational Facilities Authority, Medical Center Rev., 5.00%, 7/1/2020	15	15

		64

Other Revenue — 0.0%(b)
Maine Governmental Facilities Authority, Lease Rental Series 2018A, Rev., 4.00%, 10/1/2020	10	10
Maine Municipal Bond Bank
Series 2014C, Rev., 5.00%, 11/1/2020	15	15
Series C, Rev., 5.00%, 11/1/2034	660	827

		852

Transportation — 0.0%(b)
Maine Municipal Bond Bank, Transcap Program Series 2015A, Rev., 5.00%, 9/1/2024	70	83
Maine Turnpike Authority Rev., 5.00%, 7/1/2020	10	10

		93

Total Maine		1,178

Maryland — 4.7%
Certificate of Participation/Lease — 0.2%
Baltimore County, Equipment Acquisition Program Series 2019, COP, 5.00%, 3/1/2027	9,585	12,225

Education — 0.0%(b)
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,101
Rev., 4.00%, 7/1/2036	1,000	1,098
University System of Maryland, Auxiliary Facility and Tuition, Tax-Exempt Series 2014A, Rev., 5.00%, 4/1/2021	20	21

		2,220

General Obligation — 3.8%
Baltimore County, Consolidated Public Improvement
GO, 5.00%, 8/1/2026	1,400	1,713
GO, 5.00%, 3/1/2028	4,930	6,508
GO, 5.00%, 3/1/2029	5,540	7,279
GO, 5.00%, 3/1/2030	6,335	8,275
Baltimore County, Metropolitan District
GO, 5.00%, 11/1/2024	25	30
GO, 5.00%, 3/1/2027	4,830	6,215
GO, 5.00%, 3/1/2029	5,500	7,226
GO, 5.00%, 3/1/2030	5,665	7,401
GO, 5.00%, 3/1/2031	6,125	7,955
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,610
County of Anne Arundel, General Improvements
GO, 5.00%, 4/1/2025	3,000	3,657
GO, 5.00%, 4/1/2026	4,300	5,211
GO, 5.00%, 10/1/2026	6,285	8,003
GO, 5.00%, 10/1/2027	6,000	7,852
GO, 5.00%, 10/1/2034	3,375	4,158
GO, 5.00%, 10/1/2035	2,395	2,941
GO, 5.00%, 10/1/2037	3,400	4,151
County of Anne Arundel, Water and Sewer
GO, 5.00%, 10/1/2026	2,260	2,877
GO, 5.00%, 10/1/2027	2,260	2,958
GO, 5.00%, 10/1/2034	1,875	2,310
GO, 5.00%, 10/1/2035	1,925	2,364
County of Charles, Consolidated Public Improvement GO, 5.00%, 11/1/2023	25	29
County of Charles, Public Improvement GO, 5.00%, 10/1/2025	2,995	3,711
County of Frederick, Public Facilities GO, 4.00%, 8/1/2020	50	50
County of Howard, Consolidated Public Improvement
Series 2018A, GO, 5.00%, 2/15/2027	5,435	7,005
Series A, GO, 5.00%, 2/15/2029	6,605	8,716
Series D, GO, 5.00%, 2/15/2030	4,780	6,275
Series 2017D, GO, 4.00%, 2/15/2032	40	48
County of Howard, Metropolitan District Project Series 2017C, GO, 5.00%, 2/15/2025	25	30
County of Prince George’s, Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	13
Montgomery County, Consolidated Public Improvement
Series 2017C, GO, 5.00%, 10/1/2026	5,000	6,376
Series A, GO, 5.00%, 11/1/2026	4,150	5,306

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Maryland, State and Local Facilities Loan of 2013 Series A, GO, 5.00%, 8/1/2020	100	101
State of Maryland, State and Local Facilities Loan of 2015
Series 2017A, GO, 5.00%, 3/15/2024	40	47
Series 2018A, GO, 5.00%, 3/15/2030	150	197
State of Maryland, State and Local Facilities Loan of 2017
Series B, GO, 5.00%, 8/1/2024	3,120	3,723
Series 2017B, GO, 5.00%, 8/1/2026	40	51
Series A, GO, 5.00%, 3/15/2028	5,280	6,797
Series A, GO, 4.00%, 3/15/2030	22,225	26,686
Series A, GO, 5.00%, 3/15/2031	1,920	2,437
State of Maryland, State and Local Facilities Loan of 2018
Series 2018A, GO, 5.00%, 3/15/2026	10,015	12,587
Series 2018B, GO, 5.00%, 8/1/2026	25	32
Series A, GO, 5.00%, 3/15/2029	4,225	5,586
State of Maryland, State and Local Facilities Loan of 2020 Series 2020A, GO, 5.00%, 3/15/2033	18,175	24,690

		222,187

Hospital — 0.0%(b)
Maryland Health & Higher Educational Facilities Authority, The Johns Hopkins University Issue Series 2013B, Rev., 5.00%, 7/1/2020	65	65
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,361

		1,426

Other Revenue — 0.3%
City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	16,361
County of Montgomery, Department of Liquor Control Series 2019A, Rev., 5.00%, 4/1/2027	75	96
Maryland Stadium Authority, Construction and Revitalization Program Series 2018A, Rev., 5.00%, 5/1/2021	65	68

		16,525

Prerefunded — 0.1%
State of Maryland, State and Local Facilities Loan of 2015
Series 2015A, GO, 5.00%, 8/1/2024(c)	505	581
Series A, GO, 5.00%, 3/1/2026(c)	4,625	5,227

		5,808

Transportation — 0.3%
Maryland State Transportation Authority Rev., 5.00%, 7/1/2020	40	40
Maryland State Transportation Authority, Transportation Facilities Projects, Tax-Exempt Series 2010A, Rev., 5.00%, 7/1/2020	10	10
State of Maryland Department of Transportation
Rev., 5.00%, 10/1/2025	14,645	18,104
Rev., 5.00%, 10/1/2027	2,000	2,530

		20,684

Water & Sewer — 0.0%(b)
City of Baltimore, Subordinate and Water Projects Series 2014A, Rev., 5.00%, 7/1/2020	10	10
City of Baltimore, Wastewater Projects
Series 2017B, Rev., 3.00%, 7/1/2021	25	26
Series D, Rev., 5.00%, 7/1/2021	40	42
Washington Suburban Sanitary Commission, Consolidated Public Improvement
Rev., GTD, 5.00%, 6/1/2024	65	77
Rev., GTD, 4.00%, 6/1/2025	40	47
Rev., GTD, 5.00%, 6/1/2030	25	34

		236

Total Maryland		281,311

Massachusetts — 3.8%
Education — 0.3%
Massachusetts Development Finance Agency, Boston College Issue
Series 2013S, Rev., 5.00%, 7/1/2020	15	15
Series 2020U, Rev., 5.00%, 7/1/2033	645	912
Series 2020U, Rev., 5.00%, 7/1/2034	1,285	1,844
Series 2020U, Rev., 5.00%, 7/1/2035	1,370	1,989
Series 2020U, Rev., 5.00%, 7/1/2036	1,410	2,070

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Development Finance Agency, Harvard University Issue
Series 2016A, Rev., 5.00%, 7/15/2020	200	201
Series 2020A, Rev., 5.00%, 10/15/2027	525	693
Massachusetts Development Finance Agency, Suffolk University
Rev., 5.00%, 7/1/2029	440	501
Rev., 5.00%, 7/1/2030	720	813
Rev., 5.00%, 7/1/2031	620	694
Rev., 5.00%, 7/1/2032	770	853
Rev., 5.00%, 7/1/2033	800	878
Rev., 5.00%, 7/1/2034	550	602
Massachusetts Health and Educational Facilities Authority, Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	5,064
Massachusetts State College Building Authority Series 2016A, Rev., 4.00%, 5/1/2021	65	67
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	135

		17,331

General Obligation — 1.5%
City of Westfield, Municipal Purpose Loan GO, 5.00%, 10/15/2022	25	28
City of Westfield, St. Qualified Municipal Purpose Loan of 2014 GO, 5.00%, 3/1/2024	20	23
City of Woburn GO, 5.00%, 7/15/2027	45	59
Commonwealth of Massachusetts
Series 2019A, GO, 5.00%, 7/1/2020	100	100
Series C, GO, 5.00%, 7/1/2020	65	65
Series B, GO, 5.25%, 8/1/2021	20	21
Series 2017D, GO, 5.00%, 7/1/2023	110	126
Series 2006B, GO, AGM, 5.25%, 9/1/2023	15	17
Series C, GO, 5.00%, 10/1/2023	65	75
Series 2004C, GO, AMBAC, 5.50%, 12/1/2023	90	106
Series 2016B, GO, 5.00%, 7/1/2024	100	119
Series 2019A, GO, 5.00%, 7/1/2024	60	71
Series 2017D, GO, 5.00%, 7/1/2025	100	123
Series 2016B, GO, 4.00%, 7/1/2026	90	108
Series 2016A, GO, 5.00%, 7/1/2026	45	57
Series 2018B, GO, 5.00%, 7/1/2026	45	57
Series 2019A, GO, 5.00%, 1/1/2027	25	32
Series 2017D, GO, 5.00%, 7/1/2027	45	58
Series 2018B, GO, 5.00%, 7/1/2027	50	65
Series A, GO, 5.00%, 7/1/2027	25	32
Series 2019E, GO, 3.00%, 12/1/2027	260	302
Series 2015D, GO, 4.00%, 9/1/2029	9,460	10,975
Series A, GO, 5.00%, 3/1/2031	2,250	2,597
Series A, GO, 5.00%, 3/1/2032	1,000	1,150
Series A, GO, 5.00%, 7/1/2036	3,535	4,196
Series 2012B, GO, 4.00%, 6/1/2042	425	426
Commonwealth of Massachusetts, Consolidated Loan of 2004 Series B, GO, 5.25%, 8/1/2023	10,000	11,565
Commonwealth of Massachusetts, Consolidated Loan of 2006 Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	6,205
Commonwealth of Massachusetts, Consolidated Loan of 2010 Series 2010-B, GO, 3.25%, 6/1/2020	50	50
Commonwealth of Massachusetts, Consolidated Loan of 2014 Series 7, GO, 5.00%, 7/1/2024	40	48
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	13,125	14,994
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series B, GO, 5.00%, 4/1/2023	25	28
Series A, GO, 5.00%, 4/1/2032	9,145	11,523
Series 2017A, GO, 5.00%, 4/1/2033	10,000	12,533
Series 2017D, GO, 5.00%, 2/1/2036	40	49

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Commonwealth of Massachusetts, Consolidated Loan of 2018
Series 2018E, GO, 5.00%, 9/1/2025	50	62
Series B, GO, 5.00%, 1/1/2027	10,000	12,808
Series 2018A, GO, 5.00%, 1/1/2040	35	44
Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020A, GO, 5.00%, 3/1/2023	20	23
Essex North Shore Agricultural and Technical School District, State Qualified School Bonds GO, 4.00%, 6/1/2043	35	38
Groton-Dunstable Regional School District GO, 2.00%, 8/1/2020	100	100
Quaboag Regional School District GO, 3.00%, 7/15/2020	85	85
Town of Longmeadow GO, 5.00%, 6/1/2025	25	31
Town of Middleborough, Municipal Purpose Loan GO, 4.00%, 10/1/2023	25	28
Town of Sharon, Municipal Purpose Loan GO, 5.00%, 2/15/2026	220	273
Town of South Hadley, Municipal Purpose Loan Series 2017A, GO, 4.00%, 6/15/2022	40	43
Town of Southwick, Municipal Purpose Loan GO, 5.00%, 12/15/2028	25	33
Town of Stoughton, Municipal Purpose Loan
GO, 5.00%, 10/15/2022	35	39
GO, 4.00%, 10/15/2038	50	57
Town of Westwood GO, 4.00%, 6/1/2020	10	10

		91,657

Hospital — 0.0%(b)
Massachusetts Development Finance Agency, Covenant Health Systems Obligated Group Issue Rev., 4.00%, 7/1/2020	15	15
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S-1, Rev., 5.00%, 7/1/2021	25	26

		41

Other Revenue — 0.2%
Massachusetts Bay Transportation Authority, Sales Tax
Series 2003A, Rev., 5.25%, 7/1/2021	100	106
Rev., BAN, 4.00%, 12/1/2021	90	95
Series 2004A, Rev., 5.50%, 7/1/2024	25	30
Series 2017A-2, Rev., 5.00%, 7/1/2027	25	32
Series 2005A, Rev., 5.00%, 7/1/2028	25	33
Massachusetts Bay Transportation Authority, Senior Sales Tax
Series 2014A, Rev., 5.00%, 7/1/2023	25	29
Series 2015A, Rev., 5.00%, 7/1/2027	25	30
Massachusetts Development Finance Agency Series 2020A-2, Rev., 5.00%, 7/1/2029	75	98
Massachusetts Development Finance Agency, Caregroup Issue Series 2015H-1, Rev., 5.00%, 7/1/2020	40	40
Massachusetts School Building Authority, Sales Tax
Series 2012B, Rev., 4.00%, 8/15/2020	100	101
Series B, Rev., 5.00%, 8/15/2028	10,000	10,967
Massachusetts School Building Authority, Senior Sales Tax Series 2015B, Rev., 5.00%, 1/15/2025	40	48

		11,609

Prerefunded — 1.0%
Commonwealth of Massachusetts Series 2012B, GO, 5.00%, 6/1/2025(c)	65	65
Commonwealth of Massachusetts, Consolidated Loan of 2011 Series D, GO, 5.00%, 10/1/2024(c)	11,890	12,653
Commonwealth of Massachusetts, Consolidated Loan of 2014
Series F, GO, 5.00%, 11/1/2026(c)	10,000	11,158
Series F, GO, 5.00%, 11/1/2027(c)	32,950	36,765
Commonwealth of Massachusetts, Federal Highway Grant Anticipation Notes, Accelerated Bridge Programs Series 2013A, Rev., GAN, 5.00%, 6/15/2027(c)	20	22

		60,663

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 0.7%
Commonwealth of Massachusetts Transportation Fund
Series 2016A, Rev., 5.00%, 6/1/2025	60	73
Series 2016A, Rev., 5.00%, 6/1/2027	15	19
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series 2016A, Rev., 5.00%, 6/1/2020	10	10
Commonwealth of Massachusetts, Federal Highway Grant Anticipation Notes, Accelerated Bridge Programs Series 2014A, Rev., GAN, 5.00%, 6/15/2027	100	117
Massachusetts Bay Transportation Authority
Series A, Rev., 5.25%, 7/1/2025	2,250	2,789
Series A, Rev., 5.25%, 7/1/2027	10,530	13,806
Series A, Rev., 5.25%, 7/1/2029	5,000	6,894
Series A, Rev., 5.00%, 7/1/2031	1,255	1,757
Series A-1, Rev., 5.25%, 7/1/2033	5,000	7,313
Massachusetts Bay Transportation Authority, Sales Tax
Series 2010C, Rev., 5.00%, 7/1/2020	200	201
Series B, Rev., NATL-RE, 5.50%, 7/1/2026	5	6
Massachusetts Port Authority
Series C, Rev., 5.00%, 7/1/2020	100	100
Series 2012-B, Rev., 5.00%, 7/1/2021(c)	60	63
Massachusetts Transportation Trust Fund Metropolitan Highway System
Series 2019A, Rev., 5.00%, 1/1/2030	5,000	6,510
Series 2019C, Rev., 5.00%, 1/1/2035	40	52
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series A, Rev., 5.00%, 1/1/2028	3,765	4,909

		44,619

Water & Sewer — 0.1%
Boston Water and Sewer Commission, Senior General Series A, Rev., 5.00%, 11/1/2027	25	32
Massachusetts Clean Water Trust (The), Pool Program Rev., 5.25%, 8/1/2020	235	237
Massachusetts Clean Water Trust (The), State Revolving Fund, Green Bond
Series 21, Rev., 5.00%, 8/1/2031	110	145
Series 22, Rev., 5.00%, 8/1/2033	25	33
Massachusetts Water Resources Authority
Series 2010A, Rev., 4.00%, 8/1/2020(c)	10	10
Series C, Rev., 4.00%, 8/1/2020(c)	15	15
Series B, Rev., AGM, 5.25%, 8/1/2023	20	23
Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,734
Series B, Rev., AGM, 5.25%, 8/1/2027	140	185
Series C, Rev., 5.00%, 8/1/2030	55	71
Series B, Rev., AGM, 5.25%, 8/1/2036	20	30

		4,515

Total Massachusetts		230,435

Michigan — 1.3%
Education — 0.1%
Central Michigan University Rev., 5.00%, 10/1/2020	325	329
Michigan State University Series 2019B, Rev., 5.00%, 2/15/2030	100	130
Michigan Strategic Fund, Community Colleges Skilled Trades Equipment Program Rev., 5.00%, 3/1/2025	315	378
Michigan Technological University Series 2012A, Rev., 5.00%, 10/1/2020	30	30
Regents of the University of Michigan
Rev., 5.00%, 4/1/2031	15	19
Rev., 5.00%, 4/1/2033	2,190	2,671
University of Michigan
Rev., 5.00%, 4/1/2028	25	31
Series 2019A, Rev., 5.00%, 4/1/2029	25	34

		3,622

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.4%
Bath Community Schools Series 2016, GO, Q-SBLF, 4.00%, 5/1/2025	100	116
Bendle Public School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2035	40	44
Birmingham City School District, Unlimited Tax GO, 5.00%, 11/1/2020	10	10
Cadillac Area Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2041	45	57
Caledonia Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2044	70	74
Charter Township of Meridian, Unlimited Tax GO, 5.00%, 10/1/2023	30	35
City of Troy, Limited Tax GO, 5.25%, 11/1/2029	1,005	1,075
Counties of Oakland and Livingston, Huron Valley School District GO, Q-SBLF, 5.00%, 5/1/2023	4,900	5,108
County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	104
Dansville Schools, Unlimited Tax, School Building and Site Bonds GO, Q-SBLF, 4.00%, 5/1/2039	25	28
Forest Hills Public Schools, Unlimited Tax GO, 5.00%, 5/1/2023	20	23
Grand Rapids Community College GO, 5.00%, 5/1/2023	1,305	1,423
Grand Rapids Public Schools
Series 2019, GO, AGM, 5.00%, 11/1/2030	1,350	1,782
Series 2019, GO, AGM, 5.00%, 11/1/2032	1,500	1,950
Series 2019, GO, AGM, 5.00%, 11/1/2034	1,045	1,347
Series 2019, GO, AGM, 5.00%, 11/1/2035	1,500	1,925
Grosse Pointe Public School System, School Building and Site GO, 5.00%, 5/1/2035	45	58
Hartford Public Schools, Unlimited Tax, Building and Site GO, Q-SBLF, 4.00%, 5/1/2037	35	38
Holland School District GO, AGM, 4.00%, 5/1/2035	25	27
Holt Public Schools, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2028	45	59
GO, Q-SBLF, 5.00%, 5/1/2030	225	305
Hudsonville Public Schools, Building and Site Bonds, Unlimited Tax Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	34
Huron School District, Building and Site Bonds, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2044	35	44
Lake Orion Community School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	125	133
Lakeview School District, School Building GO, Q-SBLF, 5.00%, 5/1/2022	90	98
Lansing Community College, Building and Site
GO, 5.00%, 5/1/2030	600	778
GO, 5.00%, 5/1/2032	635	813
Lansing Community College, College Building and Site, Limited Tax GO, 5.00%, 5/1/2029	60	78
Lapeer Community Schools Series 2016, GO, Q-SBLF, 5.00%, 5/1/2024	15	18
Lawrence Public Schools Series 2015, GO, Q-SBLF, 4.00%, 5/1/2026	30	34
Meridian Public School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2043	40	49
North Branch Area Schools GO, Q-SBLF, 5.00%, 5/1/2023	20	23
Novi Community School District, School Building and Site Bonds, Unlimited Tax Series 2020-I, GO, 5.00%, 5/1/2030	30	41
Plymouth-Canton Community School District, School Building and Site Bonds Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	56

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Roseville Community Schools County of Macomb, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2028	25	33
South Lyon Community Schools, School Building and Site GO, 4.00%, 5/1/2038	25	27
State of Michigan, Environmental Program
Series 2016A, GO, 5.00%, 12/1/2023	20	23
Series A, GO, 5.00%, 12/1/2028	4,300	5,143
Utica Community Schools, Building and Site GO, Q-SBLF, 5.00%, 5/1/2028	25	33
Warren Consolidated Schools, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2034	25	29
Waterford School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2032	40	45
West Ottawa Public Schools, School Building and Site Series 2014-1, GO, 5.00%, 5/1/2022	75	82

		23,202

Hospital — 0.3%
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series C, Rev., 3.75%, 5/15/2026(d)	21,000	23,972
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2020	15	15
Rev., 5.00%, 11/15/2023	510	572
Michigan Finance Authority, Trinity Health Credit Group
Series 2015MI, Rev., 5.00%, 12/1/2020	125	128
Series 2017MI, Rev., 5.00%, 12/1/2027	50	61
Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	152
Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	154
Series 2016MI, Rev., 5.25%, 12/1/2041	475	548
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	50	59

		25,661

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation Series BB, Rev., AMBAC, 7.00%, 5/1/2021	1,170	1,239

Other Revenue — 0.1%
Macomb Interceptor Drain Drainage District, Limited Tax GTD, 5.00%, 5/1/2028	85	112
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2020	200	200
Rev., 4.00%, 11/15/2021	175	175
Rev., 4.00%, 11/15/2022	185	185
Rev., 4.00%, 11/15/2023	185	184
Rev., 4.00%, 11/15/2024	585	581
Rev., 5.00%, 11/15/2029	1,700	1,775

		3,212

Prerefunded — 0.1%
Hudsonville Public Schools, School Building and Site GO, Q-SBLF, 5.25%, 5/1/2025(c)	1,250	1,304
Lansing Board of Water and Light, Utility Systems
Series A, Rev., 5.00%, 7/1/2026(c)	1,000	1,052
Series A, Rev., 5.50%, 7/1/2041(c)	1,000	1,058
Michigan Finance Authority, Trinity Health Credit Group Rev., 5.00%, 12/1/2031(c)	1,000	1,071

		4,485

Transportation — 0.1%
Ottawa County Board of County Road Commissioners Rev., 5.00%, 8/1/2025	25	31
State of Michigan, Trunk Line Fund
Rev., 5.00%, 11/15/2025	1,150	1,229
Rev., 5.00%, 11/15/2026	610	651
Rev., 5.00%, 11/15/2027	1,035	1,103
Rev., 5.00%, 11/15/2030	2,185	2,327

		5,341

Water & Sewer — 0.2%
City of Grand Rapids, Sanitary Sewer System
Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.50%, 1/1/2022	2,175	2,302
Rev., 5.00%, 1/1/2023	1,670	1,867
Rev., 5.00%, 1/1/2026	25	31
Rev., 5.00%, 1/1/2027	400	494

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 1/1/2028	325	400
Rev., 5.00%, 1/1/2029	350	431
Rev., 5.00%, 1/1/2032	750	916
Rev., 5.00%, 1/1/2033	1,400	1,704
Rev., 5.00%, 1/1/2036	25	31
Rev., 5.00%, 1/1/2038	35	43
City of Grand Rapids, Sanitary Sewer System Improvement
Rev., 5.00%, 1/1/2031	345	466
Rev., 5.00%, 1/1/2032	400	536
Rev., 5.00%, 1/1/2033	345	459
Rev., 5.00%, 1/1/2035	105	138
Rev., 5.00%, 1/1/2036	160	210
Rev., 4.00%, 1/1/2037	500	609
Rev., 4.00%, 1/1/2038	500	607
Rev., 4.00%, 1/1/2039	700	847
Rev., 4.00%, 1/1/2040	1,000	1,207
Michigan Finance Authority, Detroit Water and Sewerage Department Water Supply System Revenue Refunding Local Project, Senior Lien Series 2014D-4, Rev., 5.00%, 7/1/2034	50	56
North Kent Sewer Authority, Limited Tax of Constituent Municipalities Rev., 4.00%, 11/1/2020	20	20

		13,374

Total Michigan		80,136

Minnesota — 0.7%
Certificate of Participation/Lease — 0.0%(b)
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2023	190	211
Series 2019B, COP, 5.00%, 2/1/2024	215	247
Series 2019B, COP, 5.00%, 2/1/2025	190	225
Series 2019B, COP, 5.00%, 2/1/2026	200	243
Series 2019B, COP, 5.00%, 2/1/2027	185	230
Series 2019B, COP, 5.00%, 2/1/2028	175	223
Lakeville Independent School District No. 194, Lakeville Area Public Schools Series 2020B, COP, 4.00%, 4/1/2026	140	162

		1,541

Education — 0.0%(b)
Minnesota Higher Education Facilities Authority, Carleton College Rev., 5.00%, 3/1/2027	725	920
Minnesota State Colleges And Universities Foundation Series 2013A, Rev., 4.00%, 10/1/2020	25	25

		945

General Obligation — 0.5%
Big Lake Independent School District No. 727 Series 2020A, GO, 4.00%, 2/1/2027	400	484
Cass Lake-Bena Independent School District No. 115, Credit Enhancement Program Series 2019A, GO, 5.00%, 2/1/2027	1,515	1,927
Circle Pines Independent School District No. 12
Series 2015A, GO, Zero Coupon, 2/1/2022	650	647
Series 2015A, GO, Zero Coupon, 2/1/2023	800	792
City of Big Lake, General Improvement Series 2018A, GO, 3.00%, 2/1/2024	140	152
City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	12
City of Brooklyn Park Series 2018A, GO, 5.00%, 2/1/2026	1,005	1,250
City of Hastings Series 2019A, GO, 5.00%, 2/1/2030	70	91
City of Marshall Series B, GO, 5.00%, 2/1/2023	1,170	1,314
City of New Hope, Capital Improvement Plan Series 2017A, GO, 5.00%, 2/1/2026	10	12
City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	30
City of St. Paul, Public Safety Project Series 2017B, GO, 4.00%, 12/1/2022	65	71
Clearbrook-Gonvick Independent School District No. 2311 Series 2019A, GO, 5.00%, 2/1/2024	120	140
County of Clay, Capital Improvement Plan Series 2017B, GO, 5.00%, 2/1/2027	210	267
County of Douglas
Series 2019B, GO, 5.00%, 2/1/2026	390	482
Series 2019B, GO, 5.00%, 2/1/2028	505	658

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Hennepin Series 2017C, GO, 5.00%, 12/1/2023	20	23
County of McLeod
Series 2019A, GO, 5.00%, 2/1/2027	195	249
Series 2019A, GO, 5.00%, 2/1/2028	255	335
Farmington Independent School District No. 192 Series A, GO, 5.00%, 2/1/2025	3,070	3,580
Hutchinson Independent School District No. 423, School Building Series 2016A, GO, 5.00%, 2/1/2026	10	12
Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,766
Kasson and Mantorville Independent School District No. 204, School Building Series A, GO, 5.00%, 2/1/2021	40	41
Mahnomen Independent School District No. 432 Series A, GO, 2.00%, 2/1/2029	25	26
Minneapolis Special School District No. 1, Credit Enhancement Program
Series 2018B, GO, 5.00%, 2/1/2025	2,160	2,604
Series A, GO, 5.00%, 2/1/2025	2,965	3,576
Osseo Independent School District No. 279, MN SD Credit Enhancement Program Series 2016A, GO, 4.00%, 2/1/2026	150	178
Robbinsdale Independent School District No. 281
Series 2019B, GO, 5.00%, 2/1/2024	1,135	1,322
Series 2019B, GO, 5.00%, 2/1/2025	115	138
Series 2019B, GO, 5.00%, 2/1/2028	975	1,266
Spring Lake Park Independent School District No. 16, MN School District Credit Enhancement Program Series 2016A, GO, 4.00%, 2/1/2026	100	118
St. Paul Independent School District No. 625, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2021	25	26
State of Minnesota, Trunk Highway
Series E, GO, 5.00%, 8/1/2020	40	41
Series B, GO, 5.00%, 8/1/2021	25	26
State of Minnesota, Various Purpose
GO, 5.00%, 8/1/2020(c)	175	176
Series 2015D, GO, 5.00%, 8/1/2020	125	126
Series 2013D, GO, 5.00%, 10/1/2021	25	27
Series 2015A, GO, 5.00%, 8/1/2024	2,000	2,386
Series 2017A, GO, 5.00%, 10/1/2029	65	84
Series 2019A, GO, 5.00%, 8/1/2035	30	40

		26,495

Hospital — 0.2%
City of Minneapolis, Health Care System, Fairview Health Services
Series A, Rev., 4.00%, 11/15/2037	6,230	6,534
Series A, Rev., 4.00%, 11/15/2038	750	784
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	2,055
Series A, Rev., 5.00%, 11/15/2049	1,000	1,123

		10,496

Other Revenue — 0.0%(b)
City of Minneapolis, YMCA of the Greater Twin Cities Project Rev., 3.00%, 6/1/2020	35	35

Prerefunded — 0.0%(b)
Western Minnesota Municipal Power Agency, Power Supply Series 2014A, Rev., 5.00%, 1/1/2046(c)	25	29

Transportation — 0.0%(b)
Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport
Series 2019C, Rev., 5.00%, 1/1/2026	100	120
Series A, Rev., 5.00%, 1/1/2026	25	30
Series A, Rev., 5.00%, 1/1/2027	85	104
Series A, Rev., 5.00%, 1/1/2032	35	41
Series 2019A, Rev., 5.00%, 1/1/2034	50	61

		356

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.0%(b)
Minnesota Municipal Power Agency Series 2014A, Rev., 5.00%, 10/1/2024	10	12

Total Minnesota		39,909

Mississippi — 1.1%
Education — 0.1%
Mississippi Development Bank, Northwest Mississippi Community College Improvement Project
Rev., 4.00%, 3/1/2032	200	238
Rev., 4.00%, 3/1/2033	205	242
Rev., 4.00%, 3/1/2034	230	270
Rev., 4.00%, 3/1/2035	200	233
Rev., 4.00%, 3/1/2036	500	580
Rev., 4.00%, 3/1/2037	730	840
Rev., 4.00%, 3/1/2038	825	946
Rev., 4.00%, 3/1/2039	560	640
Rev., 4.00%, 3/1/2045	2,580	2,890
Mississippi State University Educational Building Corp., Mississippi State Institutions of Higher Learning Series 2017A, Rev., 5.00%, 8/1/2028	25	32
University of Southern Mississippi (The), S.M. Educational Building Corp., Facilities Refinancing Project Rev., 5.00%, 9/1/2023	125	143

		7,054

General Obligation — 0.8%
City of Tupelo
Series 2019, GO, 4.00%, 12/1/2024	165	190
Series 2019, GO, 4.00%, 12/1/2025	150	176
Series 2019, GO, 4.00%, 12/1/2027	475	580
Series 2019, GO, 4.00%, 12/1/2030	545	664
Oxford School District GO, 4.00%, 5/1/2022	10	11
State of Mississippi
Series A, GO, 5.00%, 11/1/2030	1,250	1,564
Series A, GO, 5.00%, 11/1/2031	2,750	3,426
Series 2019B, GO, 5.00%, 10/1/2033	30	40
Series A, GO, 5.00%, 11/1/2034	7,595	9,356
Series A, GO, 4.00%, 11/1/2036	5,030	5,745
Series A, GO, 4.00%, 11/1/2038	21,155	24,027

		45,779

Hospital — 0.1%
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care Corp. Series 2020A-2, Rev., 1.98%, 9/1/2020(d)	4,500	4,500

Other Revenue — 0.1%
Mississippi Development Bank
Series 2010C, Rev., 5.00%, 8/1/2021	25	25
Rev., 5.00%, 8/1/2025	35	41
Rev., 5.00%, 1/1/2026	35	42
Rev., 3.50%, 6/1/2042	450	488
Mississippi Development Bank, Mississippi General Obligation Bond Project Rev., 4.00%, 3/1/2025	100	113
Mississippi Development Bank, Rankin County Project Rev., 5.00%, 3/1/2023	30	34
State of Mississippi
Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,158
Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,748

		3,649

Utility — 0.0%(b)
Mississippi Development Bank, Rankin County, Mississippi General Obligation Bond Project
Rev., 5.00%, 8/1/2030	500	665
Rev., 5.00%, 8/1/2031	300	397
Rev., 5.00%, 8/1/2032	350	459
Rev., 5.00%, 8/1/2033	300	391
Rev., 5.00%, 8/1/2034	350	454

		2,366

Total Mississippi		63,348

Missouri — 2.0%
Certificate of Participation/Lease — 0.0%(b)
City of Gladstone Series A, COP, 3.00%, 12/1/2025	5	5
County of Cole, Jail Project COP, 3.00%, 12/1/2021	50	53
St. Charles County Public Water Supply District No. 2 COP, 5.00%, 12/1/2026	15	18

		76

Education — 0.4%
City of Springfield, College Station Garage Project Rev., 3.00%, 11/1/2020	10	10

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	561
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	972
The Curators of the University of Missouri System Facilities Series 2020B, Rev., 5.00%, 11/1/2030	14,515	20,043

		21,586

General Obligation — 0.0%(b)
City of Kansas, Improvement and Refunding Series A, GO, 5.00%, 2/1/2023	620	640
Columbia School District Series 2019, GO, 4.00%, 3/1/2030	1,595	1,917
Fort Zumwalt School District, Refunding and Improvement GO, 5.00%, 3/1/2036	40	49
Jefferson City School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2025	35	42
Pattonville-Bridgeton Terrace Fire Protection District of St. Louis County GO, 4.00%, 11/1/2025	25	29

		2,677

Hospital — 0.1%
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	240
Health and Educational Facilities Authority of the State of Missouri, Coxhealth
Series 2019A, Rev., 5.00%, 11/15/2032	135	164
Series 2019A, Rev., 5.00%, 11/15/2038	250	298
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Rev., 3.00%, 11/15/2020	10	10
Series 2018A, Rev., 5.00%, 6/1/2027	100	123
Health and Educational Facilities Authority of the State of Missouri, SSM Healthcare Series 2014A, Rev., 4.00%, 6/1/2023	100	108
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2022	540	578
Rev., 5.00%, 9/1/2024	300	337
Rev., 5.00%, 9/1/2025	315	361
Rev., 5.00%, 9/1/2026	620	722
Rev., 5.00%, 9/1/2029	1,420	1,719

		4,660

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Missouri State Environmental Improvement and Energy Resources Authority, State Revolving Funds Program
Series 2010B, Rev., 5.00%, 7/1/2022	3,645	3,748
Series B, Rev., 5.00%, 7/1/2030	65	67
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, State Revolving Funds Program Series 2004A, Rev., 4.00%, 7/1/2021	25	26

		3,841

Other Revenue — 0.0%(b)
City of Kansas City, Downtown Arena Project, Special Obligation Improvement and Refunding Series E, Rev., 5.00%, 4/1/2028	90	106
City of Kansas City, Missouri Projects, Special Obligation Series A, Rev., 5.00%, 10/1/2020	45	46
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2020	20	20
County of Jackson, Refunding and Improvement Rev., 4.00%, 12/1/2023	25	28
County of Jackson, RIRR Right of Way Project Rev., 5.00%, 12/1/2020	30	31
Missouri State Board of Public Buildings Series 2018A, Rev., 5.00%, 4/1/2027	25	31

		262

Prerefunded — 0.0%(b)
Missouri State Environmental Improvement and Energy Resources Authority, State Revolving Funds Program Series B, Rev., 5.00%, 7/1/2030(c)	1,985	2,038

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 1.0%
Kansas City Industrial Development Authority, Kansas City International Airport Terminal Modernization Project
Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,504
Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,686
Series 2019C, Rev., 5.00%, 3/1/2033	2,485	2,999
Missouri Highways and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	25,750	32,173
Missouri Highways and Transportation Commission, Senior Lien Series C, Rev., 5.00%, 2/1/2022	16,815	18,164

		57,526

Utility — 0.0%(b)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Project Rev., AGM, 5.25%, 7/1/2026	75	95
City of Springfield, Public Utility Rev., 5.00%, 8/1/2020	45	45

		140

Water & Sewer — 0.4%
City of Kansas City, Sanitary Sewer System Improvement Series 2012A, Rev., 4.00%, 1/1/2023	40	42
City of Kansas, Sanitary Sewer System Series A, Rev., 5.00%, 1/1/2026	3,140	3,227
Metropolitan St. Louis Sewer District Wastewater System Improvement
Series 2017A, Rev., 5.00%, 5/1/2029	6,765	8,692
Series 2015B, Rev., 5.00%, 5/1/2031	530	639
Series B, Rev., 5.00%, 5/1/2032	1,900	2,282
Series B, Rev., 5.00%, 5/1/2033	4,430	5,305
Series B, Rev., 5.00%, 5/1/2034	2,000	2,392
Series B, Rev., 5.00%, 5/1/2035	2,125	2,537

		25,116

Total Missouri		117,922

Montana — 0.6%
Education — 0.0%(b)
Montana State Board of Regents, Montana State University Series 2019B, Rev., 5.00%, 11/15/2028	55	72
Montana State Board of Regents, Montana State University Facilities Improvement Series 2013A, Rev., 4.00%, 11/15/2020	125	127

		199

General Obligation — 0.1%
County of Gallatin GO, 5.00%, 7/1/2025	1,050	1,285
Gallatin County School District No. 44 Belgrade, School Building
Series 2019, GO, 5.00%, 6/1/2027	205	262
Series 2019, GO, 5.00%, 6/1/2028	250	327
Series 2019, GO, 4.00%, 6/1/2029	290	362
Series 2019, GO, 4.00%, 6/1/2030	230	284
Series 2019, GO, 4.00%, 6/1/2031	370	453
Series 2019, GO, 4.00%, 6/1/2032	255	308
Series 2019, GO, 4.00%, 6/1/2033	155	186
Series 2019, GO, 4.00%, 6/1/2034	175	209
Series 2019, GO, 4.00%, 6/1/2035	270	321
Series 2019, GO, 4.00%, 6/1/2036	300	354
Series 2019, GO, 4.00%, 6/1/2037	410	482
Series 2019, GO, 4.00%, 6/1/2038	375	439
Series 2019, GO, 4.00%, 6/1/2039	385	449
State of Montana, Long-Range Building Program GO, 5.00%, 8/1/2020	10	10

		5,731

Hospital — 0.2%
Montana Facility Finance Authority, SCL Health System
Series A, Rev., 4.00%, 1/1/2035	4,000	4,501
Series A, Rev., 4.00%, 1/1/2036	3,000	3,351
Series A, Rev., 4.00%, 1/1/2037	3,000	3,329
Series A, Rev., 4.00%, 1/1/2038	960	1,059

		12,240

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.3%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2026	300	377
Series 2019A, Rev., 5.00%, 7/1/2027	535	688
Series 2019A, Rev., 5.00%, 7/1/2028	480	634
Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,314
Series 2019A, Rev., 5.00%, 7/1/2030	690	901
Series 2019A, Rev., 5.00%, 7/1/2031	870	1,125
Series 2019A, Rev., 5.00%, 7/1/2032	720	924
Series 2019A, Rev., 5.00%, 7/1/2033	565	721
Series 2019A, Rev., 5.00%, 7/1/2034	545	694
Series 2019A, Rev., 5.00%, 7/1/2035	550	697
Series 2019A, Rev., 5.00%, 7/1/2036	800	1,010
Series 2019A, Rev., 5.00%, 7/1/2038	850	1,066
Series 2019A, Rev., 5.00%, 7/1/2039	840	1,051
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	3,929

		15,131

Total Montana		33,301

Nebraska — 1.1%
Education — 0.0%(b)
University of Nebraska, Lincoln Parking Project Rev., 5.00%, 6/1/2020(c)	10	10

General Obligation — 0.6%
City of Omaha
GO, 5.00%, 4/15/2029	605	819
GO, 5.00%, 4/15/2030	575	775
City of Omaha, Various Purpose GO, 4.00%, 4/15/2034	75	90
County of Cherry, Limited Tax GO, 3.00%, 12/15/2023	15	16
Douglas County School District, Elkhorn Public Schools
Series 2019, GO, 5.00%, 12/15/2022	135	151
Series 2019, GO, 5.00%, 12/15/2024	150	180
Series 2019, GO, 5.00%, 12/15/2025	160	197
Series 2019, GO, 5.00%, 12/15/2026	400	504
Series 2019, GO, 5.00%, 12/15/2027	175	227
Series 2019, GO, 5.00%, 12/15/2028	180	239
Series 2019, GO, 5.00%, 12/15/2029	250	339
Series 2019, GO, 5.00%, 12/15/2030	450	609
Series 2019, GO, 5.00%, 12/15/2031	325	436
Series 2019, GO, 4.00%, 12/15/2032	165	200
Series 2019, GO, 4.00%, 12/15/2033	185	222
Series 2019, GO, 4.00%, 12/15/2034	350	417
Series 2019, GO, 4.00%, 12/15/2035	350	416
Douglas County, Omaha School District No. 001
GO, 4.00%, 12/15/2041	10,000	11,649
GO, 4.00%, 12/15/2042	10,000	11,625
Lancaster County School District No.1, Lincoln Public Schools Series 2017, GO, 5.00%, 1/15/2026	1,675	2,077

		31,188

Hospital — 0.2%
Douglas County Hospital Authority No. 2, Children’s Hospital and Medical Center
Series 2020A, Rev., 5.00%, 11/15/2021	125	132
Series 2020A, Rev., 5.00%, 11/15/2022	135	148
Series 2020A, Rev., 5.00%, 11/15/2023	110	124
Series 2020A, Rev., 5.00%, 11/15/2024	100	116
Series 2020A, Rev., 5.00%, 11/15/2025	175	207
Series 2020B, Rev., 5.00%, 11/15/2025(d)	1,440	1,684
Series 2020A, Rev., 5.00%, 11/15/2026	400	480
Series 2020A, Rev., 5.00%, 11/15/2027	400	487
Series 2020A, Rev., 5.00%, 11/15/2028	500	617
Series 2020A, Rev., 5.00%, 11/15/2029	285	356
Series 2020A, Rev., 5.00%, 11/15/2030	225	285
Series 2020A, Rev., 5.00%, 11/15/2031	275	344
Series 2020A, Rev., 5.00%, 11/15/2033	625	767
Series 2020A, Rev., 5.00%, 11/15/2034	600	734

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, Rev., 4.00%, 11/15/2035	550	618
Series 2020A, Rev., 4.00%, 11/15/2036	425	476
Series 2020A, Rev., 4.00%, 11/15/2037	525	585
Series 2020A, Rev., 4.00%, 11/15/2038	600	666
Series 2020A, Rev., 4.00%, 11/15/2039	600	664
Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine Obligated Group
Rev., 5.00%, 5/15/2023	75	84
Rev., 5.00%, 5/15/2031	25	30
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2033	150	169
Series 2019A, Rev., 4.00%, 1/1/2035	1,000	1,106
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,376
Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,426

		13,681

Other Revenue — 0.0%(b)
Omaha Public Facilities Corp., Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25	27

Utility — 0.3%
Central Plains Energy Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2042	1,500	1,956
Central Plains Energy Project, Gas Project No. 3 Rev., 5.25%, 9/1/2037	100	108
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024(d)	9,000	9,994
City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	187
City of Lincoln, Electric System
Series 2020A, Rev., 5.00%, 9/1/2025	40	49
Series 2020A, Rev., 5.00%, 9/1/2033	30	40
Rev., 5.00%, 9/1/2034	280	346
Omaha Public Power District, Electric System Series 2019A, Rev., 5.00%, 2/1/2031	35	46
Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,581
Series A, Rev., 5.00%, 2/1/2036	1,750	2,205
Series A, Rev., 5.00%, 2/1/2037	2,000	2,511
Public Power Generation Agency, Whelan Energy Center Unit 2 Series A, Rev., 5.00%, 1/1/2034	500	610

		19,633

Water & Sewer — 0.0%(b)
City of Lincoln Rev., 5.00%, 8/15/2028	105	140
City of Omaha, Sewer Rev., 5.00%, 11/15/2031	1,825	2,152

		2,292

Total Nebraska		66,831

Nevada — 0.6%
General Obligation — 0.6%
City of Henderson, Unlimited Tax Series 2011C, GO, 4.00%, 6/1/2021	25	26
Clark County
GO, 5.00%, 6/1/2020	75	75
Series B, GO, 5.00%, 11/1/2027	15,030	18,817
Clark County School District Series A, GO, 5.00%, 6/15/2026	2,080	2,522
Clark County School District, Limited Tax
Series 2015B, GO, 5.00%, 6/15/2020	165	165
Series 2017A, GO, 5.00%, 6/15/2020	50	50
Clark County Water Reclamation District, Limited Tax GO, 5.00%, 7/1/2020	805	808
Clark County, Flood Control GO, 5.00%, 11/1/2024	200	239
Clark County, Limited Tax, Detention Center GO, 5.00%, 6/1/2020	185	185
Clark County, Limited Tax, Las Vegas Convention and Visitors Authority Series 2015A, GO, 4.00%, 7/1/2033	75	84
Clark County, Limited Tax, Stadium Improvement Series 2018A, GO, 5.00%, 6/1/2029	200	258
Clark County, Limited Tax, Transportation Improvement Series 2018B, GO, 5.00%, 12/1/2024	40	48

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Clark County, Stadium Improvement
Series A, GO, 5.00%, 6/1/2026	1,985	2,461
Series A, GO, 5.00%, 6/1/2027	1,225	1,554
Series A, GO, 5.00%, 6/1/2028	1,165	1,514
Series A, GO, 5.00%, 6/1/2030	4,030	5,163
Las Vegas Valley Water District, Limited Tax
Series 2017B, GO, 5.00%, 6/1/2023	50	58
Series C, GO, 5.00%, 9/15/2023	30	34
Series B, GO, 5.00%, 12/1/2023	45	52
Series 2019A, GO, 5.00%, 6/1/2030	40	53
State of Nevada, Capital Improvement Series 2015D, GO, 5.00%, 4/1/2023	25	28
Washoe County School District, Limited Tax, School Improvement Series 2020A, GO, 4.00%, 10/1/2035	45	53

		34,247

Other Revenue — 0.0%(b)
County of Washoe, Fuel Tax
Rev., 5.00%, 2/1/2036	80	100
Rev., 5.00%, 2/1/2042	150	179

		279

Transportation — 0.0%(b)
Clark County, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019A, Rev., 5.00%, 7/1/2026	110	131
Clark County, Las Vegas-McCarran International Airport Passenger Facility Charge
Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	228
Series 2015C, Rev., 5.00%, 7/1/2027	195	236
State of Nevada Highway Improvement Rev., 5.00%, 12/1/2031	25	31

		626

Total Nevada		35,152

New Hampshire — 0.0%(b)
Other Revenue — 0.0%(b)
New Hampshire Municipal Bond Bank Series 2017B, Rev., 5.00%, 8/15/2023	20	23

New Jersey — 1.9%
Education — 0.4%
New Jersey Economic Development Authority, School Facilities Construction
Series XX, Rev., 5.00%, 6/15/2021	9,500	9,654
Series LLL, Rev., 5.00%, 6/15/2028	2,750	2,990
Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,153
Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,060
Series 2019-LLL, Rev., 5.00%, 6/15/2035	2,000	2,107
Series EEE, Rev., 5.00%, 6/15/2043	2,000	2,064
New Jersey Educational Facilities Authority, Green Bonds
Series 2020A, Rev., 5.00%, 7/1/2032	420	495
Series 2020A, Rev., 5.00%, 7/1/2033	330	386
Series 2020A, Rev., 5.00%, 7/1/2034	265	309
Series 2020A, Rev., 5.00%, 7/1/2035	570	662
Series 2020A, Rev., 5.00%, 7/1/2036	1,095	1,266
New Jersey Educational Facilities Authority, Princeton University
Series 2017B, Rev., 5.00%, 7/1/2020	15	15
Series 2017 I, Rev., 5.00%, 7/1/2031	40	51
Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	121

		23,333

General Obligation — 0.0%(b)
Bernards Township School District, School Building GO, 4.00%, 7/15/2024	775	861
Borough of South Bound Brook, General Improvement GO, 3.00%, 8/15/2021	25	26
Burlington Township Board of Education, School Building GO, 1.25%, 7/15/2020	100	100
Chathams District Board of Education Series B, GO, 5.00%, 1/15/2023	25	28
City of Hackensack, General Improvement Series 2018A, GO, 5.00%, 4/1/2021	50	52

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Jersey City
GO, AGM, 4.00%, 2/15/2023	200	219
Series 2017A, GO, 5.00%, 11/1/2026	85	107
County of Middlesex, Community College Board GO, 3.00%, 6/1/2022	65	69
County of Middlesex, General Improvement GO, 4.00%, 1/15/2024	25	28
County of Monmouth, Refunding and General Improvement GO, 4.00%, 1/15/2022	25	27
County of Monmouth, Various Purpose GO, 4.00%, 3/1/2022	50	53
County of Ocean, General Improvement GO, 4.00%, 9/1/2023	75	84
Freehold Township Board of Education, School Bonds GO, 4.00%, 7/15/2025	85	99
Monroe Township Commissioners Fire District No. 3 GO, 5.00%, 10/15/2022	25	28
South Harrison Township School District GO, 4.00%, 1/15/2030	550	618
State of New Jersey Series 2016T, GO, 5.00%, 6/1/2020	25	25
Toms River Board of Education, Regional School District GO, 2.00%, 7/15/2020	30	30
Township of Cherry Hill, General Improvement and Sewer Utility GO, NATL-RE, 5.00%, 7/15/2020	10	10
Township of Harrison GO, 4.00%, 8/1/2023	25	28
Township of Hazlet GO, 4.00%, 8/1/2023	25	28
Township of Montclair, General Improvement Series 2017A, GO, 4.00%, 3/1/2024	35	40
Township of Moorestown, General Improvement and Water-Sewer Utility GO, 5.00%, 2/1/2028	30	39
Township of Mount Laurel GO, 4.00%, 4/15/2023	25	28
Township of Raritan, General Improvement GO, 3.00%, 2/15/2022	25	26
Wayne Township School District GO, 4.00%, 7/15/2020	25	25

		2,678

Hospital — 0.0%(b)
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Series 2017A, Rev., 3.00%, 7/1/2020	205	205
New Jersey Health Care Facilities Financing Authority, Virtua Health, Inc. Rev., 4.00%, 7/1/2020	30	30

		235

Other Revenue — 0.6%
Bergen County Improvement Authority (The), Guaranteed Governmental Loan
Rev., GTD, 5.00%, 8/15/2020	10	10
Series 2014B, Rev., GTD, 5.00%, 2/15/2021	30	31
Rev., GTD, 5.00%, 8/15/2034	50	64
Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2030	950	1,226
Camden County Improvement Authority (The), Guaranteed Loan, Capital Program Rev., GTD, 5.00%, 1/15/2023	100	112
Garden State Preservation Trust Series A, Rev., 5.00%, 11/1/2020	45	45
Middlesex County Improvement Authority, New Brunswick Cultural Center Project Rev., GTD, 5.00%, 7/1/2023	50	57
Monmouth County Improvement Authority (The), Pooled Loan
Rev., GTD, 5.00%, 12/1/2021	20	21
Series 2013A, Rev., GTD, 5.00%, 8/1/2023	55	64
Rev., GTD, 4.00%, 12/1/2024	35	40
Series 2019A, Rev., 4.00%, 8/1/2035	25	30
Morris County Improvement Authority Rev., GTD, 5.00%, 5/1/2023	25	28
New Jersey Infrastructure Bank Series 2012A-R, Rev., 4.00%, 9/1/2022	25	27
New Jersey Infrastructure Bank, Environmental Infrastructure Series 2007-C, Rev., 5.00%, 9/1/2021	25	27
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2021	5,000	5,185
Series A, Rev., 5.00%, 6/1/2022	3,000	3,217

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., 5.00%, 6/1/2023	3,000	3,316
Series A, Rev., 5.00%, 6/1/2024	3,645	4,139
Series A, Rev., 5.00%, 6/1/2025	3,500	4,071
Series A, Rev., 5.00%, 6/1/2026	3,500	4,154
Series A, Rev., 5.00%, 6/1/2028	3,000	3,696
Series A, Rev., 5.00%, 6/1/2029	4,500	5,507
Series A, Rev., 4.00%, 6/1/2037	1,000	1,086

		36,153

Transportation — 0.9%
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,405
Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,033
New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,135
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2024	10,880	11,760
Series A, Rev., 5.00%, 6/15/2029	10,000	10,808
Series A, Rev., 5.00%, 6/15/2030	6,850	7,365
Series A, Rev., 5.00%, 6/15/2031	5,000	5,351
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2013AA, Rev., 5.00%, 6/15/2020	10	10
Series AA, Rev., 5.00%, 6/15/2036	5,000	5,090
New Jersey Transportation Trust Fund Authority, Transportation System Rev., AMBAC, 4.38%, 12/15/2020	35	35
Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,214
Series 2012A, Rev., 5.00%, 6/15/2042	500	505

		52,711

Water & Sewer — 0.0%(b)
Passaic Valley Water Commission, Water Supply System Rev., AGM, 5.00%, 12/15/2021	25	27

Total New Jersey		115,137

New Mexico — 0.4%
Education — 0.0%(b)
University of New Mexico (The), Subordinated Lien System Improvement
Series 2016A, Rev., 5.00%, 6/1/2020	10	10
Series 2016A, Rev., 5.00%, 6/1/2022	65	71
Series 2014C, Rev., 5.00%, 6/1/2028	50	58

		139

General Obligation — 0.1%
Albuquerque Municipal School District No. 12, School Building
GO, 5.00%, 8/1/2030	800	1,043
GO, 5.00%, 8/1/2031	850	1,101
GO, 5.00%, 8/1/2032	1,050	1,350
GO, 5.00%, 8/1/2033	1,385	1,771
GO, 5.00%, 8/1/2035	1,980	2,514
Central New Mexico Community College, Limited Tax
GO, 3.00%, 8/15/2020	15	15
GO, 5.00%, 8/15/2022	40	44
Santa Fe Public School District GO, 5.00%, 8/1/2021	45	47
State of New Mexico, Capital Projects Series 2017A, GO, 5.00%, 3/1/2026	150	186

		8,071

Other Revenue — 0.0%(b)
Baltimore County Series B, Rev., NATL-RE-IBC, 5.70%, 4/1/2027	1,010	1,236
City of Santa Fe, Gasoline Tax Subordinate Lien, Gross Receipts Rev., 5.00%, 6/1/2028	175	230
City of Santa Fe, Gross Receipts Senior Loan Series 2018A, Rev., 5.00%, 6/1/2021	60	63
City of Santa Fe, Senior Lien Rev., 5.00%, 6/1/2032	30	38
New Mexico Finance Authority, Senior Lien Public Project Revolving Funds Rev., 4.00%, 6/15/2020	460	461
Series 2015B, Rev., 5.00%, 6/1/2021	25	26
Series 2010-B, Rev., 5.00%, 6/15/2021	75	79

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Mexico Finance Authority, Subordinate Lien Public Project
Series 2018C-1, Rev., 5.00%, 6/15/2020	100	100
Series 2019C-1, Rev., 4.00%, 6/15/2035	25	30
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Funds
Series 2018C-1, Rev., 5.00%, 6/15/2023	25	29
Series 2019C-1, Rev., 5.00%, 6/15/2029	100	133
State of New Mexico, Severance Tax Permanent Fund
Series 2010A, Rev., 5.00%, 7/1/2020	160	161
Series 2012A, Rev., 5.00%, 7/1/2020	45	45
Series 2016B, Rev., 4.00%, 7/1/2023	125	139
Series 2017A, Rev., 5.00%, 7/1/2024	180	212

		2,982

Transportation — 0.3%
New Mexico Finance Authority, State Transportation Commission Subordinate Lien
Series 2014A, Rev., 5.00%, 6/15/2020	50	50
Series 2018A, Rev., 5.00%, 6/15/2023	145	165
New Mexico Finance Authority, State Transportation, Senior Lien Series 2010B, Rev., 5.00%, 6/15/2020	10,000	10,018
New Mexico Finance Authority, State Transportation, Subordinate Lien Series A-2, Rev., 5.00%, 12/15/2021	115	118

		10,351

Water & Sewer — 0.0%(b)
City of Rio Rancho, Water and Wastewater System Rev., 5.00%, 5/15/2022	55	60
City of Santa Fe, Wastewater Utility System, Climate Bond Certified-Green Bonds Rev., 5.00%, 6/1/2024	45	53
City of Santa Fe, Water Utility System Rev., 4.00%, 6/1/2031	50	58

		171

Total New Mexico		21,714

New York — 12.2%
Education — 1.2%
Dutchess County Local Development Corp., Marist College Project Series 2012A, Rev., 5.00%, 7/1/2020	15	15
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Series 2016A, Rev., 5.00%, 5/1/2022	35	38
Series 2011A, Rev., 5.00%, 5/1/2023	50	52
Series 2013A, Rev., 5.00%, 5/1/2024	25	28
Series 2013A, Rev., 5.00%, 5/1/2027	65	74
Geneva Development Corp., Hobart and William Smith Colleges Rev., 5.00%, 9/1/2020	10	10
Monroe County Industrial Development Corp., School Facilities, Rochester Schools Modernization Project
Rev., 5.00%, 5/1/2022	155	168
Rev., 5.00%, 5/1/2023	410	462
Rev., 5.00%, 5/1/2026	35	43
Rev., 5.00%, 5/1/2029	25	32
Monroe County Industrial Development Corp., University of Rochester
Series 2011A, Rev., 5.00%, 7/1/2021	55	58
Series A, Rev., 5.00%, 7/1/2030	620	765
New York State Dormitory Authority
Series 2012A, Rev., 5.00%, 7/1/2020	10	10
Series 2013A, Rev., 5.00%, 7/1/2020	45	45
Series 2017A, Rev., 5.00%, 7/1/2021	150	158
Series 2019A, Rev., 5.00%, 7/1/2024	130	153
Series 2015A, Rev., 5.00%, 7/1/2026	90	110
Series 2019A, Rev., 5.00%, 7/1/2030	4,075	5,418
Series 2017A, Rev., 4.00%, 7/1/2035	25	29
Series 2017A, Rev., 4.00%, 7/1/2036	75	85
Series 2019A, Rev., 5.00%, 7/1/2036	45	57
Series 2017A, Rev., 4.00%, 7/1/2037	45	51
Series 2017A, Rev., 5.00%, 7/1/2037	230	271
Series 2018C, Rev., 5.00%, 3/15/2038	1,000	1,222

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019A, Rev., 5.00%, 7/1/2039	25	32
Series 2017A, Rev., 5.00%, 7/1/2042	25	29
Series 2019A, Rev., 4.00%, 7/1/2045	18,000	20,689
New York State Dormitory Authority, Columbia University
Series 2016A-2, Rev., 5.00%, 10/1/2024	15	18
Series 2015A, Rev., 5.00%, 10/1/2025	70	87
Series 2016A-1, Rev., 5.00%, 10/1/2026	70	89
Series 2017B, Rev., 5.00%, 10/1/2026	30	38
New York State Dormitory Authority, Cornell University
Series 2019A, Rev., 5.00%, 7/1/2025	65	80
Series 2019A, Rev., 5.00%, 7/1/2029	25	34
Series 2020A-2, Rev., 5.00%, 7/1/2031	1,750	2,412
New York State Dormitory Authority, Fifth General Resolution
Series 2005A, Rev., NATL-RE, 5.50%, 7/1/2020	300	301
Series 2005A, Rev., NATL-RE, 5.50%, 7/1/2021	55	58
New York State Dormitory Authority, Master Boces Program
Rev., 4.00%, 8/15/2020	200	202
Series 2014B, Rev., 5.00%, 8/15/2020	25	25
New York State Dormitory Authority, Municipal Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	4,245
New York State Dormitory Authority, New York University
Series 2016A, Rev., 5.00%, 7/1/2024	50	59
Series 2016A, Rev., 5.00%, 7/1/2027	60	74
Series 2016A, Rev., 5.00%, 7/1/2039	140	166
Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,863
New York State Dormitory Authority, Pratt Institute Rev., 5.00%, 7/1/2020	250	251
New York State Dormitory Authority, School District Financing Program
Series 2011B, Rev., AGC, 4.00%, 10/1/2020	10	10
Series 2014A, Rev., AGM, 5.00%, 10/1/2020	35	36
Series B, Rev., 5.00%, 10/1/2024	2,000	2,211
New York State Dormitory Authority, School Districts Bond Financing Program
Series 2018A, Rev., 5.00%, 10/1/2026	285	351
Series 2019A, Rev., 5.00%, 4/1/2028	80	99
Series 2018A, Rev., 5.00%, 10/1/2030	25	30
Series 2018A, Rev., 5.00%, 10/1/2031	75	91
New York State Dormitory Authority, St. John’s University Series 2007C, Rev., NATL-RE, 5.25%, 7/1/2020	2,370	2,378
New York State Dormitory Authority, State University Dormitory Facilities
Series A, Rev., 5.00%, 7/1/2028	2,720	3,429
Series A, Rev., 5.00%, 7/1/2029	2,100	2,651
Series 2017A, Rev., 5.00%, 7/1/2030	750	912
Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,836
Series 2018A, Rev., 5.00%, 7/1/2031	4,430	5,696
Series A, Rev., 5.00%, 7/1/2032	3,130	3,994
New York State Dormitory Authority, Third General Resolution, State University Educational Facilities
Series 2012A, Rev., 5.00%, 5/15/2022	50	55
Series 2012A, Rev., 5.00%, 5/15/2023	675	730
Series A, Rev., 5.00%, 5/15/2025	2,000	2,156
Series A, Rev., 5.00%, 5/15/2028	2,000	2,153
New York State Dormitory Authority, Vassar College Rev., 5.00%, 7/1/2049	350	351
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	160	161
Tompkins County Industrial Development Agency, Civic Facility Cornell University Project Series 2008A, Rev., 5.00%, 7/1/2030	30	30

		72,466

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.8%
Albany County, Various Purpose GO, 5.00%, 4/1/2022	40	43
Bedford Central School District, Boces Project Bonds GO, 4.00%, 7/1/2032	45	57
Bronxville Union Free School District GO, 5.00%, 3/1/2029	25	34
Chatham Central School District Series 2019B, GO, 5.00%, 6/15/2020	10	10
City of New York
Subseries 2010H-2, GO, 5.00%, 6/1/2020	10	10
Series D, GO, 5.00%, 8/1/2020	30	30
Series I, GO, 5.00%, 8/1/2020	250	252
Series B, GO, 4.00%, 8/1/2022	25	27
Series 2013J, GO, 5.00%, 8/1/2022	95	105
Series 2017B-1, GO, 5.00%, 12/1/2022	30	33
Series 1, GO, 5.00%, 8/1/2023	20	23
Series A, GO, 5.00%, 8/1/2023	20	23
Series C, GO, 5.00%, 8/1/2023	360	410
Series D, GO, 5.00%, 8/1/2023	100	114
Series H, GO, 5.00%, 8/1/2023	150	171
Series C, GO, 5.00%, 8/1/2024	20	24
Series C, GO, 4.00%, 8/1/2025	20	23
Series E, GO, 5.00%, 8/1/2027	310	379
Series H, GO, 5.00%, 8/1/2029	200	224
City of New York, Fiscal Year 2006 Series H, Subseries 2006H-A, GO, 4.00%, 1/1/2023	20	22
City of New York, Fiscal Year 2011 Subseries 2011F-3, GO, 5.00%, 12/1/2023	100	115
City of New York, Fiscal Year 2013 Series 2013J, GO, 5.00%, 8/1/2023	55	63
City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	10,897
City of New York, Fiscal Year 2015
Series 2015C, GO, 5.00%, 8/1/2023	140	160
Series 2015B, GO, 5.00%, 8/1/2025	500	581
City of New York, Fiscal Year 2016 Series E, GO, 5.00%, 8/1/2023	75	86
City of New York, Fiscal Year 2018
Subseries B-5, GO, VRDO, LIQ: Barclays Bank plc, 0.06%, 6/1/2020(d)	20,000	20,000
Series 2018A, GO, 5.00%, 8/1/2020	10	10
Series C, GO, 5.00%, 8/1/2022	95	106
Series A, GO, 4.00%, 8/1/2023	50	55
Series A, GO, 5.00%, 8/1/2027	35	44
City of New York, Fiscal Year 2019
Series 2019A, GO, 5.00%, 8/1/2024	20	24
Series D, Subseries 2019-D1, GO, 5.00%, 12/1/2034	500	622
City of New York, Fiscal Year 2020
Series B, Subseries B-1, GO, 5.00%, 10/1/2033	25	32
Series B, Subseries B-1, GO, 5.00%, 10/1/2039	90	112
Series 2020D-1, GO, 5.00%, 3/1/2040	620	776
Series 2020D-1, GO, 4.00%, 3/1/2050	875	984
City of New York, Unrefunded Balance Series 2003F, GO, 6.00%, 1/15/2021	3,665	3,681
City of Rochester
Series II, GO, 4.00%, 8/1/2020	30	30
Series I, GO, 5.00%, 8/1/2020	60	61
County of Erie, Public Improvement Series 2018A, GO, 5.00%, 9/15/2020	50	51
County of Livingston, Public Improvement GO, 4.00%, 5/15/2021	20	21
County of Monroe GO, AGM, 5.00%, 6/1/2024	25	29
County of Onondaga GO, 4.00%, 5/1/2022	100	107
County of Rensselaer, Public Improvement GO, 5.00%, 9/1/2020	15	15
County of Suffolk
Series 2017D, GO, 4.00%, 10/15/2020	50	50
Series 2015B, GO, AGM, 5.00%, 10/1/2023	50	56
Series 2015C, GO, 5.00%, 5/1/2025	10	11
Series 2017D, GO, 5.00%, 10/15/2026	105	126

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Westchester
Series 2019A, GO, 5.00%, 1/15/2021	100	104
Series 2016A, GO, 5.00%, 1/1/2022	15	16
Series 2019F, GO, 5.00%, 12/15/2025	30	37
Evans-Brant Central School District GO, AGM, 5.00%, 6/15/2020	30	30
Greece Central School District GO, 2.00%, 6/15/2020	200	200
Hauppauge Union Free School District GO, 5.00%, 7/15/2023	20	23
Honeoye Falls-Lima Central School District GO, 2.00%, 6/15/2020	10	10
Jamestown City School District GO, AGM, 4.00%, 5/15/2022	220	236
Middle Country Central School District at Centereach GO, 4.00%, 8/15/2022	35	38
Ogdensburg Enlarged City School District GO, AGM, 3.00%, 6/15/2020	50	50
Oyster Bay-East Norwich Central School District GO, 5.00%, 9/15/2020	20	20
Port Washington Union Free School District GO, 3.00%, 8/1/2027	70	75
Schuylerville Central School District
GO, 4.00%, 6/15/2020	80	80
GO, 4.00%, 6/15/2021	1,095	1,133
GO, 4.00%, 6/15/2022	665	710
GO, 5.00%, 6/15/2023	165	186
GO, 5.00%, 6/15/2024	1,215	1,424
GO, 5.00%, 6/15/2025	745	898
GO, 5.00%, 6/15/2026	815	1,006
Simi Valley Unified School District GO, 5.00%, 8/1/2020	35	35
South Glens Falls Central School District Series 2019A, GO, BAN, 2.00%, 7/24/2020	100	100
Spencerport Central School District GO, 2.00%, 6/15/2020	250	250
Town of Brookhaven, Public Improvement GO, 4.00%, 7/15/2021	50	52
Town of Patterson, Public Improvement GO, 4.13%, 7/15/2020	10	10
Town of Southeast, Public Improvement Series 2019A, GO, 5.00%, 8/15/2022	45	50
Vestal Central School District GO, 5.00%, 6/15/2021	25	26
Village of Ardsley, Public Improvement Series 2019A, GO, 4.00%, 7/15/2029	80	97
Village of Tarrytown, Public Improvement GO, 3.00%, 6/15/2021	60	62
Wantagh Union Free School District, Nassau County Series 2013A, GO, 5.00%, 9/1/2022	30	33
Washingtonville Central School District Series A, Subseries A-2, GO, 5.00%, 7/15/2020	15	15

		47,925

Hospital — 0.0%(b)
Dutchess County Local Development Corp., Health Quest Systems Series 2014A, Rev., 4.00%, 7/1/2020	15	15
Dutchess County Local Development Corp., Nuvance Health Issue Series 2019B, Rev., 5.00%, 7/1/2020	15	15
New York State Dormitory Authority, Langone Hospital Obligated Group Rev., 5.00%, 7/1/2020	25	25
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group Project Rev., 5.00%, 7/1/2020	50	50

		105

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Monroe County IDA, School Facility, Rochester School Modernization Project
Rev., 5.00%, 5/1/2032	675	814
Rev., 5.00%, 5/1/2033	810	972
New York City Industrial Development Agency, United Jewish Appeal Federation of Jewish Philanthropies of New York, Inc. Project Series 2004B, Rev., 5.00%, 7/1/2034	150	161

		1,947

Other Revenue — 3.0%
Battery Park City Authority, Senior Series 2013A, Rev., 5.00%, 11/1/2021	35	37

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Build NYC Resource Corp., United Jewish Appeal-Federation Philanthropies Project Rev., 4.00%, 7/1/2020	15	15
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2017D, Rev., 5.00%, 9/1/2038	25	31
Hudson Yards Infrastructure Corp., Tax-Exempt, Fiscal Year 2017
Series 2017A, Rev., 5.00%, 2/15/2031	100	122
Series 2017A, Rev., 5.00%, 2/15/2037	50	59
New York City Transitional Finance Authority Building Aid, Fiscal Year 2013 Series 2013S-1, Rev., 5.00%, 7/15/2024	25	27
New York City Transitional Finance Authority Building Aid, Fiscal Year 2015 Series 2015S-2, Rev., 5.00%, 7/15/2040	50	58
New York City Transitional Finance Authority Building Aid, Fiscal Year 2016
Series 2016S-1, Rev., 5.00%, 7/15/2029	30	36
Series 2016S-1, Rev., 4.00%, 7/15/2036	45	50
Series 2016S-1, Rev., 5.00%, 7/15/2043	45	52
New York City Transitional Finance Authority Building Aid, Fiscal Year 2018
Series 2018S-2, Rev., 5.00%, 7/15/2020	10	10
Series 2018S-2, Rev., 5.00%, 7/15/2030	25	31
Series 2018S-2, Rev., 5.00%, 7/15/2031	45	57
Series 2018S-4, Rev., 5.00%, 7/15/2032	25	31
New York City Transitional Finance Authority Building Aid, Fiscal Year 2019
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	32
Series 2019S-2A, Rev., 5.00%, 7/15/2030	125	160
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	221
Series 2019S-1, Rev., 5.00%, 7/15/2043	900	1,091
New York City Transitional Finance Authority, Building Aid Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,694
New York City Transitional Finance Authority, Fiscal Year 2015 Series 2015 S-1, Rev., 5.00%, 7/15/2040	45	52
New York City Transitional Finance Authority, Fiscal Year 2020 Series 2020-I, Rev., 5.00%, 11/1/2022	25	28
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011C, Rev., 5.00%, 11/1/2039	200	203
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012
Series 2012D-1, Rev., 5.00%, 11/1/2032	60	63
Subseries E-1, Rev., 5.00%, 2/1/2035	3,350	3,546
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Series 2013G, Rev., 4.00%, 11/1/2022	25	27
Series B, Rev., 5.00%, 11/1/2026	250	274
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series 2014A-1, Rev., 5.00%, 11/1/2022	35	39
Series 2014B-1, Rev., 5.00%, 11/1/2026	40	46
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015C, Rev., 5.00%, 11/1/2023	195	224
Series 2015E-1, Rev., 5.00%, 2/1/2024	25	29
Series B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	64
Series 2015A-1, Rev., 5.00%, 8/1/2037	100	115
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016
Series 2016E-1, Rev., 5.00%, 2/1/2031	30	36
Series E-1, Rev., 5.00%, 2/1/2035	7,295	8,660

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series B, Subseries B-1, Rev., 5.00%, 8/1/2024	25	29
Series C, Rev., 5.00%, 11/1/2030	5,685	7,065
Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,735
Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	8,549
Series 2017F-1, Rev., 5.00%, 5/1/2032	25	31
Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	12,134
Series 2017A-1, Rev., 4.00%, 5/1/2036	40	44
Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	3,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018
Series 2018B-1, Rev., 4.00%, 8/1/2023	30	33
Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	37
Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	30
Series C-3, Rev., 5.00%, 5/1/2039	70	86
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2022	40	44
Series 2019C-1, Rev., 5.00%, 11/1/2035	65	82
Series 2019A-1, Rev., 5.00%, 8/1/2038	30	37
Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100	2,570
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020
Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	158
Series 2020B-1, Rev., 5.00%, 11/1/2035	35	45
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate, Fiscal Year 2019 Series 2019C-1, Rev., 5.00%, 11/1/2034	45	57
New York City Trust for Cultural Resources, The Museum of Modern Art Series 2016-1-E, Rev., 4.00%, 2/1/2023	490	533
New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured
Series B, Rev., Zero Coupon, 11/15/2025	805	707
Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,062
Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,230
Series 2016B, Rev., Zero Coupon, 11/15/2028	1,960	1,551
Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,478
Series B, Rev., Zero Coupon, 11/15/2031	1,835	1,279
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,330
Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	3,043
New York Convention Center Development Corp., Hotel Unit fee Secured
Rev., 5.00%, 11/15/2024	4,360	4,894
Rev., 5.00%, 11/15/2025	2,000	2,280
New York State Dormitory Authority, State Sales Tax
Series 2015A, Rev., 5.00%, 3/15/2023	75	84
Series 2015B, Rev., 5.00%, 3/15/2023	590	663
Series 2016A, Rev., 5.00%, 3/15/2023	45	51
Series 2018C, Rev., 5.00%, 3/15/2023	130	146
Series 2014A, Rev., 5.00%, 3/15/2027	90	104
Series A, Rev., 5.00%, 3/15/2028	25	29
Series 2015B, Rev., 5.00%, 3/15/2029	45	54
Series 2018C, Rev., 5.00%, 3/15/2029	40	51
Series 2014A, Rev., 5.00%, 3/15/2030	5,500	6,315
Series 2015B, Rev., 5.00%, 3/15/2030	8,000	9,617
Series A, Rev., 5.00%, 3/15/2031	5,000	5,731
Series B, Rev., 5.00%, 3/15/2031	6,600	7,915
Series 2014A, Rev., 5.00%, 3/15/2032	20,210	23,121
Series 2016A, Rev., 5.00%, 3/15/2032	35	43
Series 2016A, Rev., 5.00%, 3/15/2033	70	85

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015B, Rev., 5.00%, 3/15/2038	80	95
Series 2018E, Rev., 5.00%, 3/15/2038	10,000	12,351
Series B, Rev., 5.00%, 3/15/2039	13,080	15,450
Series 2018A, Rev., 5.00%, 3/15/2041	135	164
Series 2018E, Rev., 5.00%, 3/15/2041	225	276
Series 2018A, Rev., 5.00%, 3/15/2044	30	36
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program, Green Bonds Series 2015D, Rev., 5.00%, 9/15/2025	100	121
New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	70	87
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 4.00%, 10/15/2022	75	82
Series 2015A, Rev., 5.00%, 10/15/2025	25	30
Series A, Rev., 5.00%, 10/15/2026	2,500	2,965
Series 2015A, Rev., 5.00%, 10/15/2028	55	65
Series A, Rev., 5.00%, 10/15/2029	3,785	4,462
Series A, Rev., 5.00%, 10/15/2031	12,500	14,677
United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	50	55

		182,298

Prerefunded — 0.4%
Metropolitan Transportation Authority, Transportation Series 2011A, Rev., 4.00%, 11/15/2023(c)	10	11
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series FF, Rev., 5.00%, 6/15/2024(c)	16,555	16,583
New York State Dormitory Authority Series 2010A, Rev., 5.00%, 7/1/2035(c)	100	100
New York State Dormitory Authority, State Personal Income Tax Series 2015B, Rev., 5.00%, 2/15/2045(c)	5	6
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 2/15/2029(c)	15	18
Series A, Rev., 5.00%, 2/15/2043(c)	3,000	3,386
New York State Dormitory Authority, State University Dormitory Facilities Series A, Rev., 5.00%, 7/1/2030(c)	550	605
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2011A, Rev., 5.00%, 1/1/2026(c)	5,495	5,914

		26,623

Special Tax — 3.2%
New York State Dormitory Authority, State Personal Income Tax
Series 2015B, Rev., 5.00%, 2/15/2023	20	22
Series 2015B, Rev., 5.00%, 2/15/2024	110	128
Series 2005B, Rev., AMBAC, 5.50%, 3/15/2029	140	190
Series 2015B, Rev., 5.00%, 2/15/2039	50	58
Series 2016A, Rev., 5.00%, 2/15/2041	50	60
Series 2015B, Rev., 5.00%, 2/15/2045	10,540	12,108
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 2/15/2023	90	101
Series 2014E, Rev., 5.00%, 2/15/2023	110	123
Series 2016D, Rev., 5.00%, 2/15/2023	25	28
Series 2015E, Rev., 5.00%, 3/15/2023	50	56
Series 2012B, Rev., 5.00%, 3/15/2024	9,000	9,708
Series 2012A, Rev., 5.00%, 12/15/2025	145	161
Series A, Rev., 5.00%, 2/15/2027	20,000	22,910
Series 2014C, Rev., 5.00%, 3/15/2027	220	253
Series 2012A, Rev., 5.00%, 12/15/2027	100	111
Series 2014A, Rev., 5.00%, 2/15/2028	10,000	11,440

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017A, Rev., 5.00%, 2/15/2028	40	50
Series A, Rev., 5.00%, 12/15/2028	20,000	22,101
Series 2014A, Rev., 5.00%, 2/15/2029	4,985	5,697
Series 2015E, Rev., 5.00%, 3/15/2029	125	150
Series 2012A, Rev., 5.00%, 12/15/2029	4,900	5,408
Series 2015E, Rev., 5.00%, 3/15/2030	30	36
Series 2014E, Rev., 5.00%, 2/15/2031	6,455	7,578
Series 2019D, Rev., 5.00%, 2/15/2031	15,170	20,073
Series 2019-A, Rev., 5.00%, 3/15/2032	5,000	6,407
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	22,770
Series A, Rev., 5.00%, 3/15/2033	95	121
Series 2012D, Rev., 5.00%, 2/15/2042	75	80
Series 2019A, Rev., 5.00%, 3/15/2042	25	31
Series 2019A, Rev., 5.00%, 3/15/2043	95	117
New York State Dormitory Authority, State Personal Income Tax, Tax Exempt
Series 2017B, Rev., 5.00%, 2/15/2041	80	95
Series 2017B, Rev., 5.00%, 2/15/2042	30	36
New York State Thruway Authority, State Personal Income Tax, Transportation Series 2010A, Rev., 5.00%, 3/15/2026	11,025	11,176
New York State Urban Development Corp., State Personal Income Tax
Series 2013A-1, Rev., 4.00%, 3/15/2023	25	27
Series 2015A, Rev., 5.00%, 3/15/2023	50	56
Series 2016A, Rev., 5.00%, 3/15/2023	110	124
Series 2014A, Rev., 5.00%, 3/15/2024	40	47
Series 2016A, Rev., 5.00%, 3/15/2024	10	12
Series 2013C, Rev., 5.00%, 3/15/2032	30	33
Series 2016A, Rev., 5.00%, 3/15/2032	350	418
Series 2015A, Rev., 5.00%, 3/15/2033	60	71
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2017C, Rev., 5.00%, 3/15/2027	5,750	7,286
Series 2011A, Rev., 5.00%, 3/15/2031	2,340	2,416
Series 2019A, Rev., 5.00%, 3/15/2035	25	31
Series 2019A, Rev., 5.00%, 3/15/2037	35	43
Series 2019A, Rev., 5.00%, 3/15/2038	45	55
Series 2019A, Rev., 5.00%, 3/15/2042	6,500	7,925
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment Series A-2, Rev., NATL-RE, 5.50%, 3/15/2021	17,770	18,505

		196,432

Transportation — 1.5%
Metropolitan Transportation Authority
Series 2019C, Rev., BAN, 4.00%, 7/1/2020	2,925	2,926
Series 2019E, Rev., BAN, 4.00%, 9/1/2020	750	751
Series 2018C, Subseries C-1, Rev., BAN, 5.00%, 9/1/2020	7,405	7,481
Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	6,434
Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,137
Metropolitan Transportation Authority, Dedicated Tax Series 2016A, Rev., 5.00%, 11/15/2025	45	52
Metropolitan Transportation Authority, Dedicated Tax, Green Bond Series 2016B-1, Rev., 5.00%, 11/15/2025	150	174
Metropolitan Transportation Authority, Green Bonds Series 2017C-1, Rev., 5.00%, 11/15/2030	5,025	5,443
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2025	2,635	3,083
Series L, Rev., 5.00%, 1/1/2027	1,250	1,528
New York State Thruway Authority, Junior Indebtedness Obligations
Series 2019B, Rev., 4.00%, 1/1/2039	5,000	5,488
Series 2019B, Rev., 4.00%, 1/1/2053	750	810

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2022	5,000	5,061
Rev., AMT, 5.00%, 1/1/2025	5,000	5,062
Rev., AMT, 5.00%, 1/1/2036	9,900	9,943
Port Authority of New York and New Jersey, Consolidated Bonds
Series 172, Rev., 5.00%, 10/1/2022	3,000	3,193
Series 194, Rev., 5.00%, 10/15/2023	225	255
Series 179, Rev., 5.00%, 12/1/2023	50	57
Series 179, Rev., 5.00%, 12/1/2025	50	56
Series 207, Rev., AMT, 5.00%, 9/15/2033	800	953
Series 209, Rev., 5.00%, 7/15/2035	125	152
Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	3,256
Series 93, Rev., 6.13%, 6/1/2094	12,000	13,860
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013B, Rev., 5.00%, 11/15/2021	60	64
Series 2012B, Rev., 5.00%, 11/15/2022	75	83
Series 2013B, Rev., 5.00%, 11/15/2023	90	103
Series 2016A, Rev., 5.00%, 11/15/2023	20	23
Series 2017C-1, Rev., 5.00%, 11/15/2024	110	130
Series 2017C-1, Rev., 4.00%, 11/15/2025	50	58
Series 2017C-1, Rev., 5.00%, 11/15/2025	150	182
Series 2012B, Rev., 5.00%, 11/15/2026	240	264
Series 2017B, Rev., 5.00%, 11/15/2027	500	628
Series 2015A, Rev., 5.00%, 11/15/2029	200	237
Series B, Rev., 5.00%, 11/15/2030	2,500	2,742
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,444

		90,113

Utility — 0.5%
Long Island Power Authority, Capital Appreciation Series 1998A, Rev., AGM, Zero Coupon, 12/1/2020	35	35
Long Island Power Authority, Electric System
Series 2012B, Rev., 5.00%, 9/1/2024	20	22
Rev., 5.00%, 9/1/2034	5,000	6,195
Rev., 5.00%, 9/1/2035	3,000	3,704
Utility Debt Securitization Authority
Rev., 5.00%, 6/15/2023	40	42
Series 2016B, Rev., 5.00%, 12/15/2023	30	32
Series 2016A, Rev., 5.00%, 6/15/2025	100	114
Series 2016B, Rev., 5.00%, 6/15/2025	50	57
Rev., 5.00%, 12/15/2025	75	87
Series 2016A, Rev., 5.00%, 6/15/2027	25	30
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,724
Series TE, Rev., 5.00%, 12/15/2032	3,500	4,003
Rev., 5.00%, 12/15/2036	5,250	6,331
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,823

		27,199

Water & Sewer — 1.6%
New York City Municipal Water Finance Authority, Building Aid Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	83
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2012
Series 2012FF, Rev., 5.00%, 6/15/2020	50	50
Series 2012EE, Rev., 4.00%, 6/15/2045	30	32
Series 2012FF, Rev., 4.00%, 6/15/2045	45	47
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014
Series DD, Rev., 5.00%, 6/15/2022	4,000	4,391
Series 2014DD, Rev., 5.00%, 6/15/2023	40	46
Series 2014DD, Rev., 5.00%, 6/15/2024	50	59
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015HH, Rev., 5.00%, 6/15/2029	75	90
Series FF, Rev., 5.00%, 6/15/2031	5,000	5,973
Series 2015AA, Rev., 4.00%, 6/15/2044	25	27
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Subseries 2016CC-1, Rev., 4.00%, 6/15/2020	40	40
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017CC, Rev., 5.00%, 6/15/2023	60	64
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2018
Series 2018CC-2, Rev., 5.00%, 6/15/2025	20	23
Series 2018EE, Rev., 5.00%, 6/15/2035	35	42
Series 2018FF, Rev., 5.00%, 6/15/2040	50	63
Series BB, Subseries BB-1, Rev., 5.00%, 6/15/2045	40	48
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2019
Series 2019AA, Rev., 5.00%, 6/15/2023	80	91
Subseries 2019EE-2, Rev., 5.00%, 6/15/2040	35	45
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 5.00%, 6/15/2024	100	119
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	11,884
Series 2020AA, Rev., 5.00%, 6/15/2040	25	32
Series 2020CC-2, Rev., 4.00%, 6/15/2041	10,000	11,763
Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	182
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	2,220
New York City Water and Sewer System Series EE, Rev., 5.00%, 6/15/2036	5,000	6,165
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Series 2019FF-2, Rev., 4.00%, 6/15/2037	16,245	19,235
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution
Series 2015A, Rev., 4.00%, 6/15/2020	50	50
Series 2011B, Rev., 5.00%, 6/15/2020	25	25
Series 2013A, Rev., 5.00%, 6/15/2020	25	25
Series 2014A, Rev., 5.00%, 6/15/2020	30	30
Series 2017A, Rev., 5.00%, 6/15/2023	25	29
Series 2014A, Rev., 5.00%, 6/15/2025	5,635	6,634
Series D, Rev., 5.00%, 6/15/2025	7,280	7,954
Series 2011B, Rev., 5.00%, 6/15/2027	4,345	4,545
Series D, Rev., 5.00%, 6/15/2027	5,325	5,809
Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,925
Series 2019B, Rev., 5.00%, 6/15/2028	25	33
Series 2017E, Rev., 4.00%, 6/15/2037	40	46
Series 2019B, Rev., 5.00%, 6/15/2039	150	191
Series 2018B, Rev., 5.00%, 6/15/2043	50	62
Suffolk County Water Authority, Waterworks System Series 2014A, Rev., 4.00%, 6/1/2026	50	57

		99,229

Total New York		744,337

North Carolina — 1.9%
Certificate of Participation/Lease — 0.0%(b)
City of Charlotte, Cultural Arts Facilities Series 2019B, COP, 5.00%, 6/1/2029	120	160

Education — 0.2%
University of North Carolina at Chapel Hill Rev., 5.00%, 2/1/2032	25	32

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of North Carolina at Charlotte (The)
Series 2020A, Rev., 5.00%, 10/1/2027	200	254
Series 2020A, Rev., 5.00%, 10/1/2028	500	645
Rev., 5.00%, 10/1/2029	45	56
Series 2020A, Rev., 5.00%, 10/1/2029	250	329
Series 2020A, Rev., 5.00%, 10/1/2030	165	216
Series 2020A, Rev., 5.00%, 10/1/2031	100	130
Series 2020A, Rev., 5.00%, 10/1/2032	100	129
Series 2020A, Rev., 5.00%, 10/1/2033	500	640
Series 2020A, Rev., 5.00%, 10/1/2034	125	159
University of North Carolina, School of The Arts
Rev., 5.00%, 2/1/2032(f)	1,285	1,581
Rev., 5.00%, 2/1/2033(f)	850	1,037
Rev., 5.00%, 2/1/2034(f)	1,240	1,505
Rev., 5.00%, 2/1/2036(f)	1,385	1,670
Rev., 4.00%, 2/1/2040(f)	500	545
Rev., 4.00%, 2/1/2045(f)	1,750	1,881

		10,809

General Obligation — 0.0%(b)
City of Charlotte Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,315
County of Davidson GO, 4.00%, 6/1/2020	50	50
County of Durham GO, 5.00%, 11/1/2021	25	27
County of Forsyth GO, 5.00%, 12/1/2027	25	33
County of Moore, School Bonds Series 2019A, GO, 5.00%, 1/15/2024	20	23
County of Wake Series 2016A, GO, 5.00%, 3/1/2026	250	314
State of North Carolina Series 2013B, GO, 5.00%, 6/1/2020	150	150
Town of Cornelius, Public Improvement GO, 5.00%, 8/1/2020	30	30

		1,942

Hospital — 0.5%
North Carolina Medical Care Commission, Duke University Health Systems Series 2016A, Rev., 5.00%, 6/1/2020	20	20
North Carolina Medical Care Commission, Health Care Facilities, Novant Health Obligated Group Series 2010A, Rev., 4.63%, 11/1/2035	30	30
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group
Series 2019B, Rev., 2.20%, 12/1/2022(d)	13,500	13,693
Series 2019C, Rev., 2.55%, 6/1/2026(d)	13,800	14,380

		28,123

Other Revenue — 1.1%
City of Raleigh Rev., 5.00%, 2/1/2029	305	374
City of Wilmington Series A, Rev., 5.00%, 6/1/2028	400	469
County of Beaufort Rev., 4.00%, 6/1/2020	150	150
County of Brunswick Rev., 5.00%, 4/1/2022	30	33
County of Buncombe, Limited Obligation
Rev., 5.00%, 6/1/2023	50	57
Series 2020A, Rev., 5.00%, 6/1/2029	60	81
Series 2020A, Rev., 5.00%, 6/1/2030	75	102
Series 2020A, Rev., 5.00%, 6/1/2031	290	391
Series 2020A, Rev., 5.00%, 6/1/2033	125	165
County of Chatham Rev., 5.00%, 11/1/2026	1,880	2,256
County of Cumberland, Limited Obligation Rev., 5.00%, 11/1/2022	20	22
County of Davidson
Rev., 5.00%, 6/1/2032	275	369
Rev., 5.00%, 6/1/2033	250	333
Rev., 5.00%, 6/1/2034	225	299
Rev., 5.00%, 6/1/2035	250	330
County of Harnett, Limited Obligation Rev., 4.00%, 10/1/2035	45	53
County of Henderson, Limited Obligation Series 2018A, Rev., 4.00%, 6/1/2020	30	30
County of Onslow, Public Facilities Company Ltd.
Rev., 5.00%, 10/1/2026	25	32
Rev., 5.00%, 12/1/2029	220	300
Rev., 5.00%, 12/1/2030	150	203

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 12/1/2031	350	468
Rev., 4.00%, 10/1/2032	340	395
Rev., 5.00%, 12/1/2033	450	593
County of Union, Enterprise System Series 2019A, Rev., 5.00%, 6/1/2024	20	24
County of Wake
Rev., 5.00%, 9/1/2023	25	29
Rev., 5.00%, 9/1/2024	25	30
Rev., 5.00%, 9/1/2032	270	358
State of North Carolina
Series 2014B, Rev., 5.00%, 6/1/2021	25	26
Series 2019, Rev., GRAN, 5.00%, 3/1/2027	17,070	21,707
Series 2019, Rev., GRAN, 5.00%, 3/1/2028	16,000	20,813
Rev., GRAN, 5.00%, 3/1/2033	15,000	19,390
State of North Carolina, Build NC Series 2019A, Rev., 5.00%, 5/1/2026	25	31
State of North Carolina, Limited Obligation Series 2014C, Rev., 5.00%, 5/1/2023	50	57

		69,970

Transportation — 0.1%
City of Charlotte, Airport Special Facilities, Charlotte Douglas International Airport
Rev., 5.00%, 7/1/2031	25	31
Series A, Rev., 5.00%, 7/1/2034	25	30
North Carolina Turnpike Authority, Triangle Expressway System Series 2018A, Rev., 4.00%, 1/1/2035	85	100
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2026	30	36
Series 2015B, Rev., AMT, 5.00%, 5/1/2027	1,135	1,306
Series 2020B, Rev., 5.00%, 5/1/2029	25	32
Series 2020B, Rev., 5.00%, 5/1/2031	50	65
Series 2020A, Rev., AMT, 5.00%, 5/1/2032	2,600	3,197
Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,000	1,220

		6,017

Utility — 0.0%(b)
City of Concord, Utilities Systems Rev., 4.00%, 12/1/2020	20	20

Water & Sewer — 0.0%(b)
Buncombe County Metropolitan Sewerage District Rev., 5.00%, 7/1/2020	20	20
City of High Point Combined Water and Sewer System Rev., 5.00%, 11/1/2028	25	32
County of Bladen Rev., 4.00%, 6/1/2020	10	10

		62

Total North Carolina		117,103

North Dakota — 0.0%(b)
General Obligation — 0.0%(b)
City of Fargo
Series 2014E, GO, 5.00%, 5/1/2025	290	341
Series 2018D, GO, 5.00%, 5/1/2028	100	132

		473

Other Revenue — 0.0%(b)
North Dakota Public Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 10/1/2021	50	53

Prerefunded — 0.0%(b)
Barnes County North Public School District Building Authority, North Dakota Lease Rev., 4.00%, 5/1/2022(c)	10	10

Total North Dakota		536

Ohio — 2.4%
Certificate of Participation/Lease — 0.0%(b)
State of Ohio, Department of Administrative Services, Enterprise Data Center Solutions Projects
COP, 5.00%, 9/1/2027	1,000	1,276
COP, 5.00%, 9/1/2028	1,000	1,303

		2,579

Education — 0.2%
Bowling Green State University, A State University of Ohio
Series 2020A, Rev., 5.00%, 6/1/2030	130	164
Series 2020A, Rev., 5.00%, 6/1/2031	860	1,077
Series 2020A, Rev., 5.00%, 6/1/2032	625	776
Series 2020A, Rev., 5.00%, 6/1/2033	375	462
Series 2020A, Rev., 5.00%, 6/1/2034	450	553
Series 2020A, Rev., 5.00%, 6/1/2035	650	795
Cleveland State University Rev., 5.00%, 6/1/2020	15	15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohio Higher Educational Facility Commission, Franciscan University of Steubenville 2016 Project Rev., 4.00%, 11/1/2020	25	25
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 3.00%, 11/1/2024	100	101
Rev., 3.00%, 11/1/2025	605	605
Rev., 3.00%, 11/1/2026	585	580
Rev., 3.00%, 11/1/2027	645	634
Rev., 3.00%, 11/1/2028	655	639
Rev., 5.00%, 11/1/2034	1,520	1,641
Ohio Higher Educational Facility Commission, University of Dayton Project Series B, Rev., 5.00%, 12/1/2029	1,105	1,308
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	805
Rev., 5.00%, 3/1/2034	3,000	3,235
Ohio State University (The) Series 2010D, Rev., 5.00%, 12/1/2028	20	27
University of Akron (The), General Receipts Series 2015A, Rev., 5.00%, 1/1/2025	110	128

		13,570

General Obligation — 0.7%
City of Cleveland, Various Purpose GO, 3.00%, 12/1/2020	115	117
City of Columbus Series 2017-1, GO, 5.00%, 4/1/2029	11,010	14,280
City of Columbus, Various Purpose, Limited Tax Series 2013B, GO, 5.00%, 8/15/2021	100	106
City of Columbus, Various Purpose, Unlimited Tax
Series 2012-1, GO, 5.00%, 7/1/2021	25	26
Series 2017-1, GO, 5.00%, 4/1/2024	80	94
City of Dublin, Various Purpose GO, 5.00%, 12/1/2025	500	618
City of Elyria, Various Purpose GO, 3.00%, 12/1/2020	25	25
City of Huber Heights, Limited Tax GO, 5.00%, 12/1/2032	25	31
City of North Ridgeville GO, 4.00%, 12/1/2023	20	22
Columbia Local School District, School Facilities Improvement GO, AGM, 3.00%, 11/1/2020	15	15
Columbus City School District, School Facilities Construction and Improvement Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,695
Columbus City School District, Various Purpose Series 2016B, GO, 4.00%, 12/1/2023	25	28
Dayton City School District GO, 5.00%, 11/1/2029	10	13
Lakota Local School District/Sandusky Seneca and Wood Counties, School Facilities Construction and Improvement GO, 5.00%, 1/15/2023	50	56
Mahoning County Career and Technical Center Board of Education, School Improvement, Limited Tax GO, Zero Coupon, 12/1/2020	10	10
Miami Valley Career Technology Center, School Improvement, Unlimited Tax GO, 5.00%, 12/1/2032	35	45
New Albany Plain Local School District, School Improvement GO, 5.00%, 12/1/2023	25	29
Shaker Heights City School District Series A, GO, 5.00%, 12/15/2026	1,000	1,276
State of Ohio
Series 2014A, GO, 5.00%, 9/15/2022	25	28
Series A, GO, 5.00%, 5/1/2033	15,170	19,027
State of Ohio, Common Schools
Series 2013A, GO, 5.00%, 9/15/2020	10	10
Series 2019A, GO, 5.00%, 6/15/2036	2,090	2,729
State of Ohio, Conservation Projects Series 2011A, GO, 5.00%, 9/1/2020	10	10
State of Ohio, Higher Education
Series 2009C, GO, 5.00%, 8/1/2020	150	151
Series 2018A, GO, 5.00%, 2/1/2030	30	37
State of Ohio, Highway Capital Improvements Series V, GO, 5.00%, 5/1/2034	10	13

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Village of Cuyahoga Heights, Various Purpose GO, AGM, 4.00%, 12/1/2020	50	51
Wapakoneta City School District, Unlimited Tax, School Improvement GO, Zero Coupon, 12/1/2020	100	100

		42,642

Hospital — 0.3%
County of Franklin, Trinity Health Credit Group Series 2019A, Rev., 5.00%, 12/1/2036	1,250	1,514
County of Lucas, Promedica Healthcare Obligated Group Series 2011A, Rev., 5.00%, 11/15/2020	10	10
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series A, Rev., 5.00%, 7/1/2028	1,200	1,276
Series A, Rev., 5.75%, 7/1/2028	750	814
Series A, Rev., 5.75%, 7/1/2033	1,400	1,503
County of Warren, Otterbein Homes
Series A, Rev., 4.00%, 7/1/2021	500	508
Series A, Rev., 5.00%, 7/1/2027	840	959
Series A, Rev., 5.00%, 7/1/2031	250	286
Series A, Rev., 4.00%, 7/1/2033	920	966
Franklin County, Nationwide Children’s Hospital Series 2016C, Rev., 5.00%, 11/1/2027	325	407
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2012A, Rev., 5.00%, 1/1/2027	4,770	5,060
State of Ohio, Cleveland Clinic Health System Obligated Group
Series 2017A, Rev., 5.00%, 1/1/2032	170	212
Series 2019B, Rev., 4.00%, 1/1/2046	3,000	3,339

		16,854

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Ohio Water Development Authority, Water Pollution Control Loan Fund Rev., 5.00%, 12/1/2024	3,360	4,047

Other Revenue — 0.2%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Class I, Rev., 5.00%, 6/1/2034	1,000	1,244
Series 2020A-2, Class I, Rev., 4.00%, 6/1/2037	2,000	2,245
Series 2020A-2, Class I, Rev., 4.00%, 6/1/2038	1,850	2,070
Series 2020A-2, Class I, Rev., 4.00%, 6/1/2039	2,000	2,230
County of Hamilton, Sales Tax
Series 2016A, Rev., 4.00%, 12/1/2020	235	239
Series 2016A, Rev., 5.00%, 12/1/2025	50	61
Series 2016A, Rev., 4.00%, 12/1/2032	1,600	1,818
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2017A, Rev., 5.00%, 12/1/2032	35	44
State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects
Series 2016A, Rev., 5.00%, 10/1/2023	70	80
Series 2017A, Rev., 5.00%, 4/1/2033	25	31
State of Ohio, Capital Facilities Lease Appropriation, Adult Correctional Building Fund Projects
Series 2017B, Rev., 5.00%, 10/1/2023	35	40
Series B, Rev., 5.00%, 10/1/2029	1,495	1,643
State of Ohio, Capital Facilities Lease-Appropriation Series 2017A, Rev., 5.00%, 4/1/2037	760	922

		12,667

Prerefunded — 0.1%
County of Allen, Hospital Facilities, Catholic Healthcare Partners Series 2010A, Rev., 5.25%, 6/1/2038(c)	1,000	1,000
County of Cuyahoga, Sports Facilities Improvement Project
Rev., 5.00%, 12/1/2024(c)	835	970
Rev., 5.00%, 12/1/2025(c)	500	581
Rev., 5.00%, 12/1/2026(c)	1,000	1,161
Rev., 5.00%, 12/1/2027(c)	500	581
University of Cincinnati, General Receipts Series 2010F, Rev., 5.00%, 6/1/2021(c)	25	26

		4,319

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 0.3%
Ohio Turnpike and Infrastructure Commission
Series 2017A, Rev., 5.00%, 2/15/2026	55	69
Series 2017A, Rev., 5.00%, 2/15/2028	55	70
Ohio Turnpike and Infrastructure Commission, Junior Lien, Infrastructure Project Series 2018A, Rev., 5.00%, 2/15/2030	50	63
State of Ohio, Capital Facilities Lease Appropriation, Transportation Building Fund Project Series 2018A, Rev., 5.00%, 4/1/2029	1,800	2,319
State of Ohio, Major New State Infrastructure Project
Series 1, Rev., 5.00%, 12/15/2028	7,500	9,267
Series 2019-1, Rev., 5.00%, 12/15/2028	25	33
Series 1, Rev., 5.00%, 12/15/2029	7,000	8,612

		20,433

Utility — 0.4%
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2018A, Rev., 2.25%, 8/15/2021(d)	8,500	8,576
American Municipal Power, Inc., Green Bonds
Series 2019A, Rev., 5.00%, 2/15/2023	150	169
Series 2019A, Rev., 5.00%, 2/15/2024	225	262
Series 2019A, Rev., 5.00%, 2/15/2025	160	192
Series 2019A, Rev., 5.00%, 2/15/2026	200	246
Series 2019A, Rev., 5.00%, 2/15/2027	250	315
Series 2019A, Rev., 5.00%, 2/15/2028	225	289
Lancaster Port Authority, Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2025(d)	8,700	10,045
Ohio Air Quality Development Authority, American Electric Company Project Series 2014A, Rev., 2.40%, 10/1/2029(d)	1,820	1,829

		21,923

Water & Sewer — 0.1%
City of Cincinnati, Water System Series B, Rev., 5.00%, 12/1/2023	30	35
Cleveland Department of Public Utilities Division of Water
Series 2017BB, Rev., 5.00%, 1/1/2026	25	31
Series 2017BB, Rev., 5.00%, 1/1/2032	45	56
County of Hamilton, Sewer System Improvement, Metropolitan Sewer District of Greater Cincinnati (The) Series 2014A, Rev., 5.00%, 12/1/2020	35	36
County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	4,210	4,310
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 5.00%, 11/15/2026	1,500	1,795
Rev., 4.00%, 11/15/2049	45	48
Ohio Water Development Authority, Fresh Water Series 2016A, Rev., 5.00%, 12/1/2030	55	68
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2019A, Rev., 5.00%, 12/1/2027	50	65
Series 2017A, Rev., 5.00%, 12/1/2029	25	32
Series 2019B, Rev., 5.00%, 12/1/2035	55	74

		6,550

Total Ohio		145,584

Oklahoma — 0.5%
Education — 0.1%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 5.00%, 9/1/2026	500	624
McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project
Rev., 4.00%, 9/1/2027	600	703
Rev., 4.00%, 9/1/2028	675	799
Rev., 4.00%, 9/1/2029	615	734
Oklahoma County Finance Authority, Crooked Oak Public Schools Project Series 2013A, Rev., 4.00%, 9/1/2020	10	10

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	250	277
Rev., 5.00%, 10/1/2023	180	207
Rev., 5.00%, 10/1/2025	510	624
Rev., 5.00%, 10/1/2026	500	627
Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project Rev., 5.00%, 9/1/2021	1,110	1,173
Oklahoma Development Finance Authority, State System of Higher Education Master Real Property Lease Series 2016D, Rev., 3.00%, 6/1/2022	135	141
Tulsa County Industrial Authority, Broken Arrow Public Schools Project Series A, Rev., 5.00%, 9/1/2028	15	20
University of Oklahoma (The) Series 2014C, Rev., 5.00%, 7/1/2031	50	54

		5,993

General Obligation — 0.0%(b)
Canadian County Independent School District No. 69 Mustang, Combined Purpose GO, 2.25%, 6/1/2020	90	90
Mayes County Independent School District No. 1, Pryor Board of Education GO, 3.00%, 6/1/2020	25	25
Oklahoma City GO, 5.00%, 3/1/2024	25	29
Tulsa County Independent School District No. 4 Bixby Board of Education, Combined Purpose GO, 3.00%, 6/1/2020	10	10
Tulsa County Independent School District No. 5 Jenks, Public School Combined Purpose GO, 2.00%, 6/1/2020	10	10

		164

Hospital — 0.1%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2033	6,030	6,576

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Oklahoma City Environmental Assistance Trust, Solid Waste Management System Series 2017A, Rev., 5.00%, 7/1/2023	255	289

Other Revenue — 0.0%(b)
Edmond Public Works Authority, Sales Tax and Utility System Rev., 4.00%, 7/1/2020	15	15
Grand River Dam Authority
Series 2016A, Rev., 5.00%, 6/1/2020	15	15
Series 2014A, Rev., 4.00%, 6/1/2024	25	28
Series 2016A, Rev., 5.00%, 6/1/2031	60	75
Oklahoma Capitol Improvement Authority
Series 2014A, Rev., 5.00%, 7/1/2022	25	27
Series 2014C, Rev., 5.00%, 7/1/2024	25	30
Oklahoma Capitol Improvement Authority, Capitol Repair Project Series 2017B, Rev., 5.00%, 1/1/2024	285	330
Tulsa Public Facilities Authority, Capital Improvements Rev., 3.00%, 6/1/2020	15	15

		535

Prerefunded — 0.0%(b)
Oklahoma Water Resources Board, Revolving Fund, Master Trust Series 2012A, Rev., 5.00%, 4/1/2033(c)	25	27

Transportation — 0.3%
Grand River Dam Authority Series A, Rev., 5.00%, 6/1/2020	50	50
Oklahoma Department of Transportation Series 2018A, Rev., GAN, 5.00%, 9/1/2023	235	270
Oklahoma Development Finance Authority (The), Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,885	2,762
Oklahoma Turnpike Authority, Second Senior Series 2017C, Rev., 5.00%, 1/1/2036	25	30
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series A, Rev., 5.00%, 1/1/2023	4,000	4,104
Series 2011A, Rev., 5.00%, 1/1/2025	5,000	5,129
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,384

		14,729

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.0%(b)
Oklahoma City Water Utilities Trust, Water and Sewer System
Rev., 5.00%, 7/1/2020	75	76
Rev., 5.00%, 7/1/2022	25	27
Oklahoma Water Resources Board, Revolving Fund, Master Trust, Drinking Water Program Rev., 4.00%, 4/1/2032	30	35

		138

Total Oklahoma		28,451

Oregon — 2.2%
Education — 0.0%(b)
Oregon State University Series 2015A, Rev., 5.00%, 4/1/2045	100	114

General Obligation — 1.8%
City of Hermiston GO, 3.00%, 3/1/2026	30	34
City of Medford, Jackson County, Limited Tax GO, 5.00%, 7/15/2033	25	28
City of Portland, 4th and Montgomery and Streetcar Projects Series A, GO, 5.00%, 2/1/2035	650	843
City of Salem
GO, 5.00%, 6/1/2026	460	579
GO, 5.00%, 6/1/2029	2,055	2,715
City of Tualatin Series 2018, GO, 5.00%, 6/15/2028	15	20
City of West Linn, Clackamas County GO, 2.75%, 6/1/2020	250	250
Clackamas County School District No. 7J, Lake Oswego
GO, 5.00%, 6/1/2029	20	26
GO, 5.00%, 6/1/2030	50	63
Clackamas County, Canby School District No. 86, Series 2012A, GO, 4.00%, 6/15/2020	270	270
County of Multnomah, Full Faith and Credit GO, 5.00%, 6/1/2020	15	15
Hillsboro School District No. 1J
GO, 4.00%, 6/15/2020	100	100
GO, 5.00%, 6/15/2032	80	101
Jackson County School District No. 549C Medford GO, 5.00%, 12/15/2020	35	36
Lane County School District No. 52 Bethel GO, 4.00%, 6/15/2023	30	33
Mount Hood Community College District GO, 5.00%, 6/1/2022	5	5
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series 2019A, GO, Zero Coupon, 6/15/2035	600	407
Multnomah County School District No. 1J, Public Schools
GO, 5.00%, 6/15/2027	11,110	14,356
GO, 5.00%, 6/15/2028	14,540	19,286
GO, 5.00%, 6/15/2029	20,305	27,528
Oregon Coast Community College District GO, 3.00%, 6/15/2020	210	210
Oregon County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 6/15/2026	4,725	5,942
Portland Community College District
GO, 5.00%, 6/15/2020	10	10
GO, 5.00%, 6/15/2023	35	40
GO, 5.00%, 6/15/2025	1,365	1,673
GO, 5.00%, 6/15/2026	710	893
GO, 5.00%, 6/15/2027	2,640	3,309
Rogue Community College District Series 2016B, GO, 3.00%, 6/15/2020	10	10
Salem-Keizer School District No. 24J GO, 5.00%, 6/15/2037	7,500	9,523
State of Oregon
Series 2013L, GO, 5.00%, 11/1/2020(c)	35	36
Series N, GO, 5.00%, 12/1/2020	25	26
Series 2019K, GO, 5.00%, 11/1/2031	555	749
State of Oregon, Article XI-M Seismic Projects Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,544
State of Oregon, Article XI-Q State Projects
Series 2019K, GO, 5.00%, 11/1/2020	25	26
Series A, GO, 5.00%, 5/1/2021	25	26
Series 2019A, GO, 5.00%, 5/1/2030	240	323
State of Oregon, Higher Education
Series 2019G, GO, 5.00%, 8/1/2020	20	20
Series L, GO, 5.00%, 8/1/2035	1,930	2,419
Series L, GO, 5.00%, 8/1/2036	1,975	2,467
Tillamook County School District No 9 Tillamook GO, 3.00%, 6/15/2020	75	75

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington and Multnomah Counties School District No. 48J Beaverton Series 2014B, GO, 5.00%, 6/15/2032	105	123
Washington County School District No. 1 West Union, Hillsborough School District
GO, 5.00%, 6/15/2026	4,000	5,034
GO, 5.00%, 6/15/2027	1,470	1,901
Yamhill Clackamas and Washington Counties School District No. 29J Newberg GO, NATL-RE, 5.50%, 6/15/2020	25	25
Yamhill County School District No. 40 McMinnville
GO, 4.00%, 6/15/2029	5	6
GO, 4.00%, 6/15/2035	75	85

		105,190

Housing — 0.0%(b)
Oregon State Housing and Community Services Department, Single Family Housing Program Series 2011A, Rev., 5.00%, 7/1/2020	10	10

Other Revenue — 0.2%
Oregon State Lottery, Department of Administrative Services
Series 2014C, Rev., 5.00%, 4/1/2024	25	29
Series 2015C, Rev., 5.00%, 4/1/2026	200	243
Series 2014A, Rev., 5.00%, 4/1/2027	100	117
Series A, Rev., 5.00%, 4/1/2031	1,950	2,459
Series A, Rev., 5.00%, 4/1/2032	1,750	2,193
Series A, Rev., 5.00%, 4/1/2033	3,500	4,364
Series A, Rev., 5.00%, 4/1/2035	2,470	3,059

		12,464

Transportation — 0.1%
State of Oregon Department of Transportation Series 2019A, Rev., 5.00%, 11/15/2039	4,500	5,820
State of Oregon, Department of Transportation, Senior Lien Series 2017B, Rev., 5.00%, 11/15/2020	25	26
State of Oregon, Department of Transportation, Subordinate Lien Series 2019A, Rev., 5.00%, 11/15/2038	40	52
State of Oregon, Department of Transportation, User Tax Series 2013A, Rev., 5.00%, 11/15/2020	75	77
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2015B, Rev., 4.00%, 9/1/2020	15	15

		5,990

Water & Sewer — 0.1%
City of Portland, Sewer System, First Lien
Series 2015A, Rev., 5.00%, 6/1/2020	25	25
Series A, Rev., 5.00%, 6/1/2026	5,350	6,530
City of Portland, Sewer System, Second Lien
Series 2019A, Rev., 5.00%, 3/1/2031	85	115
Series 2020A, Rev., 5.00%, 5/1/2031	45	61
Washington County Clean Water Services, Senior Lien Rev., 5.00%, 10/1/2022	25	28

		6,759

Total Oregon		130,527

Pennsylvania — 3.5%
Certificate of Participation/Lease — 0.0%(b)
Commonwealth of Pennsylvania
Series A, COP, 5.00%, 7/1/2028	400	515
Series A, COP, 5.00%, 7/1/2029	300	384
Series A, COP, 5.00%, 7/1/2030	375	477
Series A, COP, 5.00%, 7/1/2031	425	538
Series A, COP, 5.00%, 7/1/2034	450	560

		2,474

Education — 0.4%
Bucks County Community College Authority Rev., GTD, 5.00%, 6/15/2021	25	26
Delaware County Authority, Commonwealth of Pennsylvania, Haverford College Series 2017A, Rev., 5.00%, 10/1/2026	30	37
Delaware County Authority, Haverford College
Series 2017A, Rev., 5.00%, 10/1/2030	40	49
Series 2017A, Rev., 5.00%, 10/1/2042	45	53

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Delaware County Authority, Villanova University Rev., 5.00%, 8/1/2021	15	16
Lehigh County General Purpose Authority, Muhlenberg College Project Rev., 0.72%, 6/9/2020(d)	14,385	14,192
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2027	840	908
Rev., 5.00%, 4/1/2028	625	678
Rev., 5.00%, 4/1/2029	815	888
Rev., 5.00%, 4/1/2030	860	937
Rev., 5.00%, 4/1/2031	905	978
Rev., 5.00%, 4/1/2032	945	1,013
Rev., 5.00%, 4/1/2033	950	1,011
Rev., 5.00%, 4/1/2034	520	551
Rev., 4.00%, 4/1/2035	405	386
Rev., 4.00%, 4/1/2036	515	486
Rev., 4.00%, 4/1/2037	545	511
Rev., 4.00%, 4/1/2038	695	647
Rev., 4.00%, 4/1/2039	720	663
Pennsylvania Higher Educational Facilities Authority, The Trustees of the University
Series 2016A, Rev., 5.00%, 8/15/2023	50	57
Series 2015A, Rev., 5.00%, 10/1/2023	30	35
Pennsylvania State University (The) Series A, Rev., 5.00%, 9/1/2023	40	46
State Public School Building Authority, Series 2014A, Rev., 5.00%, 6/15/2020	10	10
State Public School Building Authority, Harrisburg Area Community College Project Rev., AGM, 3.00%, 10/1/2020	15	15
State Public School Building Authority, Harrisburg School District Project Series 2016A, Rev., AGM, 4.00%, 12/1/2020	100	102
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	58

		24,353

General Obligation — 0.6%
Allegheny County, Pittsburgh School District Series 2012B, GO, 4.00%, 9/1/2020	10	10
Allegheny Valley Joint School District GO, 5.00%, 11/1/2020	50	51
Allentown City School District
Series B, GO, 5.00%, 2/1/2029	3,110	4,040
Series B, GO, 5.00%, 2/1/2030	4,300	5,618
Berks County
GO, 5.00%, 11/15/2022	50	56
GO, 5.00%, 11/15/2023	20	23
Bethlehem Area School District GO, 5.00%, 10/15/2020	25	25
Centennial School District Bucks County
GO, 5.00%, 12/15/2023	60	70
GO, 5.00%, 12/15/2024	20	24
Central Dauphin School District GO, 4.00%, 2/1/2028	10	12
City of Philadelphia Series 2015B, GO, 5.00%, 8/1/2020	15	15
Commonwealth of Pennsylvania
Series I, GO, 5.00%, 7/1/2020	35	35
Series 2015D, GO, 5.00%, 8/15/2020	10	10
Series I, GO, 5.00%, 9/15/2020	75	76
County of Allegheny Series C-77, GO, 5.00%, 11/1/2043	50	62
County of Armstrong, Commonwealth of Pennsylvania
GO, AGM, 4.00%, 6/1/2027	170	204
GO, AGM, 4.00%, 6/1/2028	175	214
GO, AGM, 4.00%, 6/1/2029	160	194
GO, AGM, 4.00%, 6/1/2030	190	229
GO, AGM, 4.00%, 6/1/2031	200	239
GO, AGM, 4.00%, 6/1/2032	315	371
GO, AGM, 4.00%, 6/1/2033	500	584
GO, AGM, 4.00%, 6/1/2034	575	668
County of Bucks GO, 5.00%, 5/1/2027	325	407
County of Cambria
Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	572
Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	568
Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	792
County of Chester
GO, 5.00%, 7/15/2020	150	151
Series 2016A, GO, 5.00%, 7/15/2020	75	75
County of Westmoreland Series 2013A, GO, 5.00%, 12/1/2020	10	10
East Stroudsburg Area School District Series 2017AAA, GO, 4.00%, 9/1/2026	115	133

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	64
Haverford Township School District GO, 4.00%, 9/15/2022	40	43
Lower Merion School District Series 2012A, GO, 5.00%, 11/15/2020	25	26
Nazareth Area School District
Series D, GO, 5.00%, 11/15/2030	900	1,102
Series D, GO, 5.00%, 11/15/2035	1,390	1,684
Series D, GO, 5.00%, 11/15/2036	1,250	1,511
Series D, GO, 5.00%, 11/15/2037	550	664
Series E, GO, 5.00%, 11/15/2038	810	975
North Penn School District Series 2019A, GO, 3.00%, 1/15/2023	70	75
Pennsbury School District Series 2019A, GO, 4.00%, 8/1/2022	25	27
Red Lion Area School District Series B, GO, 4.00%, 5/1/2023	5	5
School District of the City of Erie (The)
Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	660
Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,604
Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	706
Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,188
Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	407
Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,312
Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	555
Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	653
Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	680
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,346
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	1,046
Shaler Area School District, Capital Appreciation Series 1997A, GO, NATL-RE, Zero Coupon, 11/15/2020	15	15
Souderton Area School District GO, 4.00%, 11/1/2020	55	56
Spring-Ford Area School District
GO, 5.00%, 3/1/2023	25	26
GO, 5.00%, 6/1/2023	50	57
Township of Hampton GO, 4.00%, 1/1/2039	45	52
Township of Lower Paxton GO, 4.00%, 4/1/2033	35	42
Township of Palmer Series 2020D, GO, 4.00%, 11/15/2025	20	23
Township of Radnor
GO, 3.00%, 6/15/2020	15	15
Series B, GO, 4.00%, 7/15/2024	10	11
Township of Spring GO, 5.00%, 11/15/2028	25	34
Upper Merion Area School District
GO, 4.00%, 1/15/2026	50	58
GO, 5.00%, 1/15/2029	350	431
GO, 5.00%, 1/15/2031	650	797
GO, 5.00%, 1/15/2033	480	585
GO, 5.00%, 1/15/2034	200	243
GO, 5.00%, 1/15/2035	475	576
Warwick School District, Lancaster County GO, 4.00%, 3/1/2024	30	34
West Chester Area School District, Chester and Delaware Counties GO, 4.00%, 5/15/2040	40	46
Wilkes-Barre Area School District
Series 2019, GO, 5.00%, 4/15/2023	110	123
Series 2019, GO, 3.50%, 4/15/2038	370	417
Series 2019, GO, 3.50%, 4/15/2039	235	264
Series 2019, GO, 3.75%, 4/15/2044	1,500	1,698

		37,474

Hospital — 1.5%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	8,574
Series 2018A, Rev., 5.00%, 4/1/2029	7,785	9,484
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	6,060
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,579

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Allegheny County Hospital Development Authority, Medical Center
Series 2019A, Rev., 5.00%, 7/15/2027	3,000	3,665
Series 2019A, Rev., 5.00%, 7/15/2028	2,050	2,544
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2022	25	27
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2027	1,150	1,292
Rev., 5.00%, 11/1/2028	1,535	1,705
Rev., 5.00%, 11/1/2029	350	387
Rev., 5.00%, 11/1/2030	600	659
Berks County Municipal Authority (The), Tower Health Project
Series 2020A, Rev., 5.00%, 2/1/2027	1,000	1,115
Series 2020B-2, Rev., 5.00%, 2/1/2027(d)	9,700	11,000
Series 2020A, Rev., 5.00%, 2/1/2028	1,050	1,182
Series 2020A, Rev., 5.00%, 2/1/2029	740	840
Series 2020A, Rev., 5.00%, 2/1/2030	800	912
Series 2020B-3, Rev., 5.00%, 2/1/2030(d)	3,300	3,844
Series 2020A, Rev., 5.00%, 2/1/2031	700	801
Series 2020A, Rev., 5.00%, 2/1/2032	750	859
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	2,067
Rev., 5.00%, 7/15/2030	2,000	2,417
Rev., 5.00%, 7/15/2031	1,450	1,737
Rev., 5.00%, 7/15/2032	1,525	1,814
Rev., 5.00%, 7/15/2034	1,675	1,977
Rev., 4.00%, 7/15/2043	5,670	6,084
Lancaster County Hospital Authority, Masonic Villages Project Rev., 5.00%, 11/1/2028	1,215	1,344
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 5.00%, 9/1/2030	3,000	3,535
Series 2018A, Rev., 4.00%, 9/1/2038	2,950	3,130
Pennsylvania Higher Educational Facilities Authority, Health System
Rev., 5.00%, 8/15/2029	40	52
Rev., 5.00%, 8/15/2031	50	64
Rev., 5.00%, 8/15/2040	100	114
Sayre Health Care Facilities Authority, Guthrie Health Issue Rev., (ICE LIBOR USD 3 Month + 0.78%, 15.00% Cap), 1.02%, 9/1/2020(g)	3,800	3,751
St. Mary Hospital Authority, Catholic Health East Issue Series 2010B, Rev., 5.00%, 11/15/2020	15	15
St. Mary Hospital Authority, Trinity Health Credit Group Series 2019PA, Rev., 5.00%, 12/1/2031	25	31

		87,661

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2025	500	551
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 5.00%, 12/1/2032	475	623
Rev., 5.00%, 12/1/2033	740	964
Rev., 5.00%, 12/1/2034	400	518
Rev., 5.00%, 12/1/2035	175	225
Rev., 5.00%, 12/1/2036	305	391
Rev., 5.00%, 12/1/2037	450	575
Rev., 5.00%, 12/1/2038	950	1,211
Rev., 5.00%, 12/1/2039	1,000	1,272
Rev., 5.00%, 12/1/2044	8,530	10,711
Lackawanna County Industrial Development Authority, University of Scranton Rev., 5.00%, 11/1/2021	10	10
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 4.00%, 12/1/2024	155	159
Series 2019, Rev., 4.00%, 12/1/2025	150	154
Series 2019, Rev., 4.00%, 12/1/2026	150	153
Series 2019, Rev., 4.00%, 12/1/2027	200	204
Series 2019, Rev., 4.00%, 12/1/2028	205	209
Series 2019, Rev., 4.00%, 12/1/2029	250	254
Series 2019, Rev., 4.00%, 12/1/2030	300	302
Series 2019, Rev., 4.00%, 12/1/2031	300	302
Series 2019, Rev., 4.00%, 12/1/2032	435	434

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019, Rev., 4.00%, 12/1/2033	400	397
Series 2019, Rev., 4.00%, 12/1/2034	165	164
Series 2019, Rev., 4.00%, 12/1/2035	175	173
Series 2019, Rev., 4.00%, 12/1/2036	175	172
Series 2019, Rev., 4.00%, 12/1/2037	100	98
Series 2019, Rev., 4.00%, 12/1/2038	100	97
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021(d)	8,855	9,098

		29,421

Other Revenue — 0.3%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	1,275	1,461
Rev., 5.00%, 6/1/2025	1,875	2,204
Rev., 5.00%, 6/1/2026	1,120	1,343
Rev., 5.00%, 6/1/2027	1,500	1,832
Rev., 5.00%, 6/1/2028	2,620	3,258
Rev., 5.00%, 6/1/2029	1,120	1,383
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., VRDO, 0.60%, 12/1/2020(d)	4,450	4,450

		15,931

Prerefunded — 0.0%(b)
Commonwealth of Pennsylvania
Series I, GO, 5.00%, 4/1/2026(c)	2,465	2,796
Series 1, GO, 5.00%, 6/15/2026(c)	50	59
Series 2011, GO, 5.00%, 11/15/2026(c)	100	107

		2,962

Transportation — 0.1%
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	290
Pennsylvania Turnpike Commission
Series A-1, Rev., 3.00%, 12/1/2020	15	15
Series 2019A, Rev., 5.00%, 12/1/2020	150	153
Series A, Rev., 5.00%, 12/1/2032	1,750	2,198
Series A, Rev., 5.00%, 12/1/2033	1,240	1,549
Series A, Rev., 5.00%, 12/1/2034	1,400	1,742
Series A, Rev., 5.00%, 12/1/2035	2,000	2,476
Pennsylvania Turnpike Commission, Motor License Series B-1, Rev., 5.00%, 12/1/2020	10	10

		8,433

Water & Sewer — 0.1%
Allegheny County Sanitary Authority, Sewer Rev., AGM, 4.00%, 12/1/2035	5	6
Bucks County Water and Sewer Authority Rev., 4.00%, 6/1/2020	50	50
Erie City Water Authority
Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,616
Series B, Rev., AGM, 5.00%, 12/1/2033	800	1,042
Series 2018D, Rev., 4.00%, 12/1/2036	35	41
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,820
Pittsburgh Water and Sewer Authority, First Lien
Series 2013A, Rev., AGM, 5.00%, 9/1/2020	65	66
Series 2019A, Rev., 5.00%, 9/1/2020	300	303
Reading Area Water Authority, Capital Appreciation Rev., AGM, Zero Coupon, 12/1/2020	15	15

		4,959

Total Pennsylvania		213,668

Puerto Rico — 0.2%
Other Revenue — 0.2%
Puerto Rico Public Finance Corp. (Puerto Rico) Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026(c)	10,000	13,121

Rhode Island — 0.1%
General Obligation — 0.0%(b)
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2014 Series A, GO, 5.00%, 11/1/2025	1,000	1,150
State of Rhode Island, Consolidated Capital Development Loan
Series 2014D, GO, 5.00%, 8/1/2020	25	25
Series 2017B, GO, 5.00%, 8/1/2027	210	269
Series 2019A, GO, 4.00%, 5/1/2037	50	59

		1,503

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Housing — 0.0%(b)
Rhode Island Housing and Mortgage Finance Corp., Homeownership Series 62-A, Rev., 2.88%, 10/1/2020	10	10

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Series 2015B, Rev., 5.00%, 10/1/2023	20	23

Prerefunded — 0.1%
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Series 2012A, Rev., 5.00%, 10/1/2023(c)	1,750	1,941

Transportation — 0.0%(b)
Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund Series 2018A, Rev., 5.00%, 10/1/2024	25	29
Rhode Island Turnpike and Bridge Authority Motor Fuel Tax Series 2019A, Rev., 4.00%, 10/1/2044	480	528

		557

Total Rhode Island		4,034

South Carolina — 0.4%
Education — 0.1%
Berkeley County School District, Special Obligation
Rev., 5.00%, 12/1/2022	1,000	1,113
Rev., 5.00%, 12/1/2023	1,505	1,737
Charleston Educational Excellence Finance Corp., Installment Purchase Series 2013B, Rev., 5.00%, 12/1/2020	235	240
Scago Educational Facilities Corp. for Cherokee School District No. 1, South Carolina Project Rev., 5.00%, 12/1/2020	25	26

		3,116

General Obligation — 0.1%
County of Charleston Series 2013A, GO, 4.00%, 11/1/2020	100	102
Richland County School District No. 1 Series C, GO, SCSDE, 5.00%, 3/1/2025	4,000	4,779
Spartanburg County School District No. 7
Series 2019D, GO, SCSDE, 5.00%, 3/1/2043	3,960	5,007
Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	400	504

		10,392

Hospital — 0.1%
Lexington County Health Services District, Inc., Hospital, LexMed Obligated Group
Series 2017, Rev., 5.00%, 11/1/2029	575	695
Series 2017, Rev., 4.00%, 11/1/2030	750	849
Series 2017, Rev., 4.00%, 11/1/2031	500	561
Series 2017, Rev., 4.00%, 11/1/2032	535	595
Series 2017, Rev., 4.00%, 11/1/2033	200	221
Series 2017, Rev., 4.00%, 11/1/2034	250	276
South Carolina State Fiscal Accountability Authority, Department of Mental Health Project Rev., 5.00%, 10/1/2037	300	367

		3,564

Other Revenue — 0.0%(b)
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2023	35	40

Prerefunded — 0.1%
South Carolina Public Service Authority, Santee Cooper Series A, Rev., 5.75%, 12/1/2043(c)	5,000	5,930

Transportation — 0.0%(b)
Charleston County Airport District Rev., 5.00%, 7/1/2026	100	121

Utility — 0.0%(b)
Easley Combined Utility System
Rev., AGM, 4.00%, 12/1/2033	600	718
Rev., AGM, 4.00%, 12/1/2034	780	926

		1,644

Water & Sewer — 0.0%(b)
Beaufort-Jasper Water and Sewer Authority Series 2019A, Rev., 5.00%, 3/1/2029	25	34
City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2031	480	603

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Grand Strand Water and Sewer Authority, System Improvement Series 2011-A, Rev., 3.00%, 6/1/2020	50	50

		687

Total South Carolina		25,494

South Dakota — 0.0%(b)
General Obligation — 0.0%(b)
Brookings School District No. 005-1 GO, 4.00%, 7/1/2026	25	30
Rapid City Area School District No. 51-4, Capital Outlay
GO, 5.00%, 8/1/2024	420	494
GO, 5.00%, 8/1/2025	105	127
GO, 5.00%, 8/1/2026	260	322
GO, 5.00%, 8/1/2027	215	273
GO, 4.00%, 8/1/2028	1,115	1,326

		2,572

Prerefunded — 0.0%(b)
Harrisburg School District No. 41-2 GO, 4.00%, 7/15/2034(c)	55	58

Total South Dakota		2,630

Tennessee — 4.7%
Education — 0.1%
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series A, Rev., 5.00%, 11/1/2026	15	19
Series B, Rev., 5.00%, 11/1/2030	3,645	4,662
Series B, Rev., 5.00%, 11/1/2031	75	95

		4,776

General Obligation — 2.9%
City of Cleveland GO, 5.00%, 12/1/2023	50	58
City of Gatlinburg Series 2020A, GO, 5.00%, 6/1/2026	1,265	1,572
City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	59
City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	133
City of Memphis, General Improvement
Series D, GO, 5.00%, 7/1/2023	4,005	4,020
Series 2015A, GO, 5.00%, 4/1/2026	40	49
GO, 5.00%, 5/1/2028	2,680	3,534
GO, 5.00%, 5/1/2029	4,450	5,832
County of Anderson, Rural Elementary School Series A, GO, 5.00%, 5/1/2025	890	1,083
County of Anderson, Rural High School
Series B, GO, 5.00%, 5/1/2024	750	883
Series 2018B, GO, 5.00%, 5/1/2025	785	955
County of Blount Series B, GO, 5.00%, 6/1/2027	1,000	1,244
County of Hamilton
Series 2013B, GO, 3.00%, 3/1/2023	75	80
Series 2018A, GO, 5.00%, 4/1/2025	30	37
Series 2018A, GO, 5.00%, 4/1/2027	500	646
County of Knox GO, 5.00%, 6/1/2029	1,410	1,855
County of Loudon, Rural School Refunding GO, 5.00%, 6/1/2025	640	775
County of Madison GO, 5.00%, 5/1/2026	3,770	4,700
County of Montgomery Series 2020A, GO, 5.00%, 6/1/2027	595	761
County of Sevier GO, 5.00%, 6/1/2025	145	176
County of Shelby Series 2019B, GO, 5.00%, 4/1/2022	30	33
County of Shelby, Public Improvement Series A, GO, 4.00%, 4/1/2034	9,470	11,365
County of Sullivan, School Bonds GO, 4.00%, 5/1/2045	40	44
County of Sumner GO, 5.00%, 6/1/2020	45	45
County of Washington
Series B, GO, 5.00%, 6/1/2021	50	53
Series 2016A, GO, 4.00%, 6/1/2032	35	40
County of Williamson Series 2016A, GO, 5.00%, 4/1/2023	25	28
County of Williamson, Tennessee County District School Series B, GO, 5.00%, 4/1/2023(c)	10	11
County of Wilson
GO, 5.00%, 4/1/2022	10	11
GO, 5.00%, 4/1/2026	65	81
GO, 5.00%, 4/1/2029	3,590	4,841

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Franklin Special School District, School Improvement
Series 2019, GO, 5.00%, 6/1/2028	100	132
Series 2019, GO, 5.00%, 6/1/2030	300	402
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2024	15	18
GO, 5.00%, 7/1/2029	27,295	35,782
GO, 5.00%, 1/1/2031	15	18
GO, 4.00%, 7/1/2031	17,400	20,612
GO, 5.00%, 7/1/2031	10,000	12,904
GO, 4.00%, 7/1/2036	24,290	28,510
GO, 4.00%, 7/1/2037	16,205	18,892
Metropolitan Government of Nashville and Davidson, Public Improvement Series C, GO, 5.00%, 7/1/2030	5,500	6,564
Montgomery County GO, 5.00%, 4/1/2022	7,330	7,975

		176,813

Hospital — 0.4%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health
Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,182
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,171
Series A-1, Rev., 5.00%, 8/1/2034	750	867
Series A-1, Rev., 5.00%, 8/1/2035	500	575
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group
Series 2018A, Rev., 5.00%, 7/1/2031	4,500	4,767
Series 2018A, Rev., 5.00%, 7/1/2032	4,000	4,225
Series 2018A, Rev., 5.00%, 7/1/2033	5,300	5,585
Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital
Rev., 5.00%, 11/15/2025	855	1,009
Rev., 5.00%, 11/15/2027	800	976
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	2,080
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	3,626
Series 2019A, Rev., 5.75%, 10/1/2059	1,040	870

		26,933

Transportation — 0.3%
Metropolitan Nashville Airport Authority (The)
Series 2019A, Rev., 5.00%, 7/1/2031	850	1,079
Series 2019A, Rev., 5.00%, 7/1/2032	850	1,068
Series 2019A, Rev., 5.00%, 7/1/2033	825	1,028
Series 2019A, Rev., 5.00%, 7/1/2034	275	342
Series 2019A, Rev., 5.00%, 7/1/2035	545	673
Series 2019A, Rev., 5.00%, 7/1/2036	1,150	1,414
Series 2019A, Rev., 5.00%, 7/1/2037	1,750	2,143
Series 2019A, Rev., 5.00%, 7/1/2038	1,810	2,210
Series 2019A, Rev., 5.00%, 7/1/2039	1,800	2,190
Series 2019A, Rev., 5.00%, 7/1/2044	1,620	1,946
Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,644

		15,737

Utility — 1.0%
City of Knoxville, Tennessee Electric System Series 2017-II, Rev., 5.00%, 7/1/2023	25	28
Metropolitan Government of Nashville and Davidson County, Electric Revenue Series 2011A, Rev., 5.00%, 5/15/2021	35	37
Tennessee Energy Acquisition Corp. Series 2006B, Rev., 5.63%, 9/1/2026	5,000	5,780
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023(d)	22,170	23,652
Rev., 4.00%, 11/1/2025(d)	29,000	32,197

		61,694

Water & Sewer — 0.0%(b)
Metropolitan Government of Nashville & Davidson County, Water and Sewer Revenue, Subordinate Lien Rev., 5.00%, 7/1/2021	80	84

Total Tennessee		286,037

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Texas — 4.6%
Education — 0.7%
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2020	35	36
Clifton Higher Education Finance Corp., Idea Public Schools Series 2016B, Rev., 4.00%, 8/15/2021	45	47
Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Rev., PSF-GTD, 4.00%, 2/15/2028	250	298
Houston Community College System
Rev., 5.00%, 4/15/2023	25	28
Rev., 4.00%, 4/15/2031	25	29
Houston Independent School District Public Facility Corp., School Project Rev., 5.00%, 9/15/2020	60	61
Permanent University Fund, Texas A&M University System
Rev., 5.00%, 7/1/2020	50	50
Series A, Rev., 5.25%, 7/1/2028	2,015	2,474
Permanent University Fund, University of Texas System Series 2016A, Rev., 5.00%, 7/1/2023	35	40
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.00%, 9/1/2020	750	757
Texas A&M University, Financing System
Series E, Rev., 5.00%, 5/15/2026	2,840	3,569
Series 2017C, Rev., 5.00%, 5/15/2027	75	97
University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	36
University of North Texas, Improvement Bonds
Series 2017A, Rev., 5.00%, 4/15/2031	500	623
Series 2015A, Rev., 5.00%, 4/15/2040	50	58
University of Texas System (The), Financing System
Series 2012A, Rev., 4.00%, 8/15/2020	20	20
Series 2014B, Rev., 5.00%, 8/15/2023	35	40
Series 2016E, Rev., 5.00%, 8/15/2026	25	32
Series 2016J, Rev., 5.00%, 8/15/2027	50	63
Series 2020A, Rev., 5.00%, 8/15/2030	25,615	35,628

		43,986

General Obligation — 1.9%
Alto Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2030	25	33
Amarillo College, Limited Tax GO, 4.00%, 2/15/2023	65	71
Arlington Independent School District, Unlimited Tax School Building
GO, PSF-GTD, 5.00%, 2/15/2031	40	53
GO, PSF-GTD, 4.00%, 2/15/2036	25	30
Austin Community College District, Limited Tax GO, 5.00%, 8/1/2030	35	45
Austin Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 8/1/2020	35	35
Belton Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2032	25	29
Bexar County Hospital District, Limited Tax GO, 4.00%, 2/15/2036	25	29
Bexar County Hospital District, Political Subdivision GO, 5.00%, 2/15/2024	85	99
Brazosport Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	45	56
Burleson Independent School District, Capital Appreciation GO, PSF-GTD, Zero Coupon, 8/1/2020	15	15
Carrollton-Farmers Branch Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	35	41
City of Arlington, Permanent Improvement
Series A, GO, 4.00%, 8/15/2024	25	29
GO, 5.00%, 8/15/2026	60	75
City of Austin GO, 5.00%, 9/1/2030	10	12
City of Austin, Public Improvement
GO, 5.00%, 9/1/2028	125	157
GO, 5.00%, 9/1/2029	50	64
City of Baytown GO, 5.00%, 2/1/2023	65	73
City of Brenham, Combination Tax GO, 5.00%, 8/15/2020	140	141

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Carrollton GO, 4.00%, 8/15/2035	100	121
City of Carrollton, General Improvement GO, 5.00%, 8/15/2024	10	12
City of College Station GO, 5.00%, 2/15/2024	25	29
City of Conroe Series 2019B, GO, 5.00%, 11/15/2028	20	27
City of Copperas Cove, Combination Tax GO, 5.00%, 8/15/2027	20	26
City of Dallas
GO, 5.00%, 2/15/2028	10,005	11,535
GO, 5.00%, 2/15/2029	2,505	2,966
City of Dallas, General Improvement GO, 5.00%, 2/15/2023	150	168
City of Denton
GO, 5.00%, 2/15/2021	30	31
GO, 5.00%, 2/15/2025	25	30
GO, 5.00%, 2/15/2027	200	241
City of Edinburg, Combination Tax Series A, GO, 3.00%, 3/1/2021	10	10
City of El Paso
GO, 4.00%, 8/15/2031	75	87
Series 2020A, GO, 4.00%, 8/15/2034	1,000	1,213
Series 2020A, GO, 4.00%, 8/15/2035	750	906
Series 2020A, GO, 4.00%, 8/15/2036	1,000	1,203
City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson 2019 GO, 5.00%, 3/1/2028	30	39
City of Garland GO, 5.00%, 2/15/2030	1,175	1,560
City of Grand Prairie, Combination Tax
GO, 5.00%, 2/15/2026	20	25
Series 2019A, GO, 5.00%, 2/15/2029	20	26
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2028	2,700	3,142
Series A, GO, 5.00%, 3/1/2029	2,600	3,019
City of Irving, Combination Tax and Hotel Occupancy GO, 5.00%, 8/15/2028	40	52
City of Irving, Texas Combination and Hotel Occupancy Tax GO, 5.50%, 8/15/2027	2,785	3,713
City of Killeen GO, 4.00%, 8/1/2033	50	58
City of Laredo GO, 5.00%, 2/15/2023	45	50
City of League City GO, 5.00%, 2/15/2023	20	22
City of Longview, Improvement
GO, 5.00%, 6/1/2023	40	45
GO, 5.00%, 9/1/2023	25	29
City of Lubbock GO, 5.00%, 2/15/2026	2,800	3,268
City of Mansfield, Improvement Bonds
GO, 5.00%, 8/15/2020	10	10
GO, 5.00%, 2/15/2024	30	35
City of McAllen GO, 5.00%, 2/15/2029	355	462
City of McKinney GO, 4.00%, 8/15/2020	25	25
City of Mesquite, Refunding and Improvement GO, 5.00%, 2/15/2023	40	45
City of Midland GO, 5.00%, 3/1/2024	55	64
City of Pflugerville GO, 5.00%, 8/1/2026	25	31
City of Pflugerville, Combination Tax GO, 5.00%, 8/1/2033	30	39
City of Plano
GO, 5.00%, 9/1/2028	2,210	2,815
GO, 5.00%, 9/1/2029	1,855	2,361
City of Richardson GO, 2.00%, 2/15/2021	25	25
City of San Antonio, Combination Tax
GO, 5.00%, 2/1/2023	30	34
GO, 5.00%, 2/1/2025	100	121
GO, 5.00%, 8/1/2026	80	101
City of San Antonio, General Improvement
GO, 5.00%, 2/1/2021	50	52
GO, 5.00%, 8/1/2027	140	181
City of Temple, Bell County GO, 5.00%, 8/1/2026	35	44
City of the Colony, Combination Tax and Limited Surplus GO, 5.00%, 2/15/2023	25	28
City of Waco, Combination Tax GO, 5.00%, 2/1/2028	35	46
City of Waco, McLennan County GO, 5.00%, 2/1/2023	35	39
City of Wylie, Combination Tax GO, 4.00%, 2/15/2024	20	23
Clear Creek Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	20	23
Cleveland Independent School District, Unlimited Tax Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	104

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Comal Independent School District, School Building Series B, GO, PSF-GTD, 5.00%, 2/1/2023	100	112
Comal Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/1/2026	35	44
Corpus Christi Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2020	10	10
Counties of Collin and Denton, City of Frisco, Improvement GO, 5.00%, 2/15/2023	4,290	4,434
Counties of Harris and Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2025	5,140	5,311
Counties of Travis, Williamson and Hays, City of Austin, Public Improvement GO, 5.00%, 9/1/2022	8,120	8,988
County of Bexar GO, 5.00%, 6/15/2026	95	120
County of Brazos, Limited Tax GO, 5.00%, 9/1/2025	45	55
County of Collin, Community College District GO, 5.00%, 8/15/2029	11,990	15,440
County of Denton, Permanent Improvement GO, 5.00%, 7/15/2027	50	63
County of Hays, Unlimited Tax GO, 5.00%, 2/15/2031	45	58
County of Hidalgo Series 2018B, GO, 5.00%, 8/15/2028	25	33
County of Lubbock GO, 5.00%, 2/15/2023	45	51
County of Parker, Unlimited Tax GO, 5.00%, 2/15/2023	20	23
County of Tarrant, Refunding and Improvement, Limited Tax GO, 5.00%, 7/15/2020	105	106
County of Travis, Limited Tax GO, 5.00%, 3/1/2023	170	192
County of Williamson, Limited Tax GO, 5.00%, 2/15/2027	50	64
Cypress-Fairbanks Independent School District, Unlimited Tax, School Building Bonds
GO, PSF-GTD, 5.00%, 2/15/2026	55	69
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	33
Dallas Independent School District, Unlimited Tax GO, 5.00%, 2/15/2031	30	39
Del Mar College District, Limited Tax
GO, 3.25%, 8/15/2020	10	10
Series 2018A, GO, 5.00%, 8/15/2020	10	10
El Paso Independent School District, School Building GO, PSF-GTD, Zero Coupon, 8/15/2020	20	20
El Paso Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2020	135	136
Fort Bend County Municipal Utility District No. 185, Unlimited Tax GO, AGM, 5.25%, 9/1/2020	10	10
Fort Bend County Municipal Utility District No. 25
GO, 4.00%, 10/1/2022	100	108
GO, 4.00%, 10/1/2023	150	167
GO, 4.00%, 10/1/2024	375	428
Fort Bend Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	45
Frisco Independent School District, School Building, Unlimited Tax
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2026	75	93
GO, PSF-GTD, 5.00%, 8/15/2031	150	198
Galena Park Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2020	10	10
Garland Independent School District, School Building Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	12
Georgetown Independent School District, Unlimited Tax Series 2019-D, GO, 4.00%, 8/15/2033	30	36
Goose Creek Consolidated Independent School District, Unlimited Tax, School Building Bonds Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2027	30	38
Grapevine-Colleyville Independent School District, Unlimited Tax, School Building Bonds GO, PSF-GTD, 5.00%, 8/15/2027	1,000	1,221

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Harris County, Road Series A, GO, 5.00%, 10/1/2022	5,000	5,079
Harris County, Unlimited Tax Series 2015A, GO, 5.00%, 10/1/2026	350	432
Harris Montgomery Counties Municipal Utility District No. 386, Unlimited Tax GO, AGM, 3.00%, 9/1/2020	20	20
Haskell Consolidated Independent School District GO, PSF-GTD, 5.00%, 2/15/2029	10	12
Houston Community College System, Limited Tax GO, 5.00%, 2/15/2026	100	124
Houston Independent School District GO, 5.00%, 7/15/2031	9,700	12,620
Houston Independent School District, Limited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2023	25	28
Hudsonville Public Schools, School Building Bonds, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2031	165	224
Hurst-Euless-Bedford Independent School District, Unlimited Tax Series 2017A, GO, 5.00%, 8/15/2024	80	95
Irving Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	50	56
Keller Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 5.00%, 8/15/2030	25	31
Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2035	25	32
La Porte Independent School District GO, 4.00%, 2/15/2030	20	23
Lake Travis Independent School District, School Building, Unlimited Tax Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2029	35	44
Lancaster Independent School District, Unlimited Tax Series 2015-C, GO, 5.00%, 2/15/2033	45	53
Leander Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, Zero Coupon, 8/15/2021	90	90
Lewisville Independent School District
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	12
Series A, GO, PSF-GTD, 4.00%, 8/15/2026	505	592
Lewisville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2020	55	56
GO, 5.00%, 8/15/2023	20	23
GO, PSF-GTD, 5.00%, 8/15/2026	35	44
Lone Star College System, Limited Tax Series 2017A, GO, 5.00%, 8/15/2020	50	50
Longview Independent School District GO, PSF-GTD, 5.00%, 2/15/2025	80	97
Lufkin Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2025	40	49
Manor Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2020	25	25
Missouri City, Fort Bend and Harris Counties
GO, 5.00%, 6/15/2020	100	100
GO, 5.00%, 6/15/2023	55	63
New Caney Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2051	1,000	1,159
North East Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	85	101
Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2031	250	329
Northside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 6/15/2020	30	30
Pearland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	25	29
Pharr San Juan Alamo Independent School District GO, PSF-GTD, 5.00%, 2/1/2024	75	87

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Port Authority of Houston of Harris County Texas, Unlimited Tax Series 2015A, GO, 5.00%, 10/1/2023	25	29
San Jacinto College District
Series 2019A, GO, 5.00%, 2/15/2023	25	28
Series 2016A, GO, 5.00%, 2/15/2024	75	88
Series 2016B, GO, 5.00%, 2/15/2024	20	23
South Texas College GO, 5.00%, 8/15/2023	40	46
State of Texas, Transportation Commission Mobility Fund Series 2017B, GO, 5.00%, 10/1/2030	11,185	14,432
State of Texas, Unrefunded Water Final Assistance Series 2018B-3, GO, 5.00%, 8/1/2020	20	20
Town of Addison GO, 4.00%, 2/15/2023	100	110
United Independent School District, Capital Appreciation GO, PSF-GTD, Zero Coupon, 8/15/2020	50	50
Waxahachie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2041	25	27
Weslaco Independent School District, Maintenance Tax Notes GO, AGM, 5.00%, 2/15/2028	25	31

		115,928

Hospital — 0.0%(b)
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Series 2015-1, Rev., 5.00%, 10/1/2020	10	10
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2028	185	212
North Central Texas Health Facility Development Corp., Children’s Medical Center of Dallas Project Rev., 5.00%, 8/15/2020	25	25
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2018A, Rev., 5.00%, 7/1/2021	20	21
Series 2018A, Rev., 5.00%, 7/1/2025	150	178
Series 2018A, Rev., 5.00%, 7/1/2028	40	50
Series 2018B, Rev., 5.00%, 7/1/2033	100	118
Tarrant County Cultural Education Facilities Finance Corp., Cook Children’s Medical Center
Rev., 5.00%, 12/1/2027	50	64
Rev., 5.00%, 12/1/2029	25	33
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Rev., 5.00%, 2/15/2026	50	61

		772

Other Revenue — 0.1%
Dallas Area Rapid Transit, Senior Lien, Sales Tax
Rev., 5.00%, 12/1/2029	50	68
Series 2020A, Rev., 5.00%, 12/1/2030	45	61
Rev., 5.00%, 12/1/2031	45	59
Harris County-Houston Sports Authority, Senior Lien
Series 2014B, Rev., 5.00%, 11/15/2020	10	10
Series A, Rev., AGM, 5.00%, 11/15/2024	30	34
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project Series A, Rev., 5.00%, 5/15/2028	3,800	3,956
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series 2015A, Rev., 5.00%, 8/15/2020	25	25
Rev., 5.00%, 11/1/2023	25	29
Midtown Redevelopment Authority, Tax Increment
Rev., 5.00%, 1/1/2027	250	311
Rev., 5.00%, 1/1/2028	100	127
Rev., 5.00%, 1/1/2029	200	259
Rev., 5.00%, 1/1/2030	315	414
Nueces River Authority Rev., 5.00%, 7/15/2020	35	35

		5,388

Prerefunded — 0.2%
Beaumont Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2036(c)	45	47
City of Victoria, Utility System
Rev., 5.00%, 12/1/2027(c)	300	350
Rev., 5.00%, 12/1/2028(c)	305	356
Rev., 5.00%, 12/1/2029(c)	360	420
Rev., 5.00%, 12/1/2030(c)	270	315
Rev., 5.00%, 12/1/2031(c)	430	501
Rev., 5.00%, 12/1/2032(c)	540	628
Rev., 5.00%, 12/1/2034(c)	500	583

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dallas-Fort Worth International Airport, Joint Improvement Series A, Rev., 5.00%, 11/1/2042(c)	80	82
North Texas Tollway Authority System, Special Projects System
Series 2011A, Rev., 5.50%, 9/1/2036(c)	1,000	1,065
Series 2011A, Rev., 5.50%, 9/1/2041(c)	3,000	3,195
Series A, Rev., 6.00%, 9/1/2041(c)	3,000	3,212
North Texas Tollway Authority, Special Projects System Series 2011D, Rev., 5.25%, 9/1/2025(c)	25	27

		10,781

Transportation — 0.6%
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2033	500	558
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	5,585
City of Houston, Airport System, Subordinate Lien
Series 2018C, Rev., AMT, 5.00%, 7/1/2027	175	210
Series 2018B, Rev., 5.00%, 7/1/2030	85	104
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	295
City of Laredo, International Toll Bridge System Series 2014B, Rev., 5.00%, 10/1/2020	10	10
County of Fort Bend, Toll Road, Senior Lien Rev., 5.00%, 3/1/2041	225	260
Dallas Area Rapid Transit, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2048	9,905	11,503
Dallas-Fort Worth International Airport
Series F, Rev., 5.00%, 11/1/2024	5,000	5,599
Series B, Rev., 5.00%, 11/1/2035	4,000	4,056
Dallas-Fort Worth International Airport, Unlimited Tax Series 2012G, Rev., 5.00%, 11/1/2024	25	25
Grand Parkway Transportation Corp., TELA Supported Series 2018A, Rev., 5.00%, 10/1/2034	45	57
Harris County Toll Road Authority (The), Senior Lien
Series 2018A, Rev., 5.00%, 8/15/2023	35	40
Series 2018A, Rev., 5.00%, 8/15/2024	30	36
Harris County, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	4,500	5,612
Series 2016A, Rev., 5.00%, 8/15/2036	60	73
North Texas Tollway Authority System, First Tier Series 2017A, Rev., 5.00%, 1/1/2030	1,140	1,359
North Texas Tollway Authority System, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	550	609
Series 2017B, Rev., 5.00%, 1/1/2027	950	1,118
Series 2017B, Rev., 5.00%, 1/1/2030	1,100	1,281
Texas Transportation Commission State Highway Fund, First Tier Rev., 5.00%, 10/1/2020	20	20

		38,410

Utility — 0.4%
City of Austin, Electric Utility Series 2015A, Rev., 5.00%, 11/15/2024	105	126
City of Houston, Combined Utility System, First Lien
Series 2014C, Rev., 5.00%, 5/15/2023	20	23
Series 2016B, Rev., 4.00%, 11/15/2031	25	29
Series 2016B, Rev., 5.00%, 11/15/2036	1,435	1,753
Series 2016B, Rev., 4.00%, 11/15/2037	40	46
Series 2016B, Rev., 4.00%, 11/15/2040	50	57
City of Houston, Combined Utility System, Junior Lien
Series 1999A, Rev., AGM, Zero Coupon, 12/1/2020(c)	100	100
Series A, Rev., AGM, 5.75%, 12/1/2032(c)	2,000	3,059
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2023	35	39
Rev., 5.00%, 2/1/2026	6,000	7,446
Rev., 5.00%, 2/1/2028	310	406
Rev., 5.00%, 2/1/2029	100	127
Rev., 5.00%, 2/1/2036	30	40

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Matagorda County Navigation District No. 1, Central Power and Light Co. Project Rev., 2.60%, 11/1/2029	4,625	4,595
Texas Municipal Gas Acquisition and Supply Corp. I Series D, Rev., 6.25%, 12/15/2026	4,455	5,118

		22,964

Water & Sewer — 0.7%
City of Austin, Water and Wastewater System
Rev., 5.00%, 11/15/2020(c)	10	10
Rev., 5.00%, 11/15/2023	50	58
Series 2015A, Rev., 5.00%, 11/15/2023	25	29
City of Fort Worth, Water and Sewer System
Rev., 5.00%, 2/15/2021	25	26
Series 2015A, Rev., 5.00%, 2/15/2023	35	39
City of Irving, Waterworks and Sewer System, New Lien Rev., 5.00%, 8/15/2029	20	26
City of Laredo, Waterworks and Sewer System
Rev., 4.00%, 3/1/2035	30	35
Rev., 4.00%, 3/1/2040	100	110
Coastal Water Authority, City of Houston Projects
Rev., 5.00%, 12/15/2022	3,160	3,240
Rev., 5.00%, 12/15/2025	5,115	5,241
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System
Rev., 5.00%, 6/1/2020	15	15
Rev., 5.00%, 6/1/2027	15	19
North Texas Municipal Water District, Water System
Rev., 5.00%, 6/1/2027	15	19
Series 2016, Rev., 5.00%, 9/1/2027	2,900	3,627
North Texas Municipal Water District, Water System and Improvement Rev., 5.00%, 9/1/2035	20	24
San Antonio Water System, Junior Lien
Series 2015B, Rev., 5.00%, 5/15/2023	35	40
Series 2020A, Rev., 5.00%, 5/15/2031	100	137
Series C, Rev., 5.00%, 5/15/2031	1,125	1,398
Tarrant Regional Water District, Water Control and Improvement District Rev., 4.00%, 3/1/2031	25	29
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2038	45	58
Texas Water Development Board, State Water Implementation
Series 2019A, Rev., 5.00%, 4/15/2023	25	28
Series 2018A, Rev., 5.00%, 10/15/2026	30	38
Series 2018A, Rev., 5.00%, 10/15/2027	275	361
Series 2018B, Rev., 5.00%, 10/15/2027	175	229
Series 2018B, Rev., 5.00%, 4/15/2030	7,000	9,318
Trinity River Authority Central Regional Wastewater System
Rev., 5.00%, 8/1/2028	25	33
Rev., 5.00%, 8/1/2029	20	26
Trinity River Authority, Water Project Rev., 4.00%, 2/1/2027	225	271
West Harris County Regional Water Authority
Rev., 5.00%, 12/15/2028	660	877
Rev., 5.00%, 12/15/2029	500	678
Rev., 5.00%, 12/15/2030	1,800	2,429
Rev., 5.00%, 12/15/2032	910	1,207
Rev., 5.00%, 12/15/2033	700	923
Rev., 5.00%, 12/15/2034	1,100	1,444
Rev., 5.00%, 12/15/2035	1,160	1,514
Rev., 5.00%, 12/15/2036	1,325	1,720
Rev., 5.00%, 12/15/2037	1,000	1,293
Rev., 5.00%, 12/15/2038	1,000	1,289
Rev., 5.00%, 12/15/2039	1,165	1,496

		39,354

Total Texas		277,583

Utah — 0.6%
Education — 0.0%(b)
Local Building Authority of Alpine School District Rev., 5.00%, 3/15/2025	75	91
University of Utah (The), Board of Regents
Series 2013A, Rev., 5.00%, 8/1/2023	25	29
Series 2015B, Rev., 5.00%, 8/1/2023	40	46
Series 2014A-1, Rev., 5.00%, 8/1/2024	15	18
Series 2017A, Rev., 5.00%, 8/1/2032	40	50
Series 2019A, Rev., 5.00%, 8/1/2032	70	91

		325

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.4%
Alpine School District, School Building Guaranty Program Series 2019B, GO, 5.00%, 3/15/2026	50	63
Box Elder County School District, School Bond Guaranty Program GO, 2.00%, 7/15/2020	50	50
Canyons School District, Utah School Bond Guaranty Program GO, 4.00%, 6/15/2021	115	120
Central Utah Water Conservancy District, Limited Tax Series 2011B, GO, 5.25%, 4/1/2022	1,000	1,042
City of Orem
GO, 5.00%, 12/1/2025	440	546
GO, 5.00%, 12/1/2026	155	198
GO, 5.00%, 12/1/2027	520	682
GO, 5.00%, 12/1/2028	565	759
City of Provo GO, 5.00%, 2/1/2027	1,230	1,576
Davis School District, School Guaranty Program Series 2019A, GO, 5.00%, 6/1/2031	35	47
Jordan School District, School Building GO, 5.00%, 6/15/2026	950	1,163
Ogden City School District
GO, 5.00%, 6/15/2031	1,890	2,557
GO, 5.00%, 6/15/2032	1,940	2,603
State of Utah GO, 5.00%, 7/1/2029	4,925	6,382

		17,788

Hospital — 0.0%(b)
County of Utah Hospital, IHC Health Services, Inc.
Series 2018A, Rev., 5.00%, 5/15/2032	25	32
Series 2018A, Rev., 5.00%, 5/15/2034	70	87
Series 2018A, Rev., 5.00%, 5/15/2038	30	37

		156

Other Revenue — 0.1%
City of Park City Rev., 5.00%, 6/15/2026	2,165	2,701
County of Davis, Sales Tax Series 2019B, Rev., 5.00%, 4/1/2026	30	38
County of Utah Hospital, Transportation Sales Tax Rev., 5.00%, 12/1/2023	35	41
County of Utah, Excise Tax
Rev., 5.00%, 12/1/2031	240	322
Rev., 5.00%, 12/1/2032	330	438
Salt Lake City Corp., Sales Tax Rev., 5.00%, 2/1/2031	220	277
Utah Infrastructure Agency, Tax-Exempt Telecommunications Bond
Series A, Rev., 5.00%, 10/15/2023	620	650
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,535
Series A, Rev., 5.00%, 10/15/2028	1,000	1,067
Series 2018A, Rev., 5.25%, 10/15/2033	965	1,018
Utah Transit Authority, Sales Tax
Series 2008A, Rev., 5.25%, 6/15/2022	25	28
Rev., 4.00%, 12/15/2031	40	44
West Jordan Municipal Building Authority Rev., 5.00%, 10/1/2023	5	6
West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2039	30	36

		8,201

Prerefunded — 0.0%(b)
Jordan Valley Water Conservancy District Series 2011B, Rev., 5.00%, 10/1/2023(c)	15	16
Metropolitan Water District of Salt Lake and Sandy Series A, Rev., 5.00%, 7/1/2029(c)	2,000	2,199
Utah Infrastructure Agency, Telecommunications and Franchise Tax Rev., 5.00%, 10/15/2028(c)	25	29
Utah State Board of Regents, University of Utah Hospital Rev., 5.00%, 8/1/2021(c)	100	101

		2,345

Transportation — 0.0%(b)
Salt Lake City Corp. Airport
Series 2018A, Rev., AMT, 5.00%, 7/1/2027	140	168
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	120	143
Series 2018B, Rev., 5.00%, 7/1/2048	25	29

		340

Utility — 0.0%(b)
City of Salt Lake City, Public Utilities Series 2017, Rev., 5.00%, 2/1/2032	10	12

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.1%
Utah Water Finance Agency, Loan Financing Program
Series 2019A, Rev., 5.00%, 3/1/2028	50	65
Series B, Rev., 5.00%, 3/1/2031	1,685	2,230
Series B, Rev., 5.00%, 3/1/2032	800	1,048
Series B, Rev., 5.00%, 3/1/2033	660	858
Series 2017C, Rev., 5.00%, 3/1/2034	350	432

		4,633

Total Utah		33,800

Vermont — 0.1%
Education — 0.0%(b)
University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2024	25	29
Vermont Educational and Health Buildings Financing Agency, Middlebury College Project Series A, Rev., 5.00%, 11/1/2023	20	22

		51

General Obligation — 0.1%
City of Burlington, Public Improvement
Series 2019A, GO, 5.00%, 11/1/2028	300	396
Series 2019A, GO, 5.00%, 11/1/2029	450	606
Series 2019A, GO, 5.00%, 11/1/2030	300	401
Series 2019A, GO, 5.00%, 11/1/2031	450	597
Series 2019A, GO, 5.00%, 11/1/2032	530	698
Series 2019A, GO, 5.00%, 11/1/2033	750	980
Series 2019A, GO, 4.00%, 11/1/2034	125	148
Series 2019A, GO, 4.00%, 11/1/2035	310	366
State of Vermont Series 2012D, GO, 4.00%, 8/15/2020	30	30

		4,222

Other Revenue — 0.0%(b)
Vermont Municipal Bond Bank Series 2017-4, Rev., 5.00%, 12/1/2027	25	32

Total Vermont		4,305

Virginia — 2.1%
Education — 0.1%
Lexington Industrial Development Authority, Washington and Lee University
Series 2018A, Rev., 5.00%, 1/1/2022	100	108
Series 2018A, Rev., 5.00%, 1/1/2023	120	135
Series 2018A, Rev., 5.00%, 1/1/2027	250	319
Series 2018A, Rev., 5.00%, 1/1/2028	200	263
Virginia College Building Authority, 21st Century College Equipment Programs
Series 2009E-1, Rev., 5.00%, 2/1/2022	20	22
Series 2016A, Rev., 5.00%, 2/1/2022	40	43
Series 2009E-1, Rev., 5.00%, 2/1/2023	55	62
Series 2017E, Rev., 5.00%, 2/1/2028	20	26
Virginia College Building Authority, Education Facilities, Public Higher Education Financing Series B, Rev., 5.00%, 9/1/2024	250	298
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project Rev., NATL-RE, 5.25%, 1/1/2026	5,045	5,861
Virginia College Building Authority, Va Educational Facility, Washington and Lee University Rev., NATL-RE, 5.25%, 1/1/2031	30	40
Virginia Public School Authority Series 2015A, Rev., 5.00%, 8/1/2028	30	37
Virginia Public School Authority, Prince William County, School Financing Bonds Rev., 5.00%, 8/1/2024	40	48
Virginia Public School Authority, School Financing Bonds Series 2017B, Rev., 5.00%, 8/1/2027	115	148
Virginia Public School Authority, School Financing Bonds, 1997 Resolution
Series 2012A, Rev., 5.00%, 8/1/2020	15	15
Series 2012A, Rev., 5.00%, 8/1/2024	50	55
Virginia Public School Authority, Technology and Security Notes Series VI, Rev., 5.00%, 4/15/2023	70	79

		7,559

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 1.0%
Albemarle County, School Bonds GO, 3.00%, 6/1/2020	10	10
City of Alexandria
Series 2017D, GO, 5.00%, 7/1/2022	115	127
Series 2017C, GO, 5.00%, 7/1/2026	4,065	5,152
City of Alexandria, Capital Improvement Series 2018C, GO, 5.00%, 7/15/2029	45	60
City of Fredericksburg Series 2011A, GO, 4.50%, 7/15/2020(c)	15	15
City of Hampton, Public Improvement Series 2018A, GO, 5.00%, 9/1/2027	10	13
City of Harrisonburg, Public Improvement Series 2010B, GO, 4.00%, 7/15/2020	10	10
City of Portsmouth
Series D, GO, 5.00%, 7/15/2020(c)	10	10
Series A, GO, 5.00%, 7/15/2029	5,215	6,748
City of Richmond, Public Improvement
Series 2017D, GO, 5.00%, 3/1/2025	35	43
Series 2017D, GO, 5.00%, 3/1/2029	7,750	10,471
City of Virginia Beach, Public Improvement Series 2017A, GO, 5.00%, 4/1/2028	95	126
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2030	135	179
County of Arlington, Public Improvement GO, 5.00%, 8/15/2029	7,455	9,734
County of Chesterfield, Public Improvement Series 2018A, GO, 5.00%, 1/1/2027	30	38
County of Fairfax, Public Improvement
Series 2020A, GO, 5.00%, 10/1/2034	5,000	6,767
Series 2020A, GO, 5.00%, 10/1/2035	5,000	6,731
Series 2020A, GO, 5.00%, 10/1/2036	5,030	6,741
County of Henrico, Public Improvement
GO, 5.00%, 8/1/2024	10	12
GO, 5.00%, 7/15/2025	25	31
County of Prince William, Public Improvement Series 2010A, GO, 2.75%, 8/1/2020	50	50
County of Spotsylvania, Public Improvement GO, 5.00%, 1/15/2022	65	70

		53,138

Hospital — 0.0%(b)
Norfolk Economic Development Authority, Sentara Healthcare Series 2012B, Rev., 5.00%, 11/1/2020	25	25
Roanoke Economic Development Authority, Carilion Clinic Obligated Group
Series 2020A, Rev., 4.00%, 7/1/2035	700	830
Series 2020A, Rev., 4.00%, 7/1/2036	1,000	1,180
Winchester Economic Development Authority, Valley Health System Obligated Group Rev., 5.00%, 1/1/2021	40	41

		2,076

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Albermarle County Economic Development Authority, Virginia Public Facility Rev., 5.00%, 6/1/2021	50	52
Arlington County Industrial Development Authority Rev., 5.00%, 2/15/2022	75	81
Culpeper County Economic Development Authority, Virginia Capital Project Rev., 5.00%, 6/1/2022	75	82
Powhatan County Economic Development Authority, Virginia Capital Projects Rev., 5.00%, 10/15/2025	25	31
Virginia Beach Development Authority, Public Facility
Series B, Rev., 5.00%, 7/15/2024	5,000	5,944
Series 2015A, Rev., 5.00%, 3/1/2025	1,925	2,335
Series B, Rev., 5.00%, 7/15/2025	2,635	3,234

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wise County Industrial Development Authority, Solid Waste and Sewage Disposal Series 2010A, Rev., VRDO, 1.20%, 5/31/2024(d)	5,470	5,470

		17,229

Other Revenue — 0.0%(b)
County of Fairfax, Public Improvement Series 2016A, Rev., 4.00%, 7/15/2038	50	58
Loudoun County Economic Development Authority, Public Facilities Project Series 2015A, Rev., 5.00%, 12/1/2020	35	36
Virginia Beach Development Authority, Westminster-Canterbury On Chesapeake Bay Rev., 5.00%, 9/1/2021	30	31
Virginia Public Building Authority, Public Facilities
Series 2012A, Rev., 5.00%, 8/1/2020	50	49
Series 2016B, Rev., 5.00%, 8/1/2023	25	29
Virginia Resources Authority Series 2019C, Rev., 5.00%, 11/1/2029	25	34
Virginia Resources Authority, Tax-Exempt Infrastructure Bonds Series A, Rev., 5.00%, 11/1/2022	40	45

		282

Prerefunded — 0.0%(b)
Virginia Commonwealth Transportation Board Series 2013A, Rev., GAN, 5.00%, 9/15/2027(c)	30	34

Transportation — 0.5%
Hampton Roads Transportation Accountability Commission, Senior Lien
Series 2018A, Rev., 5.00%, 7/1/2027	45	58
Series 2018A, Rev., 5.00%, 7/1/2030	640	830
Northern Virginia Transportation Authority
Rev., 5.00%, 6/1/2024	400	474
Rev., 5.00%, 6/1/2033	2,035	2,381
Rev., 5.00%, 6/1/2034	2,285	2,670
Peninsula Ports Authority, Dominion Term Association Project Rev., 1.70%, 10/1/2022(d)	1,550	1,560
Virginia Commonwealth Transportation Board
Series 2012A, Rev., GAN, 4.50%, 3/15/2022	65	70
Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	20	23
Rev., 5.00%, 3/15/2024	20	23
Series 2017, Rev., 5.00%, 9/15/2024	15	18
Rev., 5.00%, 3/15/2026	20	25
Series 2017A, Rev., 5.00%, 5/15/2032	35	44
Virginia Commonwealth Transportation Board, Capital Projects
Rev., 5.00%, 5/15/2023	85	97
Series 2017A, Rev., 5.00%, 5/15/2027	5,500	6,972
Series A, Rev., 5.00%, 5/15/2028	2,750	3,569
Series A, Rev., 5.00%, 5/15/2030	10,000	12,845
Virginia Commonwealth Transportation Board, Federal Transportation Rev., GAN, 5.00%, 9/15/2025	45	55
Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program Series 2014B, Rev., 5.00%, 5/15/2021	15	16

		31,730

Water & Sewer — 0.2%
City of Newport News Rev., 5.00%, 7/15/2024	10	12
City of Newport News, Water Project Rev., 5.00%, 7/15/2020	10	10
County of Henrico, Water and Sewer System Rev., 5.00%, 5/1/2027	225	283
Fairfax County Water Authority, Water Subseries B, Rev., 5.25%, 4/1/2025	3,500	4,312
Hampton Roads Sanitation District, Wastewater Subseries 2016A, Rev., 5.00%, 8/1/2020	30	30
Virginia Resources Authority, Clean Water State Revolving Fund Rev., 5.50%, 10/1/2022	7,390	8,304

		12,951

Total Virginia		124,999

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington — 4.4%
Certificate of Participation/Lease — 0.0%(b)
State of Washington, Local Agency Real and Personal Property
Series 2018C, COP, 5.00%, 7/1/2020	10	10
COP, 5.00%, 7/1/2034	1,050	1,326
State of Washington, State and Local Agency Personal Property
Series 2013B, COP, 4.00%, 7/1/2020	30	31
Series 2013A, COP, 5.00%, 7/1/2020	25	25
Series 2013A, COP, 5.00%, 7/1/2023	25	28
State of Washington, State and Local Agency Real and Personal Property
Series 2015C, COP, 5.00%, 7/1/2020	10	10
Series 2016A, COP, 5.00%, 7/1/2020	170	172
Series 2017A, COP, 5.00%, 7/1/2020	25	25
Series 2017A, COP, 5.00%, 7/1/2029	35	44
Series 2019A, COP, 5.00%, 1/1/2035	45	57
Series 2015C, COP, 4.00%, 1/1/2038	50	55
Series 2018B, COP, 5.00%, 7/1/2041	40	49

		1,832

Education — 0.0%(b)
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2023	25	29
Rev., 5.00%, 4/1/2029	1,860	2,353
Washington State University
Rev., 5.00%, 4/1/2030	40	47
Series 2012B, Rev., 4.00%, 4/1/2035	25	26

		2,455

General Obligation — 2.1%
Chelan County School District No. 228 Cascade, Unlimited Tax Series 2016, GO, 5.00%, 12/1/2027	90	113
City of Edmonds, Civic Park Improvements
GO, 5.00%, 12/1/2028	170	226
GO, 5.00%, 12/1/2029	175	235
City of Everett, Limited Tax GO, 5.00%, 12/1/2026	60	76
City of Seattle, Limited Tax Series 2015A, GO, 5.00%, 6/1/2024	50	59
City of Wenatchee, Limited Tax GO, 4.00%, 12/1/2034	70	84
Clark County School District No. 114 Evergreen, Unlimited Tax Series 2018, GO, 5.00%, 12/1/2024	15	18
Clark County, Vancouver School District No. 37 GO, 5.00%, 12/1/2027	25	32
County of Franklin, Limited Tax GO, AGM, 4.50%, 1/1/2037	20	21
County of King, Limited Tax
Series 2014A, GO, 5.00%, 12/1/2028	35	41
Series 2017B, GO, 4.00%, 6/1/2036	200	232
County of Snohomish, Limited Tax Series 2010A, GO, 4.00%, 12/1/2020	40	40
County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	32
Franklin County School District No. 1 Pasco, Unlimited Tax GO, 5.00%, 12/1/2026	30	36
Kennewick School District No. 17 Benton County GO, 5.00%, 12/1/2027	50	61
King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	148
King County Public Hospital District No. 2, EvergreenHealth, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2039	4,745	5,375
Series 2020A, GO, 4.00%, 12/1/2045	6,750	7,538
King County Rural Library District, Unlimited Tax GO, 4.00%, 12/1/2023	75	84
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2036	35	42
King County School District No. 405 Bellevue, Washington State School District Credit Enhancement Program, Unlimited Tax GO, 5.00%, 12/1/2023	25	29
King County School District No. 411 Issaquah, Unlimited Tax
GO, 2.00%, 12/1/2020	30	30
GO, 5.00%, 12/1/2020	100	102
GO, 5.00%, 12/1/2027	30	39
GO, 5.00%, 12/1/2030	205	265
GO, 4.00%, 12/1/2031	500	582
King County School District No. 412 Shoreline, Unlimited Tax GO, 5.00%, 12/1/2025	60	70

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
King County School District No. 415 Kent, Unlimited Tax GO, 4.00%, 12/1/2037	40	48
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2031	45	54
Pierce County, Franklin Pierce School District No. 402, Unlimited Tax GO, 5.00%, 12/1/2027	30	39
Pierce County, Peninsula School District No. 401, Unlimited Tax GO, 5.00%, 12/1/2033	55	72
Pierce County, Steilacoom Historical School District No. 1, Unlimited Tax GO, 5.00%, 12/1/2020	325	333
Pierce County, Tacoma School District No. 10, Unlimited Tax GO, 5.00%, 12/1/2027	45	55
Port of Tacoma, Limited Tax
Series 2016A, GO, 5.00%, 12/1/2030	15	19
Series 2016A, GO, 5.00%, 12/1/2031	25	31
Shoreline Fire Department GO, 5.00%, 12/1/2027	25	32
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/1/2020	200	205
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/1/2021	30	32
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/1/2023	85	99
Spokane and Whitman Counties School District No. 360 Cheney GO, 4.00%, 12/1/2030	100	119
Spokane County School District No. 81 Spokane
GO, 5.00%, 12/1/2031	30	40
GO, 5.00%, 12/1/2034	25	33
State of Washington
Series R-2015A, GO, 5.00%, 7/1/2020	140	141
Series R-2018C, GO, 5.00%, 8/1/2031	65	83
Series 2020A, GO, 5.00%, 8/1/2036	13,595	17,771
Series 2018B, GO, 5.00%, 8/1/2042	4,050	4,980
State of Washington, Local Agency Real and Personal Property Series B, GO, 5.00%, 2/1/2040	20,965	24,485
State of Washington, Motor Vehicle Fuel Tax
Series 2003C, GO, NATL-RE, Zero Coupon, 6/1/2020	50	50
Series B, GO, 5.00%, 8/1/2020	10	10
Series B-1, GO, 5.00%, 8/1/2020	10	10
Series 2014E, GO, 5.25%, 2/1/2022	25	27
Series 2018D, GO, 5.00%, 2/1/2025	75	91
Series 2017B, GO, 4.00%, 8/1/2026	90	108
Series R-2015H, GO, 5.00%, 7/1/2030	5,000	5,963
Series R-2016C, GO, 5.00%, 7/1/2030	30	37
State of Washington, Motor Vehicle Fuel Tax and Vehicle Related Fees Series 2020E, GO, 5.00%, 6/1/2038	3,675	4,811
State of Washington, Various Purpose
Series R-2014A, GO, 5.00%, 7/1/2020	75	75
Series R-2015E, GO, 5.00%, 7/1/2020	550	552
Series R-2017C, GO, 5.00%, 8/1/2020	65	66
Series R-2011A, GO, 5.00%, 1/1/2022	7,010	7,206
Series 2019C, GO, 5.00%, 2/1/2023	25	28
Series R-2011B, GO, 5.00%, 7/1/2023	7,260	7,288
Series R-2015C, GO, 5.00%, 7/1/2023	25	29
Series R-2017A, GO, 5.00%, 8/1/2023	100	115
Series 2018D, GO, 5.00%, 8/1/2024	35	42
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	5,067
Series R-2017A, GO, 5.00%, 8/1/2026	85	108
Series 2016C, GO, 5.00%, 2/1/2028	30	37
Series 2018C, GO, 5.00%, 2/1/2030	20	26
Series 2017A, GO, 5.00%, 8/1/2030	50	62
Series R-2015C, GO, 5.00%, 7/1/2031	100	119
Series R-2018C, GO, 5.00%, 8/1/2033	70	88
Series 2020C, GO, 5.00%, 2/1/2034	300	402
Series C, GO, 5.00%, 2/1/2037	14,430	18,172

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016A-1, GO, 5.00%, 8/1/2038	100	119
Series 2017D, GO, 5.00%, 2/1/2040	40	49
Series 2018A, GO, 5.00%, 8/1/2040	10,000	12,349
Series 2020C, GO, 5.00%, 2/1/2041	75	98
Tacoma Metropolitan Park District
GO, 5.00%, 12/1/2036	600	750
GO, 5.00%, 12/1/2037	1,750	2,182
Thurston and Pierce Counties Community Schools, Unlimited Tax
GO, 5.00%, 12/1/2027	30	39
GO, 4.00%, 12/1/2034	35	42
Whatcom County School District No. 501 Bellingham, Unlimited Tax
GO, 5.00%, 12/1/2020	25	26
GO, 4.00%, 12/1/2031	100	123
Whitman County Reorganized School District No. 300 Colfax GO, 5.00%, 12/1/2032	40	51
Yakima and Benton Counties School District No. 116-200 Grandview, Unlimited Tax GO, 5.00%, 12/1/2032	25	31
Yakima County School District No. 208 West Valley, Unlimited Tax GO, 4.00%, 12/1/2034	30	36

		130,765

Hospital — 0.3%
Washington Health Care Facilities Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	780	922
Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,182
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,171
Series A-2, Rev., 5.00%, 8/1/2032	1,000	1,171
Series A-1, Rev., 5.00%, 8/1/2034	1,250	1,444
Series A-2, Rev., 5.00%, 8/1/2034	1,000	1,155
Series A-1, Rev., 5.00%, 8/1/2035	750	863
Series A-2, Rev., 5.00%, 8/1/2035	1,000	1,150
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Rev., 5.00%, 1/1/2021	1,450	1,488
Washington Health Care Facilities Authority, Multicare Health System
Series 2017B, Rev., 5.00%, 8/15/2031	30	37
Series 2017B, Rev., 5.00%, 8/15/2034	35	42
Washington Health Care Facilities Authority, Providence Health and Services
Series B, Rev., 5.00%, 10/1/2020	10	10
Series 2012B, Rev., 4.00%, 10/1/2021(d)	2,000	2,087
Series B, Rev., 5.00%, 10/1/2021(d)	2,500	2,642
Series 2012A, Rev., 5.00%, 10/1/2026	390	423
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2025	50	60

		15,847

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Washington Economic Development Finance Authority, Washington Biomedical Research Properties Rev., 4.00%, 6/1/2020	25	25

Other Revenue — 0.8%
FYI Properties, State of Washington District Project — Green Bonds
Rev., 5.00%, 6/1/2030	35	44
Rev., 5.00%, 6/1/2031	5,650	7,073
Rev., 5.00%, 6/1/2032	235	292
Rev., 5.00%, 6/1/2033	5,345	6,605
Rev., 5.00%, 6/1/2034	5,990	7,380
Rev., 5.00%, 6/1/2035	7,200	8,833
Rev., 5.00%, 6/1/2036	4,915	6,005
Rev., 5.00%, 6/1/2037	7,395	9,008

		45,240

Prerefunded — 0.0%(b)
State of Washington, Various Purpose Series 2011B, GO, 5.00%, 2/1/2029(c)	10	10

Transportation — 0.1%
Central Puget Sound Regional Transit Authority, Green Bonds
Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	32
Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	50
Port of Seattle, Intermediate Lien
Series 2012A, Rev., 4.00%, 8/1/2021	25	26
Series B, Rev., 5.00%, 3/1/2032	4,000	4,513
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,119

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Washington, Federal Highway Grant Series 2012F, Rev., GRAN, 5.00%, 9/1/2020	45	46

		5,786

Utility — 0.9%
Chelan County Public Utility District No.1 Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2022	21,835	21,566
City of Lynnwood, Utility System Rev., 5.00%, 12/1/2026	40	51
City of Seattle, Municipal Light and Power Improvement Series A, Rev., 4.00%, 1/1/2048	2,000	2,261
City of Tacoma, Electric System
Series 2013B, Rev., 5.00%, 1/1/2023	35	39
Series 2017, Rev., 5.00%, 1/1/2028	35	45
Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2027	20,020	25,156
Energy Northwest, Columbia Generating Station
Series 2006A, Rev., 5.00%, 7/1/2020	10	10
Rev., 5.00%, 7/1/2031	30	36
Series 2018C, Rev., 5.00%, 7/1/2031	35	46
Series 2018A, Rev., 5.00%, 7/1/2034	25	32
Series A, Rev., 5.00%, 7/1/2034	5,025	6,292
Rev., 5.00%, 7/1/2035	75	98
Rev., 5.00%, 7/1/2036	40	52
Energy Northwest, Electric Generating Station Series A, Rev., 5.00%, 7/1/2021	25	26
Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project Series 2012A, Rev., 5.00%, 1/1/2022(c)	30	32
Public Utility District No. 1 of Cowlitz County, Washington Electric Distribution System Rev., 3.75%, 9/1/2020	30	30

		55,772

Water & Sewer — 0.2%
City of Everett, Water and Sewer Rev., 5.00%, 12/1/2027	25	32
City of Tacoma, Regional Water Supply System Rev., 5.00%, 12/1/2026	100	114
City of Tacoma, Sewer System Rev., 5.00%, 12/1/2031	40	52
Clark Regional Wastewater District, Sewer
Rev., 5.00%, 12/1/2021	310	332
Rev., 5.00%, 12/1/2022	100	111
Rev., 5.00%, 12/1/2023	215	247
Rev., 5.00%, 12/1/2024	355	422
Rev., 5.00%, 12/1/2025	125	153
Rev., 5.00%, 12/1/2026	195	244
Rev., 5.00%, 12/1/2027	200	257
Rev., 5.00%, 12/1/2028	435	571
Rev., 5.00%, 12/1/2029	455	609
Rev., 5.00%, 12/1/2030	200	266
Rev., 5.00%, 12/1/2031	250	330
Rev., 5.00%, 12/1/2032	125	164
Rev., 5.00%, 12/1/2033	105	137
Rev., 5.00%, 12/1/2034	180	234
Rev., 5.00%, 12/1/2035	160	207
Rev., 5.00%, 12/1/2037	310	398
Rev., 5.00%, 12/1/2040	400	509
County of King, Sewer
Series 2015A, Rev., 5.00%, 7/1/2020	100	100
Series 2015B, Rev., 5.00%, 7/1/2020	200	201
Series A, Rev., 5.00%, 1/1/2023	1,180	1,323
Series 2016A, Rev., 5.00%, 7/1/2026	2,295	2,850
Rev., 5.00%, 7/1/2031	30	38
County of Kitsap, Sewer Rev., 4.00%, 12/1/2032	25	31

		9,932

Total Washington		267,664

West Virginia — 0.1%
General Obligation — 0.0%(b)
State of West Virginia, State Road
Series 2018A, GO, 5.00%, 6/1/2028	25	33
Series 2019A, GO, 5.00%, 12/1/2043	40	51

		84

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
West Virginia Economic Development Authority, Correctional, Juvenile and Public Safety Facilities Series 2011A, Rev., 5.00%, 6/1/2020	85	85

Utility — 0.1%
West Virginia Economic Development Authority, Appalachian Power Co. — AMOS Project Series 2009-B, Rev., 2.63%, 6/1/2022(d)	6,460	6,549

Total West Virginia		6,718

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wisconsin — 1.2%
Education — 0.0%(b)
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2022	190	201
Rev., 5.00%, 6/15/2024	205	227
Rev., 5.00%, 6/15/2026	225	257
Rev., 5.00%, 6/15/2034	215	243
Rev., 5.00%, 6/15/2039	390	433

		1,361

General Obligation — 0.2%
DeForest Area School District GO, 4.00%, 4/1/2031	25	30
McFarland School District, School Improvement Series 2018A, GO, 4.00%, 4/1/2025	25	29
Milwaukee Area Technical College District, Promissory Notes Series 2018-19C, GO, 4.00%, 6/1/2023	40	44
Oconomowoc Area School District, Corporate Purpose GO, 4.00%, 4/1/2025	145	169
State of Wisconsin
Series 2011-1, GO, 5.00%, 5/1/2022	30	31
Series 2017-1, GO, 5.00%, 11/1/2023	30	35
Series 4, GO, 5.00%, 5/1/2027	5,000	5,953
Series 2017-1, GO, 5.00%, 11/1/2027	500	644
Series 2019A, GO, 5.00%, 5/1/2030	65	80
Series 3, GO, 5.00%, 11/1/2030	4,190	5,318
Series 2017-1, GO, 5.00%, 11/1/2031	210	265
Series 2017-3, GO, 5.00%, 11/1/2032	20	25

		12,623

Hospital — 0.2%
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	14,572
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	117
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2027	25	28

		14,717

Other Revenue — 0.2%
State of Wisconsin Series A, Rev., 5.00%, 5/1/2028	7,200	9,191
State of Wisconsin, General Fund Annual Appropriation Series 2017B, Rev., 5.00%, 5/1/2035	25	30

		9,221

Prerefunded — 0.6%
State of Wisconsin
Series A, GO, 5.00%, 5/1/2023(c)	16,050	16,756
Series A, GO, 5.25%, 5/1/2025(c)	13,190	13,802
State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio Rev., 5.00%, 6/1/2031(c)	1,225	1,449

		32,007

Transportation — 0.0%(b)
County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2026	175	213
Wisconsin Department of Transportation
Series 2012-1, Rev., 5.00%, 7/1/2022	40	44
Series 2012-1, Rev., 5.00%, 7/1/2023	20	22
Series 2015-1, Rev., 5.00%, 7/1/2023	35	40
Series 2017-1, Rev., 5.00%, 7/1/2023	35	40
Series 2015-1, Rev., 5.00%, 7/1/2026	25	31
Series 2017-1, Rev., 5.00%, 7/1/2027	115	148
Series 2017-1, Rev., 5.00%, 7/1/2030	60	71
Series 2017-2, Rev., 5.00%, 7/1/2030	30	38

		647

Water & Sewer — 0.0%(b)
City of Madison, Water Utility Series 2019A, Rev., 5.00%, 1/1/2028	1,485	1,951
City of Mequon, Water System Series 2017A, Rev., 4.00%, 5/1/2027	25	29

		1,980

Total Wisconsin		72,556

Wyoming — 0.4%
Industrial Development Revenue/Pollution Control Revenue — 0.4%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019A, Rev., 3.63%, 7/15/2039	23,570	25,066

TOTAL MUNICIPAL BONDS (Cost $5,335,960)		5,659,835

	Shares (000)
SHORT-TERM INVESTMENTS — 5.6%
INVESTMENT COMPANIES — 5.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16%(h)(i)(Cost $336,452)	336,311	336,580

Total Investments — 99.5% (Cost $5,672,412)		5,996,415
Other Assets Less Liabilities — 0.5%		31,045

Net Assets — 100.0%		6,027,460

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2020.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	144	09/2020	USD	22,644	91

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$5,659,835	$—	$5,659,835
Short-Term Investments
Investment Companies	336,580	—	—	336,580

Total Investments in Securities	$336,580	$5,659,835	$—	$5,996,415

Appreciation in Other Financial Instruments
Futures Contracts	$91	$—	$—	$91

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16%(a)(b)	$143,314	$1,047,760	$854,575	$(47)	$128	$336,580	336,311	$480	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.